UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01597
Steward Funds, Inc.
(Exact name of registrant as specified in charter)

9753 Katy Freeway
Suite 200
Houston, Texas 77024
(Address of principal executive offices)(Zip code)
John Marten
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 260-9000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):
(b) Not applicable.

Steward Covered Call Income Fund
Class A/SCJAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Covered Call Income Fund (Class A/SCJAX)	$137	1.25%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Covered Call Income Fund (Class A) (the “Fund”) returned 18.54%, underperforming the S&P 500 Index (the “Benchmark”) return of 31.05%. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 17.52% over the same period.
Positive and Negative Contributors to Performance
With regards to the performance attribution for the Fund during the fiscal year ended April 30, 2026, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the Benchmark were information technology, energy, consumer discretionary and industrials. Detracting the most from relative performance were consumer staples, financials and healthcare. Several stocks that contributed the most to relative performance were Advanced Micro-Devices, Alphabet, Broadcom, Nvidia and Exxon Mobil. Stocks detracting the most from relative performance were SalesForce, ServiceNow and T-Mobile.  When considering the values-based screens we apply, the total impact to the Fund by not owning the screened-out companies was a materially positive 81 basis points, with the majority of the net impact coming from our embryonic stem cell research screens and abortion-related screens.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Class A/SCJAX) (with maximum 5.75% sales charge)	11.74%	7.83%	8.46%
Steward Covered Call Income Fund (Class A/SCJAX) (without sales charge)	18.54%	9.11%	9.23%
S&P 500 Index	31.05%	13.14%	14.52%
Cboe S&P 500 BuyWrite Index	17.52%	8.56%	6.76%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics (April 30, 2026)
Fund net assets	$121,644,722
Total number of portfolio holdings	184
Total advisory fees paid, net	$515,394
Portfolio turnover rate as of the end of the reporting period	86%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.8%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Advanced Micro Devices, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
The Fund writes (sells) covered call options on certain securities held.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Covered Call Income Fund
Class A/SCJAX

Steward Covered Call Income Fund
Class C/SCJCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Covered Call Income Fund (Class C/SCJCX)	$218	2.00%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Covered Call Income Fund (Class C) (the “Fund”) returned 17.56%, underperforming the S&P 500 Index (the “Benchmark”) return of 31.05%. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 17.52% over the same period.
Positive and Negative Contributors to Performance
With regards to the performance attribution for the Fund during the fiscal year ended April 30, 2026, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the Benchmark were information technology, energy, consumer discretionary and industrials. Detracting the most from relative performance were consumer staples, financials and healthcare. Several stocks that contributed the most to relative performance were Advanced Micro-Devices, Alphabet, Broadcom, Nvidia and Exxon Mobil. Stocks detracting the most from relative performance were SalesForce, ServiceNow and T-Mobile.  When considering the values-based screens we apply, the total impact to the Fund by not owning the screened-out companies was a materially positive 81 basis points, with the majority of the net impact coming from our embryonic stem cell research screens and abortion-related screens.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class C over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class C for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class C to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Class C/SCJCX) (with maximum 1.00% CDSC sales charge)	16.56%	8.22%	8.47%
Steward Covered Call Income Fund (Class C/SCJCX) (without sales charge)	17.56%	8.22%	8.47%
S&P 500 Index	31.05%	13.14%	14.52%
Cboe S&P 500 BuyWrite Index	17.52%	8.56%	6.76%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class C reflects a deduction of the current maximum CDSC sales charge of 1.00%.
Key Fund Statistics (April 30, 2026)
Fund net assets	$121,644,722
Total number of portfolio holdings	184
Total advisory fees paid, net	$515,394
Portfolio turnover rate as of the end of the reporting period	86%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.8%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Advanced Micro Devices, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
The Fund writes (sells) covered call options on certain securities held.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Covered Call Income Fund
Class C/SCJCX

Steward Covered Call Income Fund
Class R6/SCJKX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”)  for the period of August 28, 2025 (commencement of operations for Class R6) to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(2)
Steward Covered Call Income Fund (Class R6/SCJKX)	$69	1.00%
(1)
Class R6 shares of the Fund commenced operations on August 28, 2025. Had Class R6 shares of the Fund been in operation for a full year, the cost of a $10,000 investment would have been higher. Reflects applicable expense reimbursements and fee waivers.

(2)	Annualized. Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the period August 28, 2025 (commencement of operations) through fiscal year ended April 30, 2026, the Steward Covered Call Income Fund (Class R6) (the “Fund”) returned 6.68%, underperforming the S&P 500 Index (the “Benchmark”) return of 11.76%. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 11.28% over the same period.
Positive and Negative Contributors to Performance
With regards to the performance attribution for the Fund during the fiscal year ended April 30, 2026, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the Benchmark were information technology, energy, consumer discretionary and industrials. Detracting the most from relative performance were consumer staples, financials and healthcare. Several stocks that contributed the most to relative performance were Advanced Micro-Devices, Alphabet, Broadcom, Nvidia and Exxon Mobil. Stocks detracting the most from relative performance were SalesForce, ServiceNow and T-Mobile.  When considering the values-based screens we apply, the total impact to the Fund by not owning the screened-out companies was a materially positive 81 basis points, with the majority of the net impact coming from our embryonic stem cell research screens and abortion-related screens.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	Since Inception
Steward Covered Call Income Fund (Class R6/SCJKX)	6.68%
S&P 500 Index	11.76%
Cboe S&P 500 BuyWrite Index	11.28%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$121,644,722
Total number of portfolio holdings	184
Total advisory fees paid, net	$515,394
Portfolio turnover rate as of the end of the reporting period	86%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.8%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Advanced Micro Devices, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
The Fund writes (sells) covered call options on certain securities held.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Covered Call Income Fund
Class R6/SCJKX

Steward Covered Call Income Fund
Institutional Class/SCJIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Covered Call Income Fund (Institutional Class/SCJIX)	$109	1.00%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Covered Call Income Fund (Institutional Class) (the “Fund”) returned 18.77%, underperforming the S&P 500 Index (the “Benchmark”) return of 31.05%. The Fund’s secondary benchmark, the Cboe S&P 500 BuyWrite Index (BXM), returned 17.52% over the same period.
Positive and Negative Contributors to Performance
With regards to the performance attribution for the Fund during the fiscal year ended April 30, 2026, there were several sectors and individual stocks worth highlighting. From a sector allocation standpoint for the stock portfolio, the sectors contributing the most to relative performance against the Benchmark were information technology, energy, consumer discretionary and industrials. Detracting the most from relative performance were consumer staples, financials and healthcare. Several stocks that contributed the most to relative performance were Advanced Micro-Devices, Alphabet, Broadcom, Nvidia and Exxon Mobil. Stocks detracting the most from relative performance were SalesForce, ServiceNow and T-Mobile.  When considering the values-based screens we apply, the total impact to the Fund by not owning the screened-out companies was a materially positive 81 basis points, with the majority of the net impact coming from our embryonic stem cell research screens and abortion-related screens.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Covered Call Income Fund (Institutional Class/SCJIX)	18.77%	9.36%	9.48%
S&P 500 Index	31.05%	13.14%	14.52%
Cboe S&P 500 BuyWrite Index	17.52%	8.56%	6.76%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$121,644,722
Total number of portfolio holdings	184
Total advisory fees paid, net	$515,394
Portfolio turnover rate as of the end of the reporting period	86%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.8%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	3.9%
Alphabet, Inc., Class C	3.2%
Advanced Micro Devices, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.0%
SECTOR ALLOCATION
The Fund writes (sells) covered call options on certain securities held.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Covered Call Income Fund
Institutional Class/SCJIX

Steward Equity Market Neutral Fund
Class A/SMNAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Class A/SMNAX)	$271	2.69%(1)
(1)
Includes the effect of dividend expense and brokerage expense on securities sold short and does not include the proportionate share of expenses and income in the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Equity Market Neutral Fund (Class A) (the “Fund”) returned 1.34%, underperforming the ICE BofA 3 Month US Treasury Bill Index (the “Benchmark” ) return of 3.98%.
Positive and Negative Contributors to Performance
The underperformance of the Fund relative to the Benchmark was significantly influenced by a negative allocation effect, although partially offset by a positive stock selection effect. Specifically, the short positions within the materials and industrials sectors were the largest detractors from performance while short positions within consumer staples and communications services positively impacted performance during the period.  The long positions within industrials and consumer discretionary added value for the period only modestly offset by long positions in consumer staples.  On an individual stock basis, the  largest detractors from performance within the short positions were Five Below, Inc. and MP Materials Corp., while the short positions in Strategy Inc and Liberty Broadband Corp were among the top performers.   Within the long positions, GoDaddy, Inc. and H&R Block were the largest detractors from performance while Twilio, Inc., Cummins Inc. and WESCO International were the largest contributors.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Equity Market Neutral Fund (Class A/SMNAX) (with maximum 5.75% sales charge)	(4.44)%	3.49%
Steward Equity Market Neutral Fund (Class A/SMNAX) (without sales charge)	1.34%	4.88%
ICE BofA 3 Month U.S. Treasury Bill Index	3.98%	3.85%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Key Fund Statistics (April 30, 2026)
Fund net assets	$106,082,568
Total number of portfolio holdings	227
Total advisory fees paid	$1,077,611
Portfolio turnover rate as of the end of the reporting period	176%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Long:
QUALCOMM, Inc.	1.1%
Western Digital Corp.	1.0%
Weatherford International PLC	1.0%
Chord Energy Corp.	1.0%
TechnipFMC PLC	0.9%
Short:
Aurora Innovation, Inc.	(1.2)%
Blue Owl Capital, Inc.	(1.1)%
Strategy, Inc.	(1.1)%
KKR & Co., Inc.	(1.1)%
Atmos Energy Corp.	(1.1)%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Equity Market Neutral Fund
Class A/SMNAX

Steward Equity Market Neutral Fund
Institutional Class/SMNIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	$250	2.48%(1)
(1)
Includes the effect of dividend expense and brokerage expense on securities sold short and does not include the proportionate share of expenses and income in the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund's Performance
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Equity Market Neutral Fund (Institutional Class) (the “Fund”) returned 1.56%, underperforming the ICE BofA 3 Month US Treasury Bill Index (the “Benchmark” ) return of 3.98%.
Positive and Negative Contributors to Performance
The underperformance of the Fund relative to the Benchmark was significantly influenced by a negative allocation effect, although partially offset by a positive stock selection effect. Specifically, the short positions within the materials and industrials sectors were the largest detractors from performance while short positions within consumer staples and communications services positively impacted performance during the period.  The long positions within industrials and consumer discretionary added value for the period only modestly offset by long positions in consumer staples.  On an individual stock basis, the  largest detractors from performance within the short positions were Five Below, Inc. and MP Materials Corp., while the short positions in Strategy Inc and Liberty Broadband Corp were among the top performers.   Within the long positions, GoDaddy, Inc. and H&R Block were the largest detractors from performance while Twilio, Inc., Cummins Inc. and WESCO International were the largest contributors.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	1.56%	5.11%
ICE BofA 3 Month U.S. Treasury Bill Index	3.98%	3.85%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$106,082,568
Total number of portfolio holdings	227
Total advisory fees paid	$1,077,611
Portfolio turnover rate as of the end of the reporting period	176%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Long:
QUALCOMM, Inc.	1.1%
Western Digital Corp.	1.0%
Weatherford International PLC	1.0%
Chord Energy Corp.	1.0%
TechnipFMC PLC	0.9%
Short:
Aurora Innovation, Inc.	(1.2)%
Blue Owl Capital, Inc.	(1.1)%
Strategy, Inc.	(1.1)%
KKR & Co., Inc.	(1.1)%
Atmos Energy Corp.	(1.1)%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Equity Market Neutral Fund
Institutional Class/SMNIX

Steward Global Equity Income Fund
Class A/SGIDX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class A/SGIDX)	$140	1.24%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Global Equity Income Fund (Class A) (the “Fund”) returned 25.33%, underperforming the MSCI World Index (the “Benchmark”) return of 29.68%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 20.82%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 60% U.S. and 40% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 15.76%. Canada (14.03% of total net assets) was the second largest contributor with a total return of 47.38%. India (0.98% of total net assets) and the Philippines (1.25% of total net assets) were negative contributing countries, with total returns of -23.92% and -8.85% during the period, respectively.
The leading positive stock contributors to performance included Taiwan Semiconductor Manufacturing Co. (3.97% of total net assets), Broadcom Inc. (3.11% of total net assets), and Analog Devices, Inc. (1.86% of total net assets). Total return for these stocks was 139.88%, 118.63%, and 109.55% during the period, respectively. Leading negative stock contributors to performance were Paychex, Inc. (1.53% of total net assets), Accenture PLC (0.94% of total net assets), and Broadridge Financial Solutions, Inc. (1.38% of total net assets). Total return for these stocks was -34.81%, -39.50%, and -35.38% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA Corp., Alphabet Inc., and Micron Technology which rose 83.27%, 143.15%, and 573.71% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2026, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted UnitedHealth Group from purchase in the Fund due to the company’s Abortion activities as well as Philip Morris International due to its Tobacco business. Total return during the period for these stocks was -7.40% and -0.24%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Global Equity Income Fund (Class A/SGIDX) (with maximum 5.75% sales charge)	18.14%	7.53%	10.12%
Steward Global Equity Income Fund (Class A/SGIDX) (without sales charge)	25.33%	8.81%	10.77%
MSCI World Index	29.68%	11.80%	13.22%
MSCI World High Dividend Yield Index	20.82%	8.87%	8.69%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics (April 30, 2026)
Fund net assets	$476,146,579
Total number of portfolio holdings	66
Total advisory fees paid	$2,768,519
Portfolio turnover rate as of the end of the reporting period	30%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.7%
Broadcom, Inc.	3.8%
Analog Devices, Inc.	2.6%
Suncor Energy, Inc.	2.2%
Lloyds Banking Group PLC, ADR	2.2%
HSBC Holdings PLC, Sponsored ADR	2.2%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Gap, Inc. (The)	2.1%
ZTO Express Cayman, Inc., ADR	2.0%
McDonald's Corp.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Global Equity Income Fund
Class A/SGIDX

Steward Global Equity Income Fund
Class C/SGIFX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class C/SGIFX)	$221	1.97%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Global Equity Income Fund (Class C) (the “Fund”) returned 24.42%, underperforming the MSCI World Index (the “Benchmark”) return of 29.68%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 20.82%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 60% U.S. and 40% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 15.76%. Canada (14.03% of total net assets) was the second largest contributor with a total return of 47.38%. India (0.98% of total net assets) and the Philippines (1.25% of total net assets) were negative contributing countries, with total returns of -23.92% and -8.85% during the period, respectively.
The leading positive stock contributors to performance included Taiwan Semiconductor Manufacturing Co. (3.97% of total net assets), Broadcom Inc. (3.11% of total net assets), and Analog Devices, Inc. (1.86% of total net assets). Total return for these stocks was 139.88%, 118.63%, and 109.55% during the period, respectively. Leading negative stock contributors to performance were Paychex, Inc. (1.53% of total net assets), Accenture PLC (0.94% of total net assets), and Broadridge Financial Solutions, Inc. (1.38% of total net assets). Total return for these stocks was -34.81%, -39.50%, and -35.38% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA Corp., Alphabet Inc., and Micron Technology which rose 83.27%, 143.15%, and 573.71% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2026, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted UnitedHealth Group from purchase in the Fund due to the company’s Abortion activities as well as Philip Morris International due to its Tobacco business. Total return during the period for these stocks was -7.40% and -0.24%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class C over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class C for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class C to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Global Equity Income Fund (Class C/SGIFX) (with maximum 1.00% CDSC sales charge)	23.42%	7.93%	8.68%
Steward Global Equity Income Fund (Class C/SGIFX) (without sales charge)	24.42%	7.93%	8.68%
MSCI World Index	29.68%	11.80%	12.41%
MSCI World High Dividend Yield Index	20.82%	8.87%	7.96%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class C reflects a deduction of the current maximum CDSC sales charge of 1.00%.
Key Fund Statistics (April 30, 2026)
Fund net assets	$476,146,579
Total number of portfolio holdings	66
Total advisory fees paid	$2,768,519
Portfolio turnover rate as of the end of the reporting period	30%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.7%
Broadcom, Inc.	3.8%
Analog Devices, Inc.	2.6%
Suncor Energy, Inc.	2.2%
Lloyds Banking Group PLC, ADR	2.2%
HSBC Holdings PLC, Sponsored ADR	2.2%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Gap, Inc. (The)	2.1%
ZTO Express Cayman, Inc., ADR	2.0%
McDonald's Corp.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Global Equity Income Fund
Class C/SGIFX

Steward Global Equity Income Fund
Class R6/SGIGX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class R6/SGIGX)	$98	0.87%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Global Equity Income Fund (Class R6) (the “Fund”) returned 25.80%, underperforming the MSCI World Index (the “Benchmark”) return of 29.68%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 20.82%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 60% U.S. and 40% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 15.76%. Canada (14.03% of total net assets) was the second largest contributor with a total return of 47.38%. India (0.98% of total net assets) and the Philippines (1.25% of total net assets) were negative contributing countries, with total returns of -23.92% and -8.85% during the period, respectively.
The leading positive stock contributors to performance included Taiwan Semiconductor Manufacturing Co. (3.97% of total net assets), Broadcom Inc. (3.11% of total net assets), and Analog Devices, Inc. (1.86% of total net assets). Total return for these stocks was 139.88%, 118.63%, and 109.55% during the period, respectively. Leading negative stock contributors to performance were Paychex, Inc. (1.53% of total net assets), Accenture PLC (0.94% of total net assets), and Broadridge Financial Solutions, Inc. (1.38% of total net assets). Total return for these stocks was -34.81%, -39.50%, and -35.38% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA Corp., Alphabet Inc., and Micron Technology which rose 83.27%, 143.15%, and 573.71% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2026, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted UnitedHealth Group from purchase in the Fund due to the company’s Abortion activities as well as Philip Morris International due to its Tobacco business. Total return during the period for these stocks was -7.40% and -0.24%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Global Equity Income Fund (Class R6/SGIGX)	25.80%	9.24%	9.83%
MSCI World Index	29.68%	11.80%	12.41%
MSCI World High Dividend Yield Index	20.82%	8.87%	7.96%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$476,146,579
Total number of portfolio holdings	66
Total advisory fees paid	$2,768,519
Portfolio turnover rate as of the end of the reporting period	30%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.7%
Broadcom, Inc.	3.8%
Analog Devices, Inc.	2.6%
Suncor Energy, Inc.	2.2%
Lloyds Banking Group PLC, ADR	2.2%
HSBC Holdings PLC, Sponsored ADR	2.2%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Gap, Inc. (The)	2.1%
ZTO Express Cayman, Inc., ADR	2.0%
McDonald's Corp.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Global Equity Income Fund
Class R6/SGIGX

Steward Global Equity Income Fund
Institutional Class/SGISX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Institutional Class/SGISX)	$112	0.99%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Global Equity Income Fund (Institutional Class) (the “Fund”) returned 25.64%, underperforming the MSCI World Index (the “Benchmark”) return of 29.68%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 20.82%.
Positive and Negative Contributors to Performance
The Fund’s allocation at the end of the period was 60% U.S. and 40% international. From a country perspective, the U.S. was the largest contributor to performance with a total return of 15.76%. Canada (14.03% of total net assets) was the second largest contributor with a total return of 47.38%. India (0.98% of total net assets) and the Philippines (1.25% of total net assets) were negative contributing countries, with total returns of -23.92% and -8.85% during the period, respectively.
The leading positive stock contributors to performance included Taiwan Semiconductor Manufacturing Co. (3.97% of total net assets), Broadcom Inc. (3.11% of total net assets), and Analog Devices, Inc. (1.86% of total net assets). Total return for these stocks was 139.88%, 118.63%, and 109.55% during the period, respectively. Leading negative stock contributors to performance were Paychex, Inc. (1.53% of total net assets), Accenture PLC (0.94% of total net assets), and Broadridge Financial Solutions, Inc. (1.38% of total net assets). Total return for these stocks was -34.81%, -39.50%, and -35.38% for the period, respectively.
Relative to the Benchmark, performance was negatively impacted from relative underweights in NVIDIA Corp., Alphabet Inc., and Micron Technology which rose 83.27%, 143.15%, and 573.71% during the period, respectively. These stocks were excluded from the Fund because their dividend yields failed to meet longstanding minimum criteria for the strategy.
For the fiscal year ended April 30, 2026, the Fund’s values-based screening policies had a positive impact on performance relative to the Benchmark. For example, the screens restricted UnitedHealth Group from purchase in the Fund due to the company’s Abortion activities as well as Philip Morris International due to its Tobacco business. Total return during the period for these stocks was -7.40% and -0.24%, respectively. Not owning these underperforming stocks positively impacted Fund performance.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Global Equity Income Fund (Institutional Class/SGISX)	25.64%	9.09%	11.09%
MSCI World Index	29.68%	11.80%	13.22%
MSCI World High Dividend Yield Index	20.82%	8.87%	8.69%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$476,146,579
Total number of portfolio holdings	66
Total advisory fees paid	$2,768,519
Portfolio turnover rate as of the end of the reporting period	30%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.7%
Broadcom, Inc.	3.8%
Analog Devices, Inc.	2.6%
Suncor Energy, Inc.	2.2%
Lloyds Banking Group PLC, ADR	2.2%
HSBC Holdings PLC, Sponsored ADR	2.2%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Gap, Inc. (The)	2.1%
ZTO Express Cayman, Inc., ADR	2.0%
McDonald's Corp.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Global Equity Income Fund
Institutional Class/SGISX

Steward Large Cap Core Fund
Class A/SJCAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Large Cap Core Fund (Class A/SJCAX)	$113	1.00%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Large Cap Core Fund (Class A) (the “Fund”) returned 26.16%, underperforming the Russell 1000 Index (the “Benchmark”) return of 30.42%.
Positive and Negative Contributors to Performance
The Fund's underperformance relative to the Benchmark was primarily attributed to negative stock selection with adverse sector allocation further reducing the returns. The information technology sector detracted significantly with a total effect of -4.53%, largely driven by the semiconductors and semiconductor equipment companies which contributed -3.09% to the negative results.  Conversely, communication services contributed positively with a total effect of 1.18%, supported by the Telecommunication Services Industry Group.  On an individual stock basis, the largest detractors from performance were H&R Block, Inc. and Adobe Inc.  and the underweight to Tesla, Inc.   The largest positive contributors to performance were Millicom International Cellular SA and TechnipFMC plc.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Class A/SJCAX) (with maximum 5.75% sales charge)	18.90%	7.64%
Steward Large Cap Core Fund (Class A/SJCAX) (without sales charge)	26.16%	9.08%
Russell 1000 Index	30.42%	11.01%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
Key Fund Statistics (April 30, 2026)
Fund net assets	$200,496,206
Total number of portfolio holdings	90
Total advisory fees paid, net	$649,573
Portfolio turnover rate as of the end of the reporting period	101%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.9%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.9%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Mastercard, Inc., Class A	1.5%
QUALCOMM, Inc.	1.4%
Bank of America Corp.	1.4%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Large Cap Core Fund
Class A/SJCAX

Steward Large Cap Core Fund
Class R6/SJCRX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Large Cap Core Fund (Class R6/SJCRX)	$85	0.75%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Large Cap Core Fund (Class R6) (the “Fund”) returned 26.45%, underperforming the Russell 1000 Index (the “Benchmark”) return of 30.42%.
Positive and Negative Contributors to Performance
The Fund's underperformance relative to the Benchmark was primarily attributed to negative stock selection with adverse sector allocation further reducing the returns. The information technology sector detracted significantly with a total effect of -4.53%, largely driven by the semiconductors and semiconductor equipment companies which contributed -3.09% to the negative results.  Conversely, communication services contributed positively with a total effect of 1.18%, supported by the Telecommunication Services Industry Group.  On an individual stock basis, the largest detractors from performance were H&R Block, Inc. and Adobe Inc.  and the underweight to Tesla, Inc.   The largest positive contributors to performance were Millicom International Cellular SA and TechnipFMC plc.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Class R6/SJCRX)	26.45%	17.60%
Russell 1000 Index	30.42%	20.14%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$200,496,206
Total number of portfolio holdings	90
Total advisory fees paid, net	$649,573
Portfolio turnover rate as of the end of the reporting period	101%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.9%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.9%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Mastercard, Inc., Class A	1.5%
QUALCOMM, Inc.	1.4%
Bank of America Corp.	1.4%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Large Cap Core Fund
Class R6/SJCRX

Steward Large Cap Core Fund
Institutional Class/SJCIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Large Cap Core Fund (Institutional Class/SJCIX)	$85	0.75%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Large Cap Core Fund (Institutional Class) (the “Fund”) returned 26.44%, underperforming the Russell 1000 Index (the “Benchmark”) return of 30.42%.
Positive and Negative Contributors to Performance
The Fund's underperformance relative to the Benchmark was primarily attributed to negative stock selection with adverse sector allocation further reducing the returns. The information technology sector detracted significantly with a total effect of -4.53%, largely driven by the semiconductors and semiconductor equipment companies which contributed -3.09% to the negative results.  Conversely, communication services contributed positively with a total effect of 1.18%, supported by the Telecommunication Services Industry Group.  On an individual stock basis, the largest detractors from performance were H&R Block, Inc. and Adobe Inc.  and the underweight to Tesla, Inc.   The largest positive contributors to performance were Millicom International Cellular SA and TechnipFMC plc.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Core Fund (Institutional Class/SJCIX)	26.44%	9.36%
Russell 1000 Index	30.42%	11.01%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$200,496,206
Total number of portfolio holdings	90
Total advisory fees paid, net	$649,573
Portfolio turnover rate as of the end of the reporting period	101%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.9%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.2%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.9%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Mastercard, Inc., Class A	1.5%
QUALCOMM, Inc.	1.4%
Bank of America Corp.	1.4%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Large Cap Core Fund
Institutional Class/SJCIX

Steward Large Cap Growth Fund
Class A/SJGAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Large Cap Growth Fund (Class A/SJGAX)	$112	1.00%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Large Cap Growth Fund (Class A) (the “Fund”) returned 24.12%, underperforming the Russell 1000 Growth Index (the “Benchmark”) return of 30.63%.
Positive and Negative Contributors to Performance
The Fund’s underperformance relative to the Benchmark was primarily driven by a sector allocation with stock selection further reducing returns. The information technology sector was the largest detractor with a total effect of -3.20%, primarily driven by the software and services companies which subtracted -2.19%.  Conversely, health care contributed positively, adding 66 basis points overall, with pharmaceuticals biotechnology & life sciences providing a gain of 93 basis points.  On an individual stock basis, the largest detractors were Sprout Farmers Market, Inc. and the underweight in Broadcom Inc.   The best performing stocks were Microsoft Corp. and Comfort Systems USA, Inc.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Growth Fund (Class A/SJGAX) (with maximum 5.75% sales charge)	16.99%	8.18%
Steward Large Cap Growth Fund (Class A/SJGAX) (without sales charge)	24.12%	9.63%
Russell 1000 Index	30.42%	11.01%
Russell 1000 Growth Index	30.63%	11.57%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
Key Fund Statistics (April 30, 2026)
Fund net assets	$247,660,819
Total number of portfolio holdings	69
Total advisory fees paid, net	$842,827
Portfolio turnover rate as of the end of the reporting period	106%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	12.3%
Apple, Inc.	9.4%
Alphabet, Inc., Class A	5.4%
Broadcom, Inc.	4.7%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	2.5%
Microsoft Corp.	2.5%
Visa, Inc., Class A	2.4%
Tesla, Inc.	2.3%
Mastercard, Inc., Class A	2.2%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Large Cap Growth Fund
Class A/SJGAX

Steward Large Cap Growth Fund
Institutional Class/SJGIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	$84	0.75%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Large Cap Growth Fund (Institutional Class) (the “Fund”) returned 24.41%, underperforming the Russell 1000 Growth Index (the “Benchmark”) return of 30.63%.
Positive and Negative Contributors to Performance
The Fund’s underperformance relative to the Benchmark was primarily driven by a sector allocation with stock selection further reducing returns. The information technology sector was the largest detractor with a total effect of -3.20%, primarily driven by the software and services companies which subtracted -2.19%.  Conversely, health care contributed positively, adding 66 basis points overall, with pharmaceuticals biotechnology & life sciences providing a gain of 93 basis points.  On an individual stock basis, the largest detractors were Sprout Farmers Market, Inc. and the underweight in Broadcom Inc.   The best performing stocks were Microsoft Corp. and Comfort Systems USA, Inc.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	24.41%	9.91%
Russell 1000 Index	30.42%	11.01%
Russell 1000 Growth Index	30.63%	11.57%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$247,660,819
Total number of portfolio holdings	69
Total advisory fees paid, net	$842,827
Portfolio turnover rate as of the end of the reporting period	106%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	12.3%
Apple, Inc.	9.4%
Alphabet, Inc., Class A	5.4%
Broadcom, Inc.	4.7%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	2.5%
Microsoft Corp.	2.5%
Visa, Inc., Class A	2.4%
Tesla, Inc.	2.3%
Mastercard, Inc., Class A	2.2%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Large Cap Growth Fund
Institutional Class/SJGIX

Steward Large Cap Value Fund
Class A/SJVAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Large Cap Value Fund (Class A/SJVAX)	$113	1.00%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Large Cap Value Fund (Class A) (the “Fund”) returned 25.73%, underperforming the Russell 1000 Value Index (the “Benchmark”) return of 29.25%.
Positive and Negative Contributors to Performance
The Fund’s underperformance relative to the Benchmark was primarily driven by sector allocation which was modestly offset by positive stock selection. Detractors included information technology, which reduced relative performance by  -5.58%, particularly within the semiconductors and semiconductor equipment companies at -4.45%. Conversely, financials contributed positively by 2.69%, with financial services companies adding 1.78%. On an individual stock basis, the largest detractors were Micron Technology Inc. and Genpact Limited. The best performing stocks were Millicom International Cellular SA and Western Digital Corporation.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Value Fund (Class A/SJVAX) (with maximum 5.75% sales charge)	18.51%	8.52%
Steward Large Cap Value Fund (Class A/SJVAX) (without sales charge)	25.73%	9.98%
Russell 1000 Index	30.42%	11.01%
Russell 1000 Value Index	29.25%	9.91%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%.
Key Fund Statistics (April 30, 2026)
Fund net assets	$137,064,089
Total number of portfolio holdings	96
Total advisory fees paid, net	$340,065
Portfolio turnover rate as of the end of the reporting period	107%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc., Class A	4.5%
Bank of America Corp.	2.0%
Analog Devices, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
International Business Machines Corp.	1.7%
Morgan Stanley	1.6%
Verizon Communications, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Citigroup, Inc.	1.6%
Western Digital Corp.	1.6%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Large Cap Value Fund
Class A/SJVAX

Steward Large Cap Value Fund
Institutional Class/SJVIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
Steward Large Cap Value Fund (Institutional Class/SJVIX)	$85	0.75%
(1)	Reflects applicable expense reimbursements and fee waivers.
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Large Cap Value Fund (Institutional Class) (the “Fund”) returned 26.07%, underperforming the Russell 1000 Value Index (the “Benchmark”) return of 29.25%.
Positive and Negative Contributors to Performance
The Fund’s underperformance relative to the Benchmark was primarily driven by sector allocation which was modestly offset by positive stock selection. Detractors included information technology, which reduced relative performance by   -5.58%, particularly within the semiconductors and semiconductor equipment companies at -4.45%. Conversely, financials contributed positively by 2.69%, with financial services companies adding 1.78%. On an individual stock basis, the largest detractors were Micron Technology Inc. and Genpact Limited. The best performing stocks were Millicom International Cellular SA and Western Digital Corporation.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	Since Inception
Steward Large Cap Value Fund (Institutional Class/SJVIX)	26.07%	10.26%
Russell 1000 Index	30.42%	11.01%
Russell 1000 Value Index	29.25%	9.91%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$137,064,089
Total number of portfolio holdings	96
Total advisory fees paid, net	$340,065
Portfolio turnover rate as of the end of the reporting period	107%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc., Class A	4.5%
Bank of America Corp.	2.0%
Analog Devices, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
International Business Machines Corp.	1.7%
Morgan Stanley	1.6%
Verizon Communications, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Citigroup, Inc.	1.6%
Western Digital Corp.	1.6%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Large Cap Value Fund
Institutional Class/SJVIX

Steward Select Bond Fund
Class A/SEAKX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Class A/SEAKX)	$96	0.94%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Select Bond Fund (Class A) (the “Fund”) returned 3.67%, outperforming the  Bloomberg U.S. Government/Credit Bond Index (the “Benchmark”) return of 3.55%.
Positive and Negative Contributors to Performance
There were numerous shocks to the economy during the period, including the differing variations of tariff policy, the surge of AI and the large capex associated with the technology, and the energy shock related to geopolitical events in the Middle East.  We shouldn’t be surprised that US 10-year yields vacillated, beginning the 12-month period at 4.16% on 4/30/25, hitting a high of the period on 5/21/25 at 4.60%, dropping to a low of 3.94% on 2/27/26, and ending the period on 4/30/26 at a level not too far from where we started at 4.37%.  Although the Fund maintained a shorter duration than its Benchmark, we did move duration much closer to neutral to help reduce interest rate volatility as we expected the Fed to begin cutting rates towards the end of 2025.  We also increased the US Treasury allocation to take advantage of opportunities in the sector and better align with the Benchmark.  The largest positive contributors to the Fund’s outperformance relative to the Benchmark were duration, security selection, allocation decisions, and the carry effect as the yield curve steepened.  The spread effect was the largest drag on performance relative to the Benchmark as there were brief spans of spread widening and our overweight to the corporate sector, although a positive for the income component of total return, intensified that effect.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Select Bond Fund (Class A/SEAKX) (with maximum 3.75% sales charge)	(0.22)%	(0.68)%	0.56%
Steward Select Bond Fund (Class A/SEAKX) (without sales charge)	3.67%	0.08%	0.94%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Government/Credit Bond Index	3.55%	0.09%	1.75%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 3.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics (April 30, 2026)
Fund net assets	$221,539,187
Total number of portfolio holdings	150
Total advisory fees paid	$630,176
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	4.0%
QUALCOMM, Inc.	1.8%
U.S. Treasury Notes, 3.50%, 02/15/33	1.7%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.6%
U.S. Treasury Notes, 1.25%, 04/15/28	1.5%
L3Harris Technologies, Inc.	1.4%
U.S. Treasury Notes, 4.38%, 05/15/34	1.4%
U.S. Treasury Notes, 4.13%, 03/31/31	1.4%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
U.S. Treasury Notes, 4.00%, 06/30/32	1.3%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Select Bond Fund
Class A/SEAKX

Steward Select Bond Fund
Institutional Class/SEACX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Institutional Class/SEACX)	$69	0.68%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Select Bond Fund (Institutional Class) (the “Fund”) returned 3.93%, outperforming the  Bloomberg U.S. Government/Credit Bond Index (the “Benchmark”) return of 3.55%.
Positive and Negative Contributors to Performance
There were numerous shocks to the economy during the period, including the differing variations of tariff policy, the surge of AI and the large capex associated with the technology, and the energy shock related to geopolitical events in the Middle East.  We shouldn’t be surprised that US 10-year yields vacillated, beginning the 12-month period at 4.16% on 4/30/25, hitting a high of the period on 5/21/25 at 4.60%, dropping to a low of 3.94% on 2/27/26, and ending the period on 4/30/26 at a level not too far from where we started at 4.37%.  Although the Fund maintained a shorter duration than its Benchmark, we did move duration much closer to neutral to help reduce interest rate volatility as we expected the Fed to begin cutting rates towards the end of 2025.  We also increased the US Treasury allocation to take advantage of opportunities in the sector and better align with the Benchmark.  The largest positive contributors to the Fund’s outperformance relative to the Benchmark were duration, security selection, allocation decisions, and the carry effect as the yield curve steepened.  The spread effect was the largest drag on performance relative to the Benchmark as there were brief spans of spread widening and our overweight to the corporate sector, although a positive for the income component of total return, intensified that effect.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Select Bond Fund (Institutional Class/SEACX)	3.93%	0.32%	1.22%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Government/Credit Bond Index	3.55%	0.09%	1.75%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$221,539,187
Total number of portfolio holdings	150
Total advisory fees paid	$630,176
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	4.0%
QUALCOMM, Inc.	1.8%
U.S. Treasury Notes, 3.50%, 02/15/33	1.7%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.6%
U.S. Treasury Notes, 1.25%, 04/15/28	1.5%
L3Harris Technologies, Inc.	1.4%
U.S. Treasury Notes, 4.38%, 05/15/34	1.4%
U.S. Treasury Notes, 4.13%, 03/31/31	1.4%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
U.S. Treasury Notes, 4.00%, 06/30/32	1.3%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Select Bond Fund
Institutional Class/SEACX

Steward Values Enhanced International Fund
Class A/SNTKX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Class A/SNTKX)	$118	1.02%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Values Enhanced International Fund (Class A) (the “Fund”) returned 30.39%, underperforming the S&P International 700 ADR Index (the “Benchmark”) return of 43.62%. For comparison purposes, the return for the Fund’s secondary benchmark (the "Blended Benchmark Index"), comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%), returned 32.26% for the period.
Positive and negative contributors to performance
The Fund’s dual market structure kept the same allocation to emerging markets during the fiscal year: 80% allocated toward non-U.S. developed markets (DM) and 20% toward emerging markets (EM). As a reminder, the Fund’s dual market structure has historically tilted its EM allocation between 10-20% of total net assets, with 15% representing a neutral position. During the year, the allocation to EM positively impacted the Fund by 156 basis points (“bps”) relative to the Blended Benchmark Index.
As it relates to countries, Denmark was the largest positive contributor to relative performance, driven by the Fund’s inability to hold  Novo Nordisk.  The United Kingdom was the largest negative contributor to relative performance, due to positive performing exclusions, AstraZeneca and British American Tobacco.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the year fiscal year ended April 30, 2026, the Fund’s values-based screening detracted from relative performance by 252 bps. Not owning large index weights Novartis (32.9%) and AstraZeneca (30.9%), negatively impacted the portfolio by 247 bps. The Fund is unable to hold both due to embryonic stem cell research. Not owning underperforming stocks Novo Nordisk (-34.4%) and Sanofi SA (-11.7%) positively impacted relative performance by 163 bps. Novo Nordisk is removed due to embryonic stem cell research and Sanofi for abortion-related activities.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced International Fund (Class A/SNTKX) (with maximum 5.75% sales charge)	22.90%	8.75%	8.65%
Steward Values Enhanced International Fund (Class A/SNTKX) (without sales charge)	30.39%	10.05%	9.30%
S&P International 700 ADR Index	43.62%	14.13%	11.35%
Blended Benchmark Index	32.26%	11.96%	9.99%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was notsubject to a sales charge.
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.
Key Fund Statistics (April 30, 2026)
Fund net assets	$301,948,654
Total number of portfolio holdings	111
Total advisory fees paid	$1,000,945
Portfolio turnover rate as of the end of the reporting period	59%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	8.0%
HSBC Holdings PLC, Sponsored ADR	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.4%
Takeda Pharmaceutical Co. Ltd., ADR	3.9%
Shell PLC, ADR	3.8%
Unilever PLC, Sponsored ADR	3.5%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3.2%
Alibaba Group Holding Ltd., Sponsored ADR	3.2%
TotalEnergies SE	3.1%
BHP Group Ltd., Sponsored ADR	3.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective July 31, 2025, the name of the Fund was changed from Steward International Enhanced Index Fund to Steward Values Enhanced International Fund. In addition to the name change, the Fund also (i) eliminated its investment policy that, under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies included in the S&P International 700 ADR Index (however, the Fund still invests at least 80% of its assets in the securities of non-U.S. companies) and (ii) amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in the Blended Benchmark Index, based on their positive value scores.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced International Fund
Class A/SNTKX

Steward Values Enhanced International Fund
Class R6/SNTFX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Class R6/SNTFX)	$76	0.66%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Values Enhanced International Fund (Class R6) (the “Fund”) returned 30.88%, underperforming the S&P International 700 ADR Index (the “Benchmark”) return of 43.62%. For comparison purposes, the return for the Fund’s secondary benchmark (the "Blended Benchmark Index"), comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%) returned 32.26% for the period.
Positive and negative contributors to performance
The Fund’s dual market structure kept the same allocation to emerging markets during the fiscal year: 80% allocated toward non-U.S. developed markets (DM) and 20% toward emerging markets (EM). As a reminder, the Fund’s dual market structure has historically tilted its EM allocation between 10-20% of total net assets, with 15% representing a neutral position. During the year, the allocation to EM positively impacted the Fund by 156 basis points (“bps”) relative to the Blended Benchmark Index
As it relates to countries, Denmark was the largest positive contributor to relative performance, driven by the Fund’s inability to hold  Novo Nordisk.  The United Kingdom was the largest negative contributor to relative performance, due to positive performing exclusions, AstraZeneca and British American Tobacco.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the year fiscal year ended April 30, 2026, the Fund’s values-based screening detracted from relative performance by 252 bps. Not owning large index weights Novartis (32.9%) and AstraZeneca (30.9%), negatively impacted the portfolio by 247 bps. The Fund is unable to hold both due to embryonic stem cell research. Not owning underperforming stocks Novo Nordisk (-34.4%) and Sanofi SA (-11.7%) positively impacted relative performance by 163 bps. Novo Nordisk is removed due to embryonic stem cell research and Sanofi for abortion-related activities.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Values Enhanced International Fund (Class R6/SNTFX)	30.88%	10.45%	8.25%
S&P International 700 ADR Index	43.62%	14.13%	10.77%
Blended Benchmark Index	32.26%	11.96%	9.11%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.
Key Fund Statistics (April 30, 2026)
Fund net assets	$301,948,654
Total number of portfolio holdings	111
Total advisory fees paid	$1,000,945
Portfolio turnover rate as of the end of the reporting period	59%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	8.0%
HSBC Holdings PLC, Sponsored ADR	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.4%
Takeda Pharmaceutical Co. Ltd., ADR	3.9%
Shell PLC, ADR	3.8%
Unilever PLC, Sponsored ADR	3.5%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3.2%
Alibaba Group Holding Ltd., Sponsored ADR	3.2%
TotalEnergies SE	3.1%
BHP Group Ltd., Sponsored ADR	3.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective July 31, 2025, the name of the Fund was changed from Steward International Enhanced Index Fund to Steward Values Enhanced International Fund. In addition to the name change, the Fund also (i) eliminated its investment policy that, under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies included in the S&P International 700 ADR Index (however, the Fund still invests at least 80% of its assets in the securities of non-U.S. companies) and (ii) amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in the Blended Benchmark Index, based on their positive value scores.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced International Fund
Class R6/SNTFX

Steward Values Enhanced International Fund
Institutional Class/SNTCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Institutional Class/SNTCX)	$87	0.75%
How did the Fund perform last year? What affected the Fund's performance?
Fund and Market Performance
For the fiscal year ended April 30, 2026, the Steward Values Enhanced International Fund (Institutional Class) (the “Fund”) returned 30.74%, underperforming the S&P International 700 ADR Index (the “Benchmark”) return of 43.62%. For comparison purposes, the return for the Fund’s secondary benchmark (the "Blended Benchmark Index"), comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%) returned 32.26% for the period.
Positive and negative contributors to performance
The Fund’s dual market structure kept the same allocation to emerging markets during the fiscal year: 80% allocated toward non-U.S. developed markets (DM) and 20% toward emerging markets (EM). As a reminder, the Fund’s dual market structure has historically tilted its EM allocation between 10-20% of total net assets, with 15% representing a neutral position. During the year, the allocation to EM positively impacted the Fund by 156 basis points (“bps”) relative to the Blended Benchmark Index.
As it relates to countries, Denmark was the largest positive contributor to relative performance, driven by the Fund’s inability to hold  Novo Nordisk.  The United Kingdom was the largest negative contributor to relative performance, due to positive performing exclusions, AstraZeneca and British American Tobacco.
The Fund’s values-based screening policies impact performance relative to the Benchmark. For the year fiscal year ended April 30, 2026, the Fund’s values-based screening detracted from relative performance by 252 bps. Not owning large index weights Novartis (32.9%) and AstraZeneca (30.9%), negatively impacted the portfolio by 247 bps. The Fund is unable to hold both due to embryonic stem cell research. Not owning underperforming stocks Novo Nordisk (-34.4%) and Sanofi SA (-11.7%) positively impacted relative performance by 163 bps. Novo Nordisk is removed due to embryonic stem cell research and Sanofi for abortion-related activities.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced International Fund (Institutional Class/SNTCX)	30.74%	10.33%	9.61%
S&P International 700 ADR Index	43.62%	14.13%	11.35%
Blended Benchmark Index	32.26%	11.96%	9.99%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Blended Benchmark Index is comprised of the S&P Developed Markets ADR Index (85%) and the S&P Emerging 50 ADR Index (15%). The Blended Benchmark Index was added as an additional comparative index because the Fund's investment adviser believes the Blended Benchmark Index better represents the Fund's overall investment process.
Key Fund Statistics (April 30, 2026)
Fund net assets	$301,948,654
Total number of portfolio holdings	111
Total advisory fees paid	$1,000,945
Portfolio turnover rate as of the end of the reporting period	59%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	8.0%
HSBC Holdings PLC, Sponsored ADR	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.4%
Takeda Pharmaceutical Co. Ltd., ADR	3.9%
Shell PLC, ADR	3.8%
Unilever PLC, Sponsored ADR	3.5%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3.2%
Alibaba Group Holding Ltd., Sponsored ADR	3.2%
TotalEnergies SE	3.1%
BHP Group Ltd., Sponsored ADR	3.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2025. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at crossmarkglobal.com/stewardfunds/ or by contacting 888-845-6910.
Effective July 31, 2025, the name of the Fund was changed from Steward International Enhanced Index Fund to Steward Values Enhanced International Fund. In addition to the name change, the Fund also (i) eliminated its investment policy that, under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies included in the S&P International 700 ADR Index (however, the Fund still invests at least 80% of its assets in the securities of non-U.S. companies) and (ii) amended its investment process to provide for the upweighting of a certain number of portfolio companies, relative to their weightings in the Blended Benchmark Index, based on their positive value scores.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced International Fund
Institutional Class/SNTCX

Steward Values Enhanced Large Cap Fund
Class A/SEEKX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class A/SEEKX)	$95	0.83%
How did the Fund perform last year? What affected the Fund's performance?
FUND AND MARKET PERFORMANCE
For the fiscal year ended April 30, 2026, the Steward Values Enhanced Large Cap Fund (Class A) (the “Fund”) returned 29.15%, underperforming the S&P 500 Index (the “Benchmark”) return of 31.05%.
Positive and negative contributors to performance
The Fund implements a strategy to upweight companies that score at the top of its positive value score rankings. At fiscal year end, the Fund screened out 4.6% of the Benchmark weight; therefore, the Fund upweighted 46 companies by at least 10 basis points (“bps”) each.
The performance of the Fund can also be affected by its values-based screening policies. For the year fiscal year ended April 30, 2026, the Fund’s values-based screening policies had a negative performance impact of 62 bps. Not owning companies such as Johnson and Johnson (51.1%), Merck (32.8%) and AbbVie (11.9%) detracted 56 bps of relative performance, collectively.  All three names are restricted for participation in embryonic stem cell research.
On the positive side, not owning UnitedHealth (-7.4%) and Vertex (-16.1%) added 20 bps of relative performance.  UnitedHealth cannot be held due to owning abortion facilities and Vertex cannot be held due to participation in embryonic stem cell research.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (with maximum 5.75% sales charge)	21.73%	10.91%	12.72%
Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (without sales charge)	29.15%	12.23%	13.39%
S&P 500 Index	31.05%	13.14%	15.26%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics (April 30, 2026)
Fund net assets	$316,699,303
Total number of portfolio holdings	409
Total advisory fees paid	$631,413
Portfolio turnover rate as of the end of the reporting period	26%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class C	2.9%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced Large Cap Fund
Class A/SEEKX

Steward Values Enhanced Large Cap Fund
Class R6/SEEHX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	$54	0.47%
How did the Fund perform last year? What affected the Fund's performance?
FUND AND MARKET PERFORMANCE
For the fiscal year ended April 30, 2026, the Steward Values Enhanced Large Cap Fund (Class R6) (the “Fund”) returned 29.65%, underperforming the S&P 500 Index (the “Benchmark”) return of 31.05%.
Positive and negative contributors to performance
The Fund implements a strategy to upweight companies that score at the top of its positive value score rankings. At fiscal year end, the Fund screened out 4.6% of the Benchmark weight; therefore, the Fund upweighted 46 companies by at least 10 basis points (“bps”) each.
The performance of the Fund can also be affected by its values-based screening policies. For the year fiscal year ended April 30, 2026, the Fund’s values-based screening policies had a negative performance impact of 62 bps. Not owning companies such as Johnson and Johnson (51.1%), Merck (32.8%) and AbbVie (11.9%) detracted 56 bps of relative performance, collectively.  All three names are restricted for participation in embryonic stem cell research.
On the positive side, not owning UnitedHealth (-7.4%) and Vertex (-16.1%) added 20 bps of relative performance.  UnitedHealth cannot be held due to owning abortion facilities and Vertex cannot be held due to participation in embryonic stem cell research.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	29.65%	12.65%	12.67%
S&P 500 Index	31.05%	13.14%	14.46%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Key Fund Statistics (April 30, 2026)
Fund net assets	$316,699,303
Total number of portfolio holdings	409
Total advisory fees paid	$631,413
Portfolio turnover rate as of the end of the reporting period	26%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class C	2.9%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced Large Cap Fund
Class R6/SEEHX

Steward Values Enhanced Large Cap Fund
Institutional Class/SEECX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	$67	0.58%
How did the Fund perform last year? What affected the Fund's performance?
FUND AND MARKET PERFORMANCE
For the fiscal year ended April 30, 2026, the Steward Values Enhanced Large Cap Fund (Institutional Class) (the “Fund”) returned 29.51%, underperforming the S&P 500 Index (the “Benchmark”) return of 31.05%.
Positive and negative contributors to performance
The Fund implements a strategy to upweight companies that score at the top of its positive value score rankings. At fiscal year end, the Fund screened out 4.6% of the Benchmark weight; therefore, the Fund upweighted 46 companies by at least 10 basis points (“bps”) each.
The performance of the Fund can also be affected by its values-based screening policies. For the year fiscal year ended April 30, 2026, the Fund’s values-based screening policies had a negative performance impact of 62 bps. Not owning companies such as Johnson and Johnson (51.1%), Merck (32.8%) and AbbVie (11.9%) detracted 56 bps of relative performance, collectively.  All three names are restricted for participation in embryonic stem cell research.
On the positive side, not owning UnitedHealth (-7.4%) and Vertex (-16.1%) added 20 bps of relative performance.  UnitedHealth cannot be held due to owning abortion facilities and Vertex cannot be held due to participation in embryonic stem cell research.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	29.51%	12.53%	13.71%
S&P 500 Index	31.05%	13.14%	15.26%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The one year total return has been adjusted to reflect performance in conformity with U.S. GAAP principles and may differ from the total return in other performance information.
Key Fund Statistics (April 30, 2026)
Fund net assets	$316,699,303
Total number of portfolio holdings	409
Total advisory fees paid	$631,413
Portfolio turnover rate as of the end of the reporting period	26%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class C	2.9%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced Large Cap Fund
Institutional Class/SEECX

Steward Values Enhanced Small-Mid Cap Fund
Class A/TRDFX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX)	$94	0.81%
How did the Fund perform last year? What affected the Fund's performance?
FUND AND MARKET PERFORMANCE
For the fiscal year ended April 30, 2026, the Steward Values Enhanced Small-Mid Cap Fund (Class A) (the “Fund”) returned 31.84%, underperforming the  S&P 1000 Index (the “Benchmark”) return of 32.43%.
Positive and negative contributors to performance
The Fund implements a strategy to upweight companies that score at the top of its positive value score rankings. At fiscal year end, the Fund screened out 4.6% of the Benchmark weight; therefore,  the Fund upweighted 46 companies by at least 10 basis points (“bps”) each.
The performance of the Fund can also be affected by its values-based screening policies. For the fiscal year ended April 30, 2026, the Fund’s values-based  screening policies had a negative performance impact of 72 bps. Not owning companies such as Casey’s General Stores (64.6%), Tenet Healthcare (23.9%) and Carlyle Group (33.0%) detracted 44 bps collectively.  Casey’s General Stores is excluded due to alcohol and tobacco sales while Tenet Healthcare and Carlyle Group are both removed for owning abortion related facilities.
On the positive side, not owning Corcept Therapeutics (-35.3%) and Medical Properties Trust (-4.0%) added 7 bps of relative performance.  Both names are removed for abortion-related activities.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class A over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class A for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class A to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (with maximum 5.75% sales charge)	24.25%	5.20%	9.08%
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (without sales charge)	31.84%	6.46%	9.73%
S&P Composite 1500 Index	31.05%	12.65%	14.92%
S&P 1000 Index	32.43%	7.19%	11.18%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Key Fund Statistics (April 30, 2026)
Fund net assets	$189,447,273
Total number of portfolio holdings	842
Total advisory fees paid	$387,139
Portfolio turnover rate as of the end of the reporting period	27%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.7%
nVent Electric PLC	0.6%
MasTec, Inc.	0.5%
Royal Gold, Inc.	0.5%
Curtiss-Wright Corp.	0.5%
ATI, Inc.	0.5%
RB Global, Inc.	0.5%
Everpure, Inc., Class A	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced Small-Mid Cap Fund
Class A/TRDFX

Steward Values Enhanced Small-Mid Cap Fund
Class R6/SSMOX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	$57	0.49%
How did the Fund perform last year? What affected the Fund's performance?
FUND AND MARKET PERFORMANCE
For the fiscal year ended April 30, 2026, the Steward Values Enhanced Small-Mid Cap Fund (Class R6) (the “Fund”) returned 32.31%, underperforming the  S&P 1000 Index (the “Benchmark”) return of 32.43%.
Positive and negative contributors to performance
The Fund implements a strategy to upweight companies that score at the top of its positive value score rankings. At fiscal year end, the Fund screened out 4.6% of the Benchmark weight; therefore,  the Fund upweighted 46 companies by at least 10 basis points (“bps”) each.
The performance of the Fund can also be affected by its values-based screening policies. For the fiscal year ended April 30, 2026, the Fund’s values-based  screening policies had a negative performance impact of 72 bps. Not owning companies such as Casey’s General Stores (64.6%), Tenet Healthcare (23.9%) and Carlyle Group (33.0%) detracted 44 bps collectively.  Casey’s General Stores is excluded due to alcohol and tobacco sales while Tenet Healthcare and Carlyle Group are both removed for owning abortion related facilities.
On the positive side, not owning Corcept Therapeutics (-35.3%) and Medical Properties Trust (-4.0%) added 7 bps of relative performance.  Both names are removed for abortion-related activities.
Fund Performance
The performance graph below shows the performance of a hypothetical $10,000 initial investment in the Fund's Class R6 over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Class R6 for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Class R6 to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Year	Since Inception
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	32.31%	6.77%	8.19%
S&P Composite 1500 Index	31.05%	12.65%	14.05%
S&P 1000 Index	32.43%	7.19%	9.63%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$189,447,273
Total number of portfolio holdings	842
Total advisory fees paid	$387,139
Portfolio turnover rate as of the end of the reporting period	27%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.7%
nVent Electric PLC	0.6%
MasTec, Inc.	0.5%
Royal Gold, Inc.	0.5%
Curtiss-Wright Corp.	0.5%
ATI, Inc.	0.5%
RB Global, Inc.	0.5%
Everpure, Inc., Class A	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced Small-Mid Cap Fund
Class R6/SSMOX

Steward Values Enhanced Small-Mid Cap Fund
Institutional Class/SCECX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	$71	0.61%
How did the Fund perform last year? What affected the Fund's performance?
FUND AND MARKET PERFORMANCE
For the fiscal year ended April 30, 2026, the Steward Values Enhanced Small-Mid Cap Fund (Institutional Class) (the “Fund”) returned 32.13%, underperforming the  S&P 1000 Index (the “Benchmark”) return of 32.43%.
Positive and negative contributors to performance
The Fund implements a strategy to upweight companies that score at the top of its positive value score rankings. At fiscal year end, the Fund screened out 4.6% of the Benchmark weight; therefore,  the Fund upweighted 46 companies by at least 10 basis points (“bps”) each.
The performance of the Fund can also be affected by its values-based screening policies. For the fiscal year ended April 30, 2026, the Fund’s values-based  screening policies had a negative performance impact of 72 bps. Not owning companies such as Casey’s General Stores (64.6%), Tenet Healthcare (23.9%) and Carlyle Group (33.0%) detracted 44 bps collectively.  Casey’s General Stores is excluded due to alcohol and tobacco sales while Tenet Healthcare and Carlyle Group are both removed for owning abortion related facilities.
On the positive side, not owning Corcept Therapeutics (-35.3%) and Medical Properties Trust (-4.0%) added 7 bps of relative performance.  Both names are removed for abortion-related activities.
Fund Performance
The performance graph below shows the performance of a hypothetical $100,000 initial investment in the Fund's Institutional Class over a ten-year period (or for the life of the Fund or share class, if shorter). The subsequent account value as of the end of the reporting period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund's Institutional Class for the past one-, five- and ten-year periods, as applicable (or for the life of the Fund or share class, if shorter), as of the end of the reporting period. Both the graph and table compare the performance of the Fund's Institutional Class to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests, over the same periods.
GROWTH OF $100,000
Average Annual Total Returns	1 Year	5 Year	10 Year
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	32.13%	6.67%	9.99%
S&P Composite 1500 Index	31.05%	12.65%	14.92%
S&P 1000 Index	32.43%	7.19%	11.18%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit crossmarkglobal.com/stewardfunds/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (April 30, 2026)
Fund net assets	$189,447,273
Total number of portfolio holdings	842
Total advisory fees paid	$387,139
Portfolio turnover rate as of the end of the reporting period	27%
What did the Fund invest in? (April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
US Foods Holding Corp.	0.7%
nVent Electric PLC	0.6%
MasTec, Inc.	0.5%
Royal Gold, Inc.	0.5%
Curtiss-Wright Corp.	0.5%
ATI, Inc.	0.5%
RB Global, Inc.	0.5%
Everpure, Inc., Class A	0.5%
XPO, Inc.	0.5%
Woodward, Inc.	0.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Values Enhanced Small-Mid Cap Fund
Institutional Class/SCECX

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an exhibit.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 of Form N-CSR.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 of Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Mark Osterheld, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $188,250 and $188,250 for 2025 and 2026, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2025 and 2026, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $40,700 and $55,000 for 2025 and 2026, respectively.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for 2025 and 2026, respectively.

The audit fees are paid for professional services rendered by the auditor for the audit of the Funds’ annual financial statements or services that are normally provided by the auditor in connection with statutory and regulatory filings or engagements. The tax fees are paid for professional services rendered by the auditor for tax compliance, tax advice and tax planning.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the auditor to the Funds and certain non-audit services to be rendered by the auditor to the Funds’ investment adviser which require pre-approval by the Audit Committee. In connection with such pre-approvals, the auditor, or a Fund officer, with the assistance of the auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) For the fiscal years ended April 30, 2026 and 2025, 0% of the fees disclosed in paragraphs (b)-(d) of Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended April 30, 2026, Cohen and Company, Ltd. billed $59,000.

For the fiscal year ended April 30, 2025, Cohen and Company, Ltd. billed $40,700.

These amounts represent the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with such adviser that provides ongoing services to the registrant.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b)  The Financial Statements and Financial Highlights are included herewith.

CROSSMARKGLOBAL.COM
April 30, 2026

Steward Funds
Annual Financial Statements and Additional Information

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS* - 105.2%

AEROSPACE & DEFENSE - 3.5%
Boeing Co. (The)(a)	3,000	$687,090
General Dynamics Corp.	2,500	860,750
General Electric Co.	4,000	1,159,720
Lockheed Martin Corp.	900	466,173
RTX Corp.†	5,900	1,038,813
		4,212,546
AIR FREIGHT & LOGISTICS - 1.0%
FedEx Corp.	1,500	604,965
United Parcel Service, Inc., Class B	5,100	554,880
		1,159,845
AUTOMOBILES - 2.3%
General Motors Co.	5,300	407,517
Tesla, Inc.(a)	6,300	2,404,269
		2,811,786
BANKS - 5.0%
Bank of America Corp.	21,500	1,149,390
Citigroup, Inc.	8,600	1,100,628
JPMorgan Chase & Co.	7,400	2,317,902
U.S. Bancorp	13,100	742,246
Wells Fargo & Co.	9,900	814,077
		6,124,243
BEVERAGES - 1.8%
Coca-Cola Co. (The)	15,800	1,244,408
PepsiCo, Inc.	6,200	982,638
		2,227,046
BIOTECHNOLOGY - 2.1%
AbbVie, Inc.	5,300	1,119,996
Amgen, Inc.	2,300	796,375
Gilead Sciences, Inc.	5,200	680,368
		2,596,739
BROADLINE RETAIL - 4.8%
Amazon.com, Inc.(a)	21,900	5,804,814

CAPITAL MARKETS - 4.3%
Bank of New York Mellon Corp. (The)	8,600	1,155,582
Blackrock, Inc.	900	959,040
Charles Schwab Corp. (The)	8,000	733,120
Goldman Sachs Group, Inc. (The)	1,000	923,770
Morgan Stanley	7,800	1,486,602
		5,258,114
CHEMICALS - 0.9%
Linde PLC	2,100	1,052,394

	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	18,800	$1,720,200

CONSUMER FINANCE - 1.4%
American Express Co.	2,700	872,235
Capital One Financial Corp.	4,100	784,330
		1,656,565
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
Costco Wholesale Corp.	1,400	1,420,342
Walmart, Inc.	13,900	1,833,827
		3,254,169
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
AT&T, Inc.	18,400	480,792
Comcast Corp., Class A†	10,700	289,328
Verizon Communications, Inc.	12,900	619,587
		1,389,707
ELECTRIC UTILITIES - 2.5%
Duke Energy Corp.	8,500	1,101,175
NextEra Energy, Inc.	8,300	812,404
Southern Co. (The)	12,200	1,179,740
		3,093,319
ELECTRICAL EQUIPMENT - 1.6%
Emerson Electric Co.	6,500	912,860
GE Vernova, Inc.	900	975,114
		1,887,974
ENTERTAINMENT - 1.4%
Netflix, Inc.(a)	11,400	1,067,154
Walt Disney Co. (The)	6,300	653,625
		1,720,779
FINANCIAL SERVICES - 4.4%
Berkshire Hathaway, Inc., Class B(a)	4,800	2,273,280
Mastercard, Inc., Class A	2,600	1,307,592
Visa, Inc., Class A	5,200	1,715,168
		5,296,040
FOOD PRODUCTS - 0.5%
Mondelez International, Inc., Class A	10,000	614,400

GROUND TRANSPORTATION - 1.1%
Uber Technologies, Inc.(a)	8,000	596,880
Union Pacific Corp.	2,800	754,544
		1,351,424

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD COVERED CALL INCOME FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Abbott Laboratories	7,400	$671,846
Intuitive Surgical, Inc.(a)	2,100	960,981
Medtronic PLC	8,600	696,342
		2,329,169
HEALTH CARE PROVIDERS & SERVICES - 0.3%
CVS Health Corp.	5,000	416,450

HOTELS, RESTAURANTS & LEISURE - 1.9%
Booking Holdings, Inc.†	5,000	841,800
McDonald's Corp.	3,000	880,770
Starbucks Corp.	5,300	558,249
		2,280,819
HOUSEHOLD PRODUCTS - 1.6%
Colgate-Palmolive Co.	7,800	665,808
Procter & Gamble Co. (The)	8,600	1,264,974
		1,930,782
INDUSTRIAL CONGLOMERATES - 1.4%
3M Co.	4,300	630,036
Honeywell International, Inc.	5,100	1,093,083
		1,723,119
INTERACTIVE MEDIA & SERVICES - 9.7%
Alphabet, Inc., Class A†	12,700	4,886,960
Alphabet, Inc., Class C†	10,000	3,819,400
Meta Platforms, Inc., Class A	5,000	3,059,550
		11,765,910
IT SERVICES - 1.1%
Accenture PLC, Class A	3,200	571,872
International Business Machines Corp.	3,400	785,332
		1,357,204
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Danaher Corp.	4,300	769,485

MACHINERY - 2.4%
Caterpillar, Inc.	2,500	2,225,275
Deere & Co.	1,100	648,857
		2,874,132
OIL, GAS & CONSUMABLE FUELS - 3.5%
Chevron Corp.	6,800	1,314,508
	Shares	Value
ConocoPhillips	6,400	$804,992
Exxon Mobil Corp.	13,600	2,098,888
		4,218,388
PHARMACEUTICALS - 1.5%
Eli Lilly & Co.	1,900	1,775,740

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	4,600	937,066

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.4%
Advanced Micro Devices, Inc.(a)	9,300	3,296,757
Applied Materials, Inc.	3,700	1,459,613
Broadcom, Inc.	11,400	4,758,702
Intel Corp.(a)	18,500	1,747,880
Lam Research Corp.	5,900	1,521,374
Micron Technology, Inc.	2,600	1,344,616
NVIDIA Corp.	30,000	5,987,100
QUALCOMM, Inc.	7,900	1,418,682
Texas Instruments, Inc.	3,100	871,348
		22,406,072
SOFTWARE - 8.5%
Adobe, Inc.(a)	2,000	492,200
Intuit, Inc.	1,600	621,600
Microsoft Corp.	13,600	5,545,808
Oracle Corp.	5,400	871,506
Palantir Technologies, Inc., Class A(a)	8,500	1,182,435
Salesforce, Inc.	4,800	847,344
ServiceNow, Inc.(a)	8,200	724,142
		10,285,035
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.4%
American Tower Corp.	2,800	511,588

SPECIALTY RETAIL - 1.9%
Home Depot, Inc. (The)	4,000	1,315,200
Lowe’s Cos., Inc.	4,400	1,050,676
		2,365,876
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
Apple, Inc.	21,500	5,834,025

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD COVERED CALL INCOME FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
NIKE, Inc., Class B	6,700	$297,212

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
T-Mobile U.S., Inc.	3,400	664,700

TOTAL COMMON STOCKS (COST $121,282,937)		127,974,876
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(b)	755,136	755,136
TOTAL MONEY MARKET FUND (COST $755,136)		755,136

TOTAL INVESTMENTS (COST $122,038,073) - 105.8%		128,730,012

Value
WRITTEN CALL OPTIONS - (6.1)% (PREMIUMS RECEIVED ($2,227,584))	$(7,422,509)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	337,219
NET ASSETS - 100.0%	$121,644,722

*	Securities in this Fund are pledged as collateral for call options written. The total market value of securities pledged at April 30, 2026 is $117,853,711.
†	Security is not pledged as collateral for call options written.
(a)	Non-income producing security.
(b)	7-day current yield as of April 30, 2026.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of April 30, 2026 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	35	$(542,500)	$155.00	7/17/26	$(13,913)
Abbott Laboratories	Call	70	(735,000)	105.00	8/21/26	(9,310)
AbbVie, Inc.	Call	50	(1,150,000)	230.00	8/21/26	(32,750)
Accenture PLC, Class A	Call	30	(645,000)	215.00	6/18/26	(8,550)
Adobe, Inc.	Call	15	(397,500)	265.00	6/18/26	(15,180)
Advanced Micro Devices, Inc.	Call	85	(2,040,000)	240.00	6/18/26	(1,007,250)
Amazon.com, Inc.	Call	210	(4,620,000)	220.00	5/15/26	(959,700)
American Express Co.	Call	25	(825,000)	330.00	5/15/26	(11,850)
American Tower Corp.	Call	20	(370,000)	185.00	6/18/26	(11,000)
Amgen, Inc.	Call	20	(750,000)	375.00	7/17/26	(16,300)
Apple, Inc.	Call	175	(4,812,500)	275.00	5/15/26	(100,625)
Applied Materials Inc.	Call	35	(1,435,000)	410.00	5/15/26	(57,225)
AT&T, Inc.	Call	150	(435,000)	29.00	7/17/26	(3,899)
Bank of America Corp.	Call	200	(1,050,000)	52.50	7/17/26	(64,000)
Bank of New York Mellon Corp. (The)	Call	55	(687,500)	125.00	6/18/26	(64,900)
Berkshire Hathaway, Inc., Class B	Call	45	(2,295,000)	510.00	8/21/26	(34,740)
Blackrock, Inc.	Call	7	(714,000)	1,020.00	5/15/26	(39,795)
Boeing Co. (The)	Call	25	(575,000)	230.00	6/18/26	(27,000)
Broadcom, Inc.	Call	105	(3,885,000)	370.00	5/15/26	(528,675)
Capital One Financial Corp.	Call	35	(700,000)	200.00	5/15/26	(7,875)
Caterpillar, Inc.	Call	20	(1,620,000)	810.00	5/15/26	(169,220)
Charles Schwab Corp. (The)	Call	70	(665,000)	95.00	7/17/26	(24,850)
Chevron Corp.	Call	65	(1,300,000)	200.00	5/15/26	(17,875)
Cisco Systems, Inc.	Call	180	(1,575,000)	87.50	7/17/26	(143,550)
Citigroup, Inc.	Call	80	(960,000)	120.00	5/15/26	(69,920)
Coca-Cola Co. (The)	Call	130	(1,040,000)	80.00	6/18/26	(20,670)
Colgate-Palmolive Co.	Call	70	(630,000)	90.00	6/18/26	(10,920)
ConocoPhillips	Call	60	(780,000)	130.00	7/17/26	(35,550)
Costco Wholesale Corp.	Call	10	(1,060,000)	1,060.00	6/18/26	(19,000)
CVS Health Corp.	Call	45	(360,000)	80.00	6/18/26	(27,000)
Danaher Corp.	Call	40	(800,000)	200.00	7/17/26	(11,000)
Deere & Co.	Call	8	(496,000)	620.00	6/18/26	(15,800)
Duke Energy Corp.	Call	78	(1,053,000)	135.00	6/18/26	(11,310)
Eli Lilly & Co.	Call	15	(1,500,000)	1,000.00	7/17/26	(55,890)
Emerson Electric Co.	Call	50	(725,000)	145.00	6/18/26	(26,500)
Exxon Mobil Corp.	Call	100	(1,600,000)	160.00	7/17/26	(65,000)
FedEx Corp.	Call	12	(504,000)	420.00	6/18/26	(13,392)
GE Vernova Inc	Call	5	(500,000)	1,000.00	6/18/26	(64,550)
General Dynamics Corp.	Call	20	(720,000)	360.00	6/18/26	(10,800)
General Electric Co.	Call	30	(930,000)	310.00	7/17/26	(37,275)
General Motors Co.	Call	50	(412,500)	82.50	6/18/26	(8,525)
Gilead Sciences, Inc.	Call	45	(652,500)	145.00	7/17/26	(9,990)
Goldman Sachs Group, Inc. (The)	Call	8	(780,000)	975.00	6/18/26	(14,960)
Google, Inc.	Call	90	(2,880,000)	320.00	5/15/26	(565,110)
Home Depot, Inc. (The)	Call	35	(1,242,500)	355.00	6/18/26	(19,075)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Honeywell International, Inc.	Call	35	$(805,000)	$230.00	7/17/26	$(14,700)
Intel Corp.	Call	175	(875,000)	50.00	5/15/26	(780,500)
International Business Machines Corp.	Call	30	(765,000)	255.00	7/17/26	(15,900)
Intuit, Inc.	Call	10	(420,000)	420.00	6/18/26	(20,600)
Intuitive Surgical, Inc.	Call	15	(750,000)	500.00	7/17/26	(15,540)
JPMorgan Chase & Co.	Call	70	(2,205,000)	315.00	5/15/26	(37,625)
Lam Research Corp.	Call	40	(1,000,000)	250.00	5/15/26	(72,000)
Linde PLC	Call	20	(1,080,000)	540.00	7/17/26	(18,600)
Lockheed Martin Corp.	Call	5	(300,000)	600.00	6/18/26	(1,445)
Lowe’s Cos., Inc.	Call	40	(1,040,000)	260.00	6/18/26	(17,000)
Mastercard, Inc., Class A	Call	20	(1,090,000)	545.00	6/18/26	(9,040)
McDonald's Corp.	Call	30	(960,000)	320.00	7/17/26	(8,250)
Medtronic PLC	Call	80	(720,000)	90.00	8/21/26	(10,000)
Meta Platforms, Inc., Class A	Call	40	(2,640,000)	660.00	5/15/26	(17,000)
Micron Technology, Inc.	Call	20	(760,000)	380.00	5/15/26	(278,560)
Microsoft Corp.	Call	120	(4,800,000)	400.00	5/15/26	(177,600)
Mondelez International, Inc., Class A	Call	95	(570,000)	60.00	6/18/26	(29,260)
Morgan Stanley	Call	65	(1,170,000)	180.00	6/18/26	(97,500)
Netflix, Inc.	Call	100	(900,000)	90.00	5/15/26	(46,000)
NextEra Energy, Inc.	Call	75	(750,000)	100.00	6/18/26	(19,500)
NIKE, Inc., Class B	Call	60	(300,000)	50.00	7/17/26	(9,600)
NVIDIA Corp.	Call	280	(5,320,000)	190.00	5/15/26	(351,120)
Oracle Corp.	Call	45	(765,000)	170.00	6/18/26	(49,950)
Palantir Technologies, Inc., Class A	Call	80	(1,280,000)	160.00	6/18/26	(37,600)
PepsiCo, Inc.	Call	60	(990,000)	165.00	6/18/26	(13,860)
Procter & Gamble Co. (The)	Call	75	(1,162,500)	155.00	7/17/26	(19,687)
QUALCOMM, Inc.	Call	75	(1,087,500)	145.00	6/18/26	(270,300)
Raytheon Technologies Corp.	Call	55	(1,072,500)	195.00	8/21/26	(28,435)
Salesforce, Inc.	Call	45	(900,000)	200.00	7/17/26	(31,050)
ServiceNow, Inc.	Call	75	(900,000)	120.00	7/17/26	(10,688)
Simon Property Group, Inc.	Call	35	(700,000)	200.00	6/18/26	(31,150)
Southern Co. (The)	Call	110	(1,017,500)	92.50	5/15/26	(48,950)
Starbucks Corp.	Call	50	(500,000)	100.00	7/17/26	(42,450)
Tesla, Inc.	Call	55	(2,200,000)	400.00	5/15/26	(33,000)
Texas Instruments, Inc.	Call	25	(750,000)	300.00	6/18/26	(19,325)
T-Mobile U.S., Inc.	Call	20	(440,000)	220.00	6/18/26	(2,880)
U.S. Bancorp	Call	100	(550,000)	55.00	6/18/26	(33,800)
Uber Technologies Inc	Call	75	(600,000)	80.00	6/18/26	(20,175)
Union Pacific Corp.	Call	25	(725,000)	290.00	7/17/26	(8,250)
United Parcel Service, Inc., Class B	Call	40	(420,000)	105.00	7/17/26	(27,700)
Verizon Communications, Inc.	Call	110	(550,000)	50.00	7/17/26	(12,430)
Visa, Inc., Class A	Call	45	(1,485,000)	330.00	6/18/26	(48,150)
Walmart, Inc.	Call	125	(1,687,500)	135.00	6/18/26	(57,125)
Walt Disney Co. (The)	Call	60	(630,000)	105.00	6/18/26	(27,900)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	90	$(765,000)	$85.00	6/18/26	$(18,045)
(Premiums received $2,227,584)						$(7,422,509)

*	Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 83.7%

AEROSPACE & DEFENSE - 0.9%
L3Harris Technologies, Inc.	2,900	$929,595

AIR FREIGHT & LOGISTICS - 0.8%
C.H. Robinson Worldwide, Inc.(a)	4,400	799,964

AUTOMOBILE COMPONENTS - 1.8%
Aptiv PLC(a)(b)	16,300	982,238
BorgWarner, Inc.(a)	16,000	911,520
		1,893,758
AUTOMOBILES - 0.9%
General Motors Co.(a)	11,800	907,302

BANKS - 6.1%
Citigroup, Inc.(a)	7,100	908,658
Citizens Financial Group, Inc.(a)	9,800	637,490
F.N.B. Corp.(a)	51,800	924,630
First Hawaiian, Inc.(a)	33,900	924,792
M&T Bank Corp.(a)	2,200	480,986
Popular, Inc.(a)	6,500	977,145
U.S. Bancorp(a)	12,700	719,582
Webster Financial Corp.(a)	12,700	918,972
		6,492,255
BIOTECHNOLOGY - 2.1%
AbbVie, Inc.	2,200	464,904
Gilead Sciences, Inc.(a)	7,500	981,300
Incyte Corp.(a)(b)	8,100	771,687
		2,217,891
BROADLINE RETAIL - 1.7%
Etsy, Inc.(a)(b)	13,900	894,326
Macy's, Inc.(a)	46,700	912,985
		1,807,311
BUILDING PRODUCTS - 1.5%
A.O. Smith Corp.	10,800	667,872
Advanced Drainage Systems, Inc.	6,100	910,425
		1,578,297
CAPITAL MARKETS - 7.1%
Affiliated Managers Group, Inc.(a)	3,200	942,944
Bank of New York Mellon Corp. (The)(a)	7,000	940,590
Cboe Global Markets, Inc.(a)	3,200	960,288
Charles Schwab Corp. (The)(a)	9,200	843,088
	Shares	Value
Interactive Brokers Group, Inc., Class A	11,500	$914,250
Janus Henderson Group PLC(a)	19,300	996,073
Northern Trust Corp.(a)	5,800	964,772
State Street Corp.(a)	6,200	947,608
		7,509,613
CHEMICALS - 0.8%
Corteva, Inc.(a)	11,100	899,211

COMMERCIAL SERVICES & SUPPLIES - 0.8%
Tetra Tech, Inc.(a)	21,600	698,112
Veralto Corp.	2,000	176,400
		874,512
COMMUNICATIONS EQUIPMENT - 0.9%
Arista Networks, Inc.(a)(b)	5,300	915,363

CONSTRUCTION & ENGINEERING - 0.7%
AECOM(a)	8,700	731,670

CONSUMER FINANCE - 0.8%
Synchrony Financial(a)	10,900	830,580

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
Dollar General Corp.(a)	5,700	660,516
Dollar Tree, Inc.(a)(b)	7,800	757,458
		1,417,974
DIVERSIFIED CONSUMER SERVICES - 1.7%
ADT, Inc.(a)	120,800	909,624
Grand Canyon Education, Inc.(a)(b)	5,500	929,885
		1,839,509
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
Verizon Communications, Inc.(a)	17,700	850,131

ELECTRIC UTILITIES - 0.2%
PG&E Corp.	13,200	219,384

ELECTRICAL EQUIPMENT - 2.8%
nVent Electric PLC(a)	7,200	1,028,880

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Regal Rexnord Corp.	4,500	$967,635
Sensata Technologies Holding PLC(a)	24,500	1,020,180
		3,016,695
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.5%
Flex Ltd.(a)(b)	10,400	952,120
Jabil, Inc.(a)	2,800	944,972
TD SYNNEX Corp.	4,500	1,026,810
Vontier Corp.(a)	22,900	821,652
		3,745,554
ENERGY EQUIPMENT & SERVICES - 3.5%
Baker Hughes Co.	10,300	717,601
NOV, Inc.(a)	45,700	935,022
TechnipFMC PLC(a)	13,700	1,035,309
Weatherford International PLC(a)	9,500	1,048,325
		3,736,257
ENTERTAINMENT - 1.7%
Electronic Arts, Inc.(a)	4,200	849,954
Roku, Inc.(a)(b)	7,800	909,168
		1,759,122
FINANCIAL SERVICES - 2.6%
Mastercard, Inc., Class A(a)	1,900	955,548
Visa, Inc., Class A(a)	3,000	989,520
WEX, Inc.(a)(b)	5,600	841,848
		2,786,916
FOOD PRODUCTS - 0.8%
Darling Ingredients, Inc.(b)	200	12,846
Kraft Heinz Co. (The)(a)	35,900	813,494
		826,340
GROUND TRANSPORTATION - 1.2%
J.B. Hunt Transport Services, Inc.	1,200	301,836
Ryder System, Inc.	3,900	989,703
		1,291,539
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
ResMed, Inc.(a)	3,300	705,573

HEALTH CARE PROVIDERS & SERVICES - 1.6%
Cardinal Health, Inc.(a)	4,800	925,824
McKesson Corp.(a)	1,000	815,200
		1,741,024
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.8%
Airbnb, Inc., Class A(a)(b)	6,700	$940,412
Expedia Group, Inc.	800	198,696
Travel + Leisure Co.(a)	12,300	795,318
		1,934,426
HOUSEHOLD PRODUCTS - 0.7%
Church & Dwight Co., Inc.	7,700	747,362

INSURANCE - 1.7%
Axis Capital Holdings Ltd.(a)	8,400	843,444
Hartford Insurance Group, Inc. (The)(a)	6,900	943,989
		1,787,433
INTERACTIVE MEDIA & SERVICES - 0.4%
Match Group, Inc.	11,400	426,588

LEISURE PRODUCTS - 2.5%
Brunswick Corp.(a)	11,700	929,565
Hasbro, Inc.(a)	9,800	939,232
YETI Holdings, Inc.(a)(b)	19,600	773,416
		2,642,213
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Illumina, Inc.(a)(b)	6,900	874,506

MACHINERY - 2.6%
AGCO Corp.(a)	8,300	1,004,466
Flowserve Corp.(a)	10,800	795,312
Middleby Corp. (The)(b)	900	126,324
Toro Co. (The)(a)	9,100	866,047
		2,792,149
MEDIA - 0.9%
DoubleVerify Holdings, Inc.(b)	88,500	975,270

METALS & MINING - 0.3%
Newmont Corp.	2,900	322,161

OIL, GAS & CONSUMABLE FUELS - 3.9%
Antero Resources Corp.(b)	25,400	997,204
Chord Energy Corp.	7,200	1,048,320
ConocoPhillips	7,800	981,084

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
HF Sinclair Corp.(a)	14,900	$1,001,429
Range Resources Corp.	3,000	130,500
		4,158,537
PROFESSIONAL SERVICES - 1.4%
Genpact Ltd.(a)	19,000	660,250
Jacobs Solutions, Inc.(a)	6,100	789,401
		1,449,651
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Jones Lang LaSalle, Inc.(a)(b)	2,800	890,764

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.9%
Brixmor Property Group, Inc.(a)	32,200	968,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Analog Devices, Inc.	1,700	683,842
Cirrus Logic, Inc.(a)(b)	6,200	1,011,096
QUALCOMM, Inc.(a)	6,200	1,113,396
Skyworks Solutions, Inc.(a)	13,900	975,363
		3,783,697
SOFTWARE - 5.2%
Adobe, Inc.(a)(b)	3,000	738,300
Autodesk, Inc.(a)(b)	3,800	900,600
Dolby Laboratories, Inc., Class A(a)	13,300	853,062
Dropbox, Inc., Class A(a)(b)	33,900	823,431
Fortinet, Inc.(b)	10,900	918,979
Teradata Corp.(a)(b)	14,500	382,075
Zoom Communications, Inc.(a)(b)	9,200	893,780
		5,510,227
SPECIALTY RETAIL - 1.8%
Gap, Inc. (The)(a)	37,600	924,584
TJX Cos., Inc. (The)	6,200	971,850
		1,896,434
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Apple, Inc.(a)	3,700	1,003,995
Western Digital Corp.(a)	2,500	1,086,300
		2,090,295
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc.(a)(b)	8,400	856,632
Tapestry, Inc.	6,600	957,264
		1,813,896
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Applied Industrial Technologies, Inc.	1,400	$428,050

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA(a)	12,000	1,018,560

TOTAL COMMON STOCKS (COST $77,465,987)		88,834,457
MONEY MARKET FUND - 11.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(c)	11,862,000	11,862,000
TOTAL MONEY MARKET FUND (COST $11,862,000)		11,862,000

TOTAL INVESTMENTS (COST $89,327,987) - 94.9%		100,696,457

COMMON STOCKS SOLD SHORT - (93.7)%

AEROSPACE & DEFENSE - (5.0)%
Axon Enterprise, Inc.	(1,000)	(401,760)
Boeing Co. (The)	(4,000)	(916,120)
FTAI Aviation Ltd.	(4,000)	(998,680)
Karman Holdings, Inc.	(16,000)	(1,087,680)
Loar Holdings, Inc.	(14,000)	(785,680)
Rocket Lab Corp.	(13,000)	(1,072,630)
(5,262,550)
AUTOMOBILE COMPONENTS - (1.0)%
QuantumScape Corp.	(147,000)	(1,071,630)

AUTOMOBILES - (0.7)%
Tesla, Inc.	(2,000)	(763,260)

BANKS - (0.9)%
Flagstar Bank NA	(70,000)	(977,900)

BIOTECHNOLOGY - (1.0)%
Insmed, Inc.	(4,000)	(545,320)
Viking Therapeutics, Inc.	(16,000)	(498,880)
(1,044,200)
BROADLINE RETAIL - (1.2)%
Amazon.com, Inc.	(4,000)	(1,060,240)
Coupang, Inc.	(13,000)	(259,740)
(1,319,980)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
BUILDING PRODUCTS - (2.9)%
AAON, Inc.	(10,300)	$(961,093)
Builders FirstSource, Inc.	(13,000)	(1,028,170)
Trex Co., Inc.	(27,000)	(1,058,400)
(3,047,663)
CAPITAL MARKETS - (6.3)%
Blackstone, Inc.	(9,000)	(1,130,220)
Blue Owl Capital, Inc.	(120,000)	(1,170,000)
Brookfield Asset Management Ltd., Class A	(17,000)	(816,170)
Coinbase Global, Inc., Class A	(5,100)	(957,627)
KKR & Co., Inc.	(11,000)	(1,147,740)
Robinhood Markets, Inc., Class A	(5,000)	(364,450)
TPG, Inc.	(25,000)	(1,090,500)
(6,676,707)
CHEMICALS - (3.7)%
Air Products and Chemicals, Inc.	(3,600)	(1,080,180)
International Flavors & Fragrances, Inc.	(12,000)	(842,400)
Mosaic Co. (The)	(42,100)	(979,667)
Westlake Corp.	(9,000)	(1,037,520)
(3,939,767)
COMMERCIAL SERVICES & SUPPLIES - (0.3)%
RB Global, Inc.	(2,700)	(281,610)

CONSTRUCTION MATERIALS - (1.4)%
Eagle Materials, Inc.	(5,100)	(1,071,561)
Martin Marietta Materials, Inc.	(700)	(433,349)
(1,504,910)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.9)%
BJ's Wholesale Club Holdings, Inc.	(10,000)	(938,900)

CONTAINERS & PACKAGING - (1.5)%
International Paper Co.	(22,000)	(669,240)
Packaging Corp. of America	(4,300)	(917,835)
(1,587,075)
DIVERSIFIED CONSUMER SERVICES - (1.0)%
Liberty Live Holdings, Inc., Class C	(11,000)	(1,029,600)

DIVERSIFIED TELECOMMUNICATION SERVICES - (0.6)%
AST SpaceMobile, Inc.	(8,300)	(613,370)

ELECTRIC UTILITIES - (1.0)%
IDACORP, Inc.	(7,000)	(1,034,180)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (2.7)%
Coherent Corp.	(3,200)	(1,023,072)
	Shares	Value
Crane NXT Co.	(19,000)	$(848,920)
IPG Photonics Corp.	(8,000)	(951,360)
(2,823,352)
ENTERTAINMENT - (1.1)%
Live Nation Entertainment, Inc.	(1,000)	(157,940)
Madison Square Garden Sports Corp.	(3,000)	(1,027,380)
(1,185,320)
FINANCIAL SERVICES - (2.7)%
Rocket Cos., Inc., Class A	(63,000)	(921,060)
Shift4 Payments, Inc., Class A	(20,000)	(885,600)
UWM Holdings Corp.	(308,000)	(1,090,320)
(2,896,980)
FOOD PRODUCTS - (1.0)%
Freshpet, Inc.	(16,000)	(1,078,080)

GAS UTILITIES - (1.3)%
Atmos Energy Corp.	(6,000)	(1,139,880)
MDU Resources Group, Inc.	(9,000)	(202,770)
(1,342,650)
GROUND TRANSPORTATION - (3.3)%
Avis Budget Group, Inc.	(2,000)	(361,340)
Saia, Inc.	(2,400)	(1,077,168)
U-Haul Holding Co.	(21,000)	(1,078,560)
XPO, Inc.	(4,300)	(946,559)
(3,463,627)
HEALTH CARE EQUIPMENT & SUPPLIES - (3.8)%
Baxter International, Inc.	(57,000)	(1,002,060)
Enovis Corp.	(31,000)	(726,640)
Inspire Medical Systems, Inc.	(4,000)	(224,560)
Novocure Ltd.	(8,200)	(124,722)
Penumbra, Inc.	(2,800)	(914,144)
Tandem Diabetes Care, Inc.	(1,900)	(37,097)
Teleflex, Inc.	(8,000)	(991,280)
(4,020,503)
HEALTH CARE PROVIDERS & SERVICES - (2.6)%
Acadia Healthcare Co., Inc.	(39,000)	(1,009,905)
Guardant Health, Inc.	(8,700)	(757,596)
Molina Healthcare, Inc.	(5,000)	(973,100)
(2,740,601)
HOTELS, RESTAURANTS & LEISURE - (7.2)%
Cava Group, Inc.	(10,000)	(934,100)
Choice Hotels International, Inc.	(8,000)	(792,640)
DraftKings, Inc., Class A	(31,000)	(722,920)
Dutch Bros., Inc., Class A	(16,100)	(925,911)
Hyatt Hotels Corp., Class A	(2,500)	(418,925)
Norwegian Cruise Line Holdings Ltd.	(48,000)	(872,640)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Starbucks Corp.	(10,000)	$(1,053,300)
Texas Roadhouse, Inc.	(5,300)	(853,247)
Wingstop, Inc.	(1,000)	(164,060)
Wyndham Hotels & Resorts, Inc.	(11,400)	(927,732)
(7,665,475)
HOUSEHOLD DURABLES - (1.9)%
Lennar Corp., Class A	(12,000)	(1,083,600)
Somnigroup International, Inc.	(12,000)	(910,320)
(1,993,920)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (1.3)%
Talen Energy Corp.	(3,000)	(1,117,260)
Vistra Corp.	(2,000)	(315,680)
(1,432,940)
INSURANCE - (1.9)%
Brown & Brown, Inc.	(17,000)	(1,022,550)
Ryan Specialty Holdings, Inc.	(30,000)	(1,043,100)
(2,065,650)
INTERACTIVE MEDIA & SERVICES - (0.7)%
Trump Media & Technology Group Corp.	(84,000)	(768,600)

IT SERVICES - (0.6)%
Cloudflare, Inc., Class A	(3,000)	(614,910)

LIFE SCIENCES TOOLS & SERVICES - (2.1)%
Bruker Corp.	(31,000)	(1,138,010)
Tempus AI, Inc., Class A	(19,000)	(1,054,120)
(2,192,130)
MEDIA - (1.2)%
Liberty Broadband Corp., Class A	(25,000)	(960,750)
Trade Desk (The), Inc., Class A	(12,000)	(283,080)
(1,243,830)
METALS & MINING - (2.1)%
Cleveland-Cliffs, Inc.	(107,000)	(1,091,400)
MP Materials Corp.	(17,000)	(1,122,680)
(2,214,080)
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - (1.0)%
AGNC Investment Corp.	(102,000)	(1,124,040)

MULTI-UTILITIES - (3.0)%
CMS Energy Corp.	(14,000)	(1,074,360)
Dominion Energy, Inc.	(16,400)	(1,057,800)
WEC Energy Group, Inc.	(9,000)	(1,061,460)
(3,193,620)
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - (1.1)%
Viper Energy, Inc., Class A	(23,000)	$(1,135,740)

PAPER & FOREST PRODUCTS - (1.0)%
Louisiana-Pacific Corp.	(15,000)	(1,082,850)

PASSENGER AIRLINES - (1.3)%
American Airlines Group, Inc.	(82,200)	(962,562)
JetBlue Airways Corp.	(93,500)	(435,243)
(1,397,805)
PERSONAL CARE PRODUCTS - (0.5)%
elf Beauty, Inc.	(8,000)	(511,760)

REAL ESTATE MANAGEMENT & DEVELOPMENT - (1.0)%
Zillow Group, Inc., Class A	(25,000)	(1,115,250)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (1.3)%
Allegro MicroSystems, Inc.	(7,000)	(339,500)
GLOBALFOUNDRIES, Inc.	(17,000)	(1,098,200)
(1,437,700)
SOFTWARE - (8.2)%
Aurora Innovation, Inc.	(213,000)	(1,252,440)
C3.ai, Inc., Class A	(10,700)	(94,481)
Fair Isaac Corp.	(500)	(512,500)
Guidewire Software, Inc.	(8,000)	(1,107,120)
nCino, Inc.	(19,000)	(332,120)
Oracle Corp.	(7,000)	(1,129,730)
SailPoint, Inc.	(85,000)	(970,700)
SentinelOne, Inc., Class A	(75,000)	(1,062,000)
Strategy, Inc.	(7,000)	(1,158,150)
Unity Software, Inc.	(39,600)	(1,046,232)
(8,665,473)
SPECIALTY RETAIL - (4.3)%
Carvana Co.	(2,800)	(1,108,240)
Dick's Sporting Goods, Inc.	(5,000)	(1,134,600)
Floor & Decor Holdings, Inc.	(22,000)	(1,064,800)
GameStop Corp., Class A	(9,000)	(224,550)
RH	(8,000)	(1,055,680)
(4,587,870)
TEXTILES, APPAREL & LUXURY GOODS - (3.5)%
Amer Sports, Inc.	(28,000)	(981,960)
Birkenstock Holding PLC	(28,000)	(1,084,720)

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
On Holding AG, Class A	(24,000)	$(854,640)
Under Armour, Inc., Class A	(134,000)	(842,860)
(3,764,180)
TRADING COMPANIES & DISTRIBUTORS - (0.6)%
QXO, Inc.	(8,000)	(160,560)
Watsco, Inc.	(1,000)	(437,840)
(598,400)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($100,084,140))		(99,450,638)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($100,084,140)) - (93.7)%		(99,450,638)
OTHER ASSETS IN EXCESS OF LIABILITIES - 98.8%		104,836,749
NET ASSETS - 100.0%		$106,082,568

(a)	All or portion of the shares have been pledged as collateral for open short positions. The total market value of the securities pledged at April 30, 2026 is $51,308,162.
(b)	Non-income producing security.
(c)	7-day current yield as of April 30, 2026.

AG — Aktiengesellschaft
PLC — Public Limited Company
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD GLOBAL EQUITY INCOME FUND

Country Diversification	Percent*
United States	51.0%
Canada	14.9
China	5.8
Ireland (Republic of)	5.2
Taiwan	4.7
United Kingdom	4.4
Brazil	2.9
Spain	2.1
Mexico	1.7
Netherlands	1.7
Curacao	1.6
Switzerland	1.5
India	1.1
Philippines	1.1
Total Investments	99.7%

*	Percentages indicated are based on net assets as of April 30, 2026.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 97.7%

AEROSPACE & DEFENSE - 1.0%
General Dynamics Corp.	14,188	$4,884,928

AIR FREIGHT & LOGISTICS - 2.0%
ZTO Express Cayman, Inc., ADR	380,111	9,727,040

BANKS - 12.3%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	454,506	10,053,673
Bank of Nova Scotia (The)	61,769	4,805,628
HSBC Holdings PLC, Sponsored ADR	111,200	10,214,832
Lloyds Banking Group PLC, ADR	1,939,659	10,551,745
Regions Financial Corp.	237,771	6,788,362
Toronto-Dominion Bank (The)	81,922	8,823,000
U.S. Bancorp	126,261	7,153,948
		58,391,188
BEVERAGES - 1.7%
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	81,337	8,262,212

BIOTECHNOLOGY - 1.9%
Gilead Sciences, Inc.	69,582	9,104,109

BROADLINE RETAIL - 1.1%
MINISO Group Holding Ltd., ADR	360,739	5,335,330

BUILDING PRODUCTS - 2.0%
Johnson Controls International PLC	65,229	9,525,391

CHEMICALS - 0.8%
Air Products and Chemicals, Inc.	12,951	3,885,947

COMMUNICATIONS EQUIPMENT - 2.0%
Cisco Systems, Inc.	103,229	9,445,453

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
Sysco Corp.	88,119	6,583,370

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Comcast Corp., Class A	108,569	2,935,706

ELECTRIC UTILITIES - 1.5%
Fortis, Inc.	126,385	7,230,486
	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
CDW Corp.	42,341	$5,796,906
TE Connectivity PLC	35,499	7,513,719
		13,310,625
ENERGY EQUIPMENT & SERVICES - 1.6%
SLB Ltd.	136,594	7,769,467

ENTERTAINMENT - 1.3%
NetEase, Inc., ADR	50,697	5,957,404

FOOD PRODUCTS - 0.4%
General Mills, Inc.	58,542	2,067,118

GAS UTILITIES - 1.2%
UGI Corp.	160,863	5,805,546

GROUND TRANSPORTATION - 1.4%
Canadian National Railway Co.	59,422	6,662,989

HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Abbott Laboratories	61,166	5,553,261
Medtronic PLC	46,376	3,755,065
		9,308,326
HEALTH CARE PROVIDERS & SERVICES - 3.2%
Cigna Group (The)	31,906	9,271,246
Elevance Health, Inc.	15,877	5,976,420
		15,247,666
HOTELS, RESTAURANTS & LEISURE - 3.2%
McDonald's Corp.	32,664	9,589,824
Travel + Leisure Co.	90,326	5,840,479
		15,430,303
INSURANCE - 2.7%
Manulife Financial Corp.	156,526	6,149,907
Sun Life Financial, Inc.	92,889	6,695,439
		12,845,346
INTERACTIVE MEDIA & SERVICES - 1.4%
JOYY, Inc., ADR	111,699	6,589,124

IT SERVICES - 5.3%
Accenture PLC, Class A	21,256	3,798,660

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Amdocs Ltd.	73,685	$4,765,209
Cognizant Technology Solutions Corp., Class A	56,096	2,967,478
Infosys Ltd., Sponsored ADR	422,183	5,260,400
International Business Machines Corp.	35,525	8,205,565
		24,997,312
MACHINERY - 1.5%
Snap-on, Inc.	18,044	6,918,070

MEDIA - 1.6%
Omnicom Group, Inc.	102,146	7,836,641

METALS & MINING - 1.4%
Barrick Mining Corp.	171,204	6,735,165

OIL, GAS & CONSUMABLE FUELS - 4.2%
Canadian Natural Resources, Ltd.	197,175	9,403,276
Suncor Energy, Inc.	154,182	10,555,299
		19,958,575
PROFESSIONAL SERVICES - 1.9%
Broadridge Financial Solutions, Inc.	27,243	4,194,877
Paychex, Inc.	54,146	5,015,544
		9,210,421
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.6%
Tanger, Inc.	208,886	7,745,493

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.7%
Analog Devices, Inc.	30,548	12,288,238
Broadcom, Inc.	42,867	17,893,972
NXP Semiconductors N.V.	26,963	7,916,067
QUALCOMM, Inc.	41,642	7,478,070
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	56,780	22,488,287
Universal Display Corp.	74,107	6,453,979
		74,518,613
SOFTWARE - 0.9%
Open Text Corp.	177,818	4,029,356

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.8%
Rayonier, Inc.	174,729	3,706,002

	Shares	Value
SPECIALTY RETAIL - 3.1%
Gap, Inc. (The)	401,727	$9,878,467
Home Depot, Inc. (The)	14,717	4,838,950
		14,717,417
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.3%
Dell Technologies, Inc., Class C	40,848	8,535,190
Hewlett Packard Enterprise Co.	306,794	8,826,463
HP, Inc.	202,593	4,226,090
Logitech International SA	71,581	7,106,562
NetApp, Inc.	54,628	6,051,143
		34,745,448
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
PLDT, Inc., ADR	254,365	5,148,348
TIM SA, ADR	329,059	8,535,790
		13,684,138
TOTAL COMMON STOCKS (COST $354,963,148)		465,107,725
MONEY MARKET FUND - 0.9%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(a)	4,280,206	4,280,206
TOTAL MONEY MARKET FUND (COST $4,280,206)		4,280,206
PREFERRED STOCKS - 1.1%

ELECTRIC UTILITIES - 1.1%
Cia Energetica de Minas Gerais, Sponsored ADR, 1.06%(b)	2,184,158	5,504,078
TOTAL PREFERRED STOCKS (COST $4,339,284)		5,504,078

TOTAL INVESTMENTS (COST $363,582,638) - 99.7%		474,892,009

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		1,254,570
NET ASSETS - 100.0%		$476,146,579

(a)	7-day current yield as of April 30, 2026.
(b)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD GLOBAL EQUITY INCOME FUND

ADR — American Depositary Receipt
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.9%

AIR FREIGHT & LOGISTICS - 0.7%
Expeditors International of Washington, Inc.	9,000	$1,331,010

AUTOMOBILE COMPONENTS - 1.5%
Aptiv PLC(a)	25,000	1,506,500
BorgWarner, Inc.	27,000	1,538,190
		3,044,690
AUTOMOBILES - 1.7%
General Motors Co.	25,000	1,922,250
Tesla, Inc.(a)	4,000	1,526,520
		3,448,770
BANKS - 7.0%
Bank of America Corp.	53,000	2,833,380
Citigroup, Inc.	21,000	2,687,580
Citizens Financial Group, Inc.	27,000	1,756,350
JPMorgan Chase & Co.	2,000	626,460
PNC Financial Services Group, Inc. (The)	9,000	2,007,000
Popular, Inc.	14,000	2,104,620
U.S. Bancorp	36,000	2,039,760
		14,055,150
BIOTECHNOLOGY - 2.4%
AbbVie, Inc.	11,000	2,324,520
Gilead Sciences, Inc.	19,000	2,485,960
		4,810,480
BROADLINE RETAIL - 4.8%
Amazon.com, Inc.(a)	22,000	5,831,320
Etsy, Inc.(a)	28,000	1,801,520
Macy's, Inc.	102,000	1,994,100
		9,626,940
BUILDING PRODUCTS - 3.0%
A.O. Smith Corp.	31,000	1,917,040
Advanced Drainage Systems, Inc.	12,000	1,791,000
Johnson Controls International PLC	16,000	2,336,480
		6,044,520
CAPITAL MARKETS - 6.5%
Affiliated Managers Group, Inc.	7,000	2,062,690
Bank of New York Mellon Corp. (The)	17,000	2,284,290
Charles Schwab Corp. (The)	27,000	2,474,280
Janus Henderson Group PLC	39,000	2,012,790
Northern Trust Corp.	13,000	2,162,420
State Street Corp.	14,000	2,139,760
		13,136,230
CHEMICALS - 1.1%
Corteva, Inc.	27,000	2,187,270
	Shares	Value

COMMUNICATIONS EQUIPMENT - 1.3%
Arista Networks, Inc.(a)	15,000	$2,590,650

CONSTRUCTION & ENGINEERING - 0.5%
AECOM	13,000	1,093,300

CONSUMER FINANCE - 0.9%
Synchrony Financial	23,000	1,752,600

DIVERSIFIED CONSUMER SERVICES - 1.8%
ADT, Inc.	250,000	1,882,500
Grand Canyon Education, Inc.(a)	10,000	1,690,700
		3,573,200
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Comcast Corp., Class A	65,000	1,757,600
Verizon Communications, Inc.	44,000	2,113,320
		3,870,920
ELECTRICAL EQUIPMENT - 2.1%
nVent Electric PLC	15,000	2,143,500
Sensata Technologies Holding PLC	49,000	2,040,360
		4,183,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.3%
Flex Ltd.(a)	23,000	2,105,650
Jabil, Inc.	4,000	1,349,960
Vontier Corp.	35,000	1,255,800
		4,711,410
ENERGY EQUIPMENT & SERVICES - 2.1%
TechnipFMC PLC	29,000	2,191,530
Weatherford International PLC	19,000	2,096,650
		4,288,180
FINANCIAL SERVICES - 5.0%
Berkshire Hathaway, Inc., Class B(a)	2,000	947,200
Mastercard, Inc., Class A	6,000	3,017,520
Visa, Inc., Class A	12,000	3,958,080
WEX, Inc.(a)	14,000	2,104,620
		10,027,420
GROUND TRANSPORTATION - 0.8%
J.B. Hunt Transport Services, Inc.	6,000	1,509,180

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP CORE FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
ResMed, Inc.	5,000	$1,069,050

HEALTH CARE PROVIDERS & SERVICES - 2.3%
Cardinal Health, Inc.	11,000	2,121,680
McKesson Corp.	3,000	2,445,600
		4,567,280
HOTELS, RESTAURANTS & LEISURE - 1.0%
Airbnb, Inc., Class A(a)	14,000	1,965,040

INSURANCE - 1.0%
Hartford Insurance Group, Inc. (The)	14,000	1,915,340

INTERACTIVE MEDIA & SERVICES - 6.6%
Alphabet, Inc., Class A	27,000	10,389,600
Match Group, Inc.	13,000	486,460
Meta Platforms, Inc., Class A	4,000	2,447,640
		13,323,700
LEISURE PRODUCTS - 0.7%
YETI Holdings, Inc.(a)	35,000	1,381,100

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Illumina, Inc.(a)	14,000	1,774,360

MACHINERY - 2.5%
AGCO Corp.	17,000	2,057,340
Flowserve Corp.	16,000	1,178,240
IDEX Corp.	4,000	871,400
Parker-Hannifin Corp.	1,000	909,420
		5,016,400
MEDIA - 0.4%
DoubleVerify Holdings, Inc.(a)	82,000	903,640

OIL, GAS & CONSUMABLE FUELS - 1.2%
Antero Resources Corp.(a)	48,000	1,884,480
ConocoPhillips	1,000	125,780
Exxon Mobil Corp.	2,000	308,660
		2,318,920
PHARMACEUTICALS - 0.1%
Eli Lilly & Co.	200	186,920
	Shares	Value

PROFESSIONAL SERVICES - 1.6%
Genpact Ltd.	42,000	$1,459,500
Jacobs Solutions, Inc.	13,000	1,682,330
		3,141,830
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Jones Lang LaSalle, Inc.(a)	6,000	1,908,780

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.2%
Brixmor Property Group, Inc.	14,000	421,260

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.4%
Analog Devices, Inc.	2,000	804,520
Broadcom, Inc.	9,000	3,756,870
Cirrus Logic, Inc.(a)	12,000	1,956,960
KLA Corp.	1,500	2,625,525
Lam Research Corp.	1,000	257,860
NVIDIA Corp.	63,000	12,572,910
QUALCOMM, Inc.	16,000	2,873,280
		24,847,925
SOFTWARE - 7.9%
Adobe, Inc.(a)	7,000	1,722,700
Autodesk, Inc.(a)	7,000	1,659,000
Dolby Laboratories, Inc., Class A	22,000	1,411,080
Dropbox, Inc., Class A(a)	60,000	1,457,400
Fortinet, Inc.(a)	26,000	2,192,060
Microsoft Corp.	18,000	7,340,040
		15,782,280
SPECIALTY RETAIL - 2.0%
Gap, Inc. (The)	65,000	1,598,350
TJX Cos., Inc. (The)	16,000	2,508,000
		4,106,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.2%
Apple, Inc.	51,000	13,838,850
Western Digital Corp.	6,000	2,607,120
		16,445,970

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP CORE FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Crocs, Inc.(a)	14,000	$1,427,720
Tapestry, Inc.	2,000	290,080
		1,717,800
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Millicom International Cellular SA	25,000	2,122,000

TOTAL COMMON STOCKS (COST $167,063,609)		200,201,725
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(b)	223,770	223,770
TOTAL MONEY MARKET FUND (COST $223,770)		223,770

	Shares	Value
TOTAL INVESTMENTS (COST $167,287,379) - 100.0%		$200,425,495

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		70,711
NET ASSETS - 100.0%		$200,496,206

(a)	Non-income producing security.
(b)	7-day current yield as of April 30, 2026.

PLC — Public Limited Company
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.7%

AUTOMOBILES - 2.3%
Tesla, Inc.(a)	15,000	$5,724,450

BANKS - 2.1%
Citigroup, Inc.	21,000	2,687,580
Popular, Inc.	16,000	2,405,280
		5,092,860
BIOTECHNOLOGY - 2.6%
AbbVie, Inc.	4,000	845,280
Exelixis, Inc.(a)	54,000	2,400,840
Gilead Sciences, Inc.	8,000	1,046,720
Incyte Corp.(a)	22,000	2,095,940
		6,388,780
BROADLINE RETAIL - 4.3%
Amazon.com, Inc.(a)	40,000	10,602,400

CAPITAL MARKETS - 3.9%
Ameriprise Financial, Inc.	4,000	1,899,160
Bank of New York Mellon Corp. (The)	20,000	2,687,400
Charles Schwab Corp. (The)	25,000	2,291,000
Interactive Brokers Group, Inc., Class A	34,000	2,703,000
		9,580,560
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Tetra Tech, Inc.	73,000	2,359,360
Veralto Corp.	25,000	2,205,000
		4,564,360
COMMUNICATIONS EQUIPMENT - 1.5%
Arista Networks, Inc.(a)	22,000	3,799,620

CONSTRUCTION & ENGINEERING - 1.5%
Comfort Systems USA, Inc.	2,000	3,680,500

CONSUMER FINANCE - 0.9%
American Express Co.	3,000	969,150
Synchrony Financial	15,300	1,165,860
		2,135,010
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
Costco Wholesale Corp.	1,400	1,420,342

DIVERSIFIED CONSUMER SERVICES - 1.0%
Grand Canyon Education, Inc.(a)	15,000	2,536,050
	Shares	Value

ELECTRICAL EQUIPMENT - 0.2%
Rockwell Automation, Inc.	1,000	$408,910

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
Jabil, Inc.	8,000	2,699,920

ENTERTAINMENT - 1.3%
Netflix, Inc.(a)	8,000	748,880
Roku, Inc.(a)	22,000	2,564,320
		3,313,200
FINANCIAL SERVICES - 5.5%
Mastercard, Inc., Class A	11,000	5,532,120
Visa, Inc., Class A	18,000	5,937,120
WEX, Inc.(a)	14,000	2,104,620
		13,573,860
FOOD PRODUCTS - 1.9%
Darling Ingredients, Inc.(a)	41,000	2,633,430
Hershey Co. (The)	11,000	2,043,140
		4,676,570
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
IDEXX Laboratories, Inc.(a)	1,000	560,800
ResMed, Inc.	9,000	1,924,290
		2,485,090
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Cardinal Health, Inc.	11,000	2,121,680
McKesson Corp.	1,000	815,200
		2,936,880
HOTELS, RESTAURANTS & LEISURE - 3.2%
Airbnb, Inc., Class A(a)	21,000	2,947,560
Expedia Group, Inc.	10,000	2,483,700
Hilton Worldwide Holdings, Inc.	8,000	2,592,560
		8,023,820
INTERACTIVE MEDIA & SERVICES - 7.9%
Alphabet, Inc., Class A	35,000	13,468,000
Meta Platforms, Inc., Class A	10,000	6,119,100
		19,587,100
IT SERVICES - 1.5%
Twilio, Inc., Class A(a)	18,000	2,665,080
VeriSign, Inc.	4,000	1,074,640
		3,739,720

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Medpace Holdings, Inc.(a)	6,000	$2,511,960

MEDIA - 1.0%
DoubleVerify Holdings, Inc.(a)	232,000	2,556,640

METALS & MINING - 0.1%
Anglogold Ashanti PLC	3,000	281,190

PHARMACEUTICALS - 1.5%
Eli Lilly & Co.	4,000	3,738,400

PROFESSIONAL SERVICES - 1.6%
ExlService Holdings, Inc.(a)	83,000	2,646,040
Genpact Ltd.	34,000	1,181,500
		3,827,540
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CBRE Group, Inc., Class A(a)	15,000	2,140,950
Jones Lang LaSalle, Inc.(a)	7,000	2,226,910
		4,367,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.1%
Applied Materials, Inc.	4,000	1,577,960
Broadcom, Inc.	28,000	11,688,040
KLA Corp.	3,000	5,251,050
Lam Research Corp.	19,000	4,899,340
NVIDIA Corp.	153,000	30,534,210
QUALCOMM, Inc.	18,000	3,232,440
		57,183,040
SOFTWARE - 9.6%
AppLovin Corp., Class A(a)	4,000	1,785,400
Autodesk, Inc.(a)	12,000	2,844,000
DocuSign, Inc.(a)	37,000	1,701,630
Dropbox, Inc., Class A(a)	92,000	2,234,680
Fortinet, Inc.(a)	36,000	3,035,160
	Shares	Value
Gen Digital, Inc.	60,000	$1,157,400
Microsoft Corp.	15,000	6,116,700
Nutanix, Inc., Class A(a)	59,000	2,412,510
Pegasystems, Inc.	69,000	2,521,950
		23,809,430
SPECIALTY RETAIL - 0.7%
Ross Stores, Inc.	8,000	1,822,320

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.4%
Apple, Inc.	86,000	23,336,100

TEXTILES, APPAREL & LUXURY GOODS - 2.6%
Crocs, Inc.(a)	12,000	1,223,760
Ralph Lauren Corp.	7,000	2,510,480
Tapestry, Inc.	19,000	2,755,760
		6,490,000
TOTAL COMMON STOCKS (COST $202,777,172)		246,894,482
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(b)	274,166	274,166
TOTAL MONEY MARKET FUND (COST $274,166)		274,166

TOTAL INVESTMENTS (COST $203,051,338) - 99.8%		247,168,648

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		492,171
NET ASSETS - 100.0%		$247,660,819

(a)	Non-income producing security.
(b)	7-day current yield as of April 30, 2026.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 1.1%
Lockheed Martin Corp.	3,000	$1,553,910

AIR FREIGHT & LOGISTICS - 1.4%
C.H. Robinson Worldwide, Inc.	1,900	345,439
FedEx Corp.	4,000	1,613,240
		1,958,679
AUTOMOBILE COMPONENTS - 2.6%
Aptiv PLC(a)	24,000	1,446,240
BorgWarner, Inc.	25,000	1,424,250
Lear Corp.	5,000	635,650
		3,506,140
AUTOMOBILES - 1.2%
General Motors Co.	21,000	1,614,690

BANKS - 10.2%
Bank of America Corp.	51,000	2,726,460
Citigroup, Inc.	17,000	2,175,660
Citizens Financial Group, Inc.	23,000	1,496,150
JPMorgan Chase & Co.	7,000	2,192,610
PNC Financial Services Group, Inc. (The)	8,000	1,784,000
Popular, Inc.	10,000	1,503,300
U.S. Bancorp	31,000	1,756,460
Webster Financial Corp.	4,000	289,440
Zions Bancorp	1,000	63,420
		13,987,500
BIOTECHNOLOGY - 2.1%
Gilead Sciences, Inc.	14,000	1,831,760
Incyte Corp.(a)	10,300	981,281
		2,813,041
BROADLINE RETAIL - 2.2%
Amazon.com, Inc.(a)	6,000	1,590,360
Macy's, Inc.	71,000	1,388,050
		2,978,410
BUILDING PRODUCTS - 2.3%
Advanced Drainage Systems, Inc.	9,000	1,343,250
Johnson Controls International PLC	12,000	1,752,360
		3,095,610
CAPITAL MARKETS - 8.7%
Affiliated Managers Group, Inc.	5,000	1,473,350
Bank of New York Mellon Corp. (The)	13,000	1,746,810
	Shares	Value
Charles Schwab Corp. (The)	22,000	$2,016,080
Janus Henderson Group PLC	27,000	1,393,470
Morgan Stanley	12,000	2,287,080
Northern Trust Corp.	9,000	1,497,060
State Street Corp.	10,000	1,528,400
		11,942,250
CHEMICALS - 1.0%
Corteva, Inc.	17,000	1,377,170

COMMERCIAL SERVICES & SUPPLIES - 0.3%
Tetra Tech, Inc.	14,000	452,480

COMMUNICATIONS EQUIPMENT - 0.1%
Cisco Systems, Inc.	2,000	183,000

CONSTRUCTION & ENGINEERING - 0.4%
AECOM	6,000	504,600

CONSUMER FINANCE - 2.2%
American Express Co.	5,000	1,615,250
Synchrony Financial	19,000	1,447,800
		3,063,050
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
Walmart, Inc.	6,000	791,580

DIVERSIFIED CONSUMER SERVICES - 1.5%
ADT, Inc.	190,000	1,430,700
Grand Canyon Education, Inc.(a)	4,000	676,280
		2,106,980
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
AT&T, Inc.	82,000	2,142,660
Comcast Corp., Class A	65,000	1,757,600
Verizon Communications, Inc.	47,000	2,257,410
		6,157,670
ELECTRIC UTILITIES - 0.1%
Edison International	1,000	69,490

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP VALUE FUND

	Shares	Value
ELECTRICAL EQUIPMENT - 2.1%
nVent Electric PLC	11,000	$1,571,900
Sensata Technologies Holding PLC	33,000	1,374,120
		2,946,020
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
Flex Ltd.(a)	16,000	1,464,800
Jabil, Inc.	4,000	1,349,960
Vontier Corp.	5,000	179,400
		2,994,160
ENERGY EQUIPMENT & SERVICES - 2.1%
TechnipFMC PLC	20,000	1,511,400
Weatherford International PLC	13,000	1,434,550
		2,945,950
ENTERTAINMENT - 0.9%
Electronic Arts, Inc.	6,000	1,214,220

FINANCIAL SERVICES - 3.7%
Berkshire Hathaway, Inc., Class B(a)	5,000	2,368,000
Western Union Co. (The)	147,000	1,336,230
WEX, Inc.(a)	9,000	1,352,970
		5,057,200
GROUND TRANSPORTATION - 1.1%
Ryder System, Inc.	6,000	1,522,620

HEALTH CARE PROVIDERS & SERVICES - 4.1%
Cardinal Health, Inc.	7,000	1,350,160
Cigna Group (The)	4,000	1,162,320
CVS Health Corp.	21,000	1,749,090
McKesson Corp.	1,700	1,385,840
		5,647,410
HOUSEHOLD PRODUCTS - 0.1%
Procter & Gamble Co. (The)	1,000	147,090

INDUSTRIAL CONGLOMERATES - 1.4%
Honeywell International, Inc.	9,000	1,928,970

INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Prologis, Inc.	14,000	1,988,280

INSURANCE - 2.4%
Hartford Insurance Group, Inc. (The)	11,000	1,504,910
	Shares	Value
MetLife, Inc.	12,000	$961,200
Primerica, Inc.	2,700	759,429
		3,225,539
INTERACTIVE MEDIA & SERVICES - 5.6%
Alphabet, Inc., Class A	16,000	6,156,800
Match Group, Inc.	39,000	1,459,380
		7,616,180
IT SERVICES - 3.0%
Accenture PLC, Class A	10,000	1,787,100
International Business Machines Corp.	10,000	2,309,800
		4,096,900
LEISURE PRODUCTS - 0.7%
YETI Holdings, Inc.(a)	24,000	947,040

LIFE SCIENCES TOOLS & SERVICES - 1.0%
Illumina, Inc.(a)	11,000	1,394,140

MACHINERY - 2.7%
AGCO Corp.	12,000	1,452,240
Flowserve Corp.	5,000	368,200
Parker-Hannifin Corp.	2,000	1,818,840
		3,639,280
METALS & MINING - 1.4%
Newmont Corp.	17,000	1,888,530

OIL, GAS & CONSUMABLE FUELS - 3.6%
Chevron Corp.	2,000	386,620
ConocoPhillips	17,000	2,138,260
EOG Resources, Inc.	6,000	843,420
Exxon Mobil Corp.	10,000	1,543,300
		4,911,600
PROFESSIONAL SERVICES - 1.0%
Genpact Ltd.	41,000	1,424,750

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Jones Lang LaSalle, Inc.(a)	4,000	1,272,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
Analog Devices, Inc.	6,000	2,413,560
Cirrus Logic, Inc.(a)	8,000	1,304,640
Intel Corp.(a)	4,000	377,920

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD LARGE CAP VALUE FUND

	Shares	Value
Micron Technology, Inc.	2,000	$1,034,320
QUALCOMM, Inc.	12,000	2,154,960
		7,285,400
SOFTWARE - 2.9%
Dropbox, Inc., Class A(a)	59,000	1,433,110
Gen Digital, Inc.	42,000	810,180
Salesforce, Inc.	10,000	1,765,300
		4,008,590
SPECIALTY RETAIL - 2.2%
Gap, Inc. (The)	55,000	1,352,450
TJX Cos., Inc. (The)	11,000	1,724,250
		3,076,700
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.7%
Dell Technologies, Inc., Class C	7,000	1,462,650
Western Digital Corp.	5,000	2,172,600
		3,635,250
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc.(a)	14,000	1,427,720
PVH Corp.	10,300	941,832
		2,369,552
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Millicom International Cellular SA	17,000	1,442,960

TOTAL COMMON STOCKS (COST $117,804,134)		136,783,101
	Shares	Value
MONEY MARKET FUND - 0.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(b)	56,451	$56,451
TOTAL MONEY MARKET FUND (COST $56,451)		56,451

TOTAL INVESTMENTS (COST $117,860,585) - 99.8%		136,839,552

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		224,537
NET ASSETS - 100.0%		$137,064,089

(a)	Non-income producing security.
(b)	7-day current yield as of April 30, 2026.

PLC — Public Limited Company
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 55.2%

AEROSPACE & DEFENSE - 3.0%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,986,849
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,078,527
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,516,191
		6,581,567
AIR FREIGHT & LOGISTICS - 1.7%
FedEx Corp., 5.10%, 1/15/44	1,000,000	910,041
Union Pacific Corp., 4.50%, 1/20/33	2,000,000	1,999,552
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	750,513
		3,660,106
BANKS - 1.1%
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,869,774
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	500,220
		2,369,994
BEVERAGES - 1.3%
Keurig Dr Pepper, Inc., 5.15%, 5/15/35	2,000,000	1,957,799
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	970,977
		2,928,776
BIOTECHNOLOGY - 2.2%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,931,039
Gilead Sciences, Inc., 4.60%, 9/1/35, (Callable 3/1/35 @ 100)	1,000,000	975,504
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,070,038
		4,976,581
CAPITAL MARKETS - 2.0%
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 12/31/49(a)(b)	1,000,000	993,790
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,517,808
Morgan Stanley, 4.55% (SOFRINDX + 96 bps), 4/10/30(b)	2,000,000	1,993,677
		4,505,275
CHEMICALS - 0.3%
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	734,195

CONSUMER FINANCE - 0.9%
American Express Co., 4.05%, 5/3/29	1,000,000	996,862
American Express Co., 4.80% (SOFRRATE + 124 bps), 10/24/36(b)	1,000,000	968,681
		1,965,543
	Principal Amount	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
Kroger Co. (The), 4.50%, 1/15/29	$1,000,000	$1,002,135
Sysco Corp., 3.25%, 7/15/27	1,000,000	985,378
Target Corp., 4.50%, 9/15/34, (Callable 6/15/34 @ 100)	2,000,000	1,947,861
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,970,552
		5,905,926
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Verizon Communications, Inc., 4.50%, 8/10/33	2,000,000	1,941,833

ELECTRIC UTILITIES - 1.8%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,971,675
Exelon Corp., 5.30%, 3/15/33	2,000,000	2,044,351
		4,016,026
ELECTRICAL EQUIPMENT - 0.9%
GE Vernova, Inc., 4.25%, 2/4/31	2,000,000	1,982,321

ENTERTAINMENT - 1.3%
Walt Disney Co. (The), 4.63%, 3/23/40	3,000,000	2,814,001

FINANCIAL SERVICES - 1.8%
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,087,866
PayPal Holdings, Inc., 4.40%, 6/1/32, (Callable 3/1/32 @ 100)	3,000,000	2,940,782
		4,028,648
FOOD PRODUCTS - 2.2%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,989,350
General Mills, Inc., 4.95%, 3/29/33	2,000,000	1,983,190
The Campbell's Co., 4.15%, 3/15/28	1,000,000	989,622
		4,962,162
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,057,458
CVS Health Corp., 5.13%, 2/21/30	1,000,000	1,016,468
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,977,220
		5,051,146
HOTELS, RESTAURANTS & LEISURE - 1.9%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	971,634
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,797,781
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,479,268
		4,248,683

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD SELECT BOND FUND

	Principal Amount	Value
HOUSEHOLD PRODUCTS - 2.7%
Clorox Co. (The), 4.60%, 5/1/32, (Callable 2/1/32 @ 100)	$1,000,000	$988,168
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	1,998,670
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	957,802
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,973,348
		5,917,988
INSURANCE - 2.0%
Aflac, Inc., 3.60%, 4/1/30	1,000,000	969,640
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,048,764
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(b)	1,500,000	1,461,953
		4,480,357
IT SERVICES - 2.0%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	989,164
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	1,000,000	958,979
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,557,834
		4,505,977
MACHINERY - 1.8%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,042,803
John Deere Capital Corp., 4.50%, 1/16/29	2,000,000	2,015,807
		4,058,610
OIL, GAS & CONSUMABLE FUELS - 3.9%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,656,713
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,090,001
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,967,899
Valero Energy Corp., 5.15%, 3/10/36	2,000,000	1,969,215
		8,683,828
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,892,463
Lam Research Corp., 4.00%, 3/15/29	1,000,000	993,091
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,667,612
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,949,337
		8,502,503
SOFTWARE - 3.2%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	1,990,330
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,790,948
Microsoft Corp., 4.10%, 2/6/37, (Callable 8/6/36 @ 100)	1,000,000	949,088
	Principal Amount	Value
Oracle Corp., 3.25%, 11/15/27	$1,000,000	$978,572
Oracle Corp., 4.90%, 2/6/33	500,000	474,699
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	988,313
		7,171,950
SPECIALTY RETAIL - 3.7%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	2,004,178
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,130,160
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,961,012
O'Reilly Automotive, Inc., 4.70%, 6/15/32	1,000,000	996,550
Tractor Supply Co., 5.25%, 5/15/33	1,000,000	1,009,094
		8,100,994
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Apple, Inc., 1.65%, 5/11/30	1,000,000	907,470
Apple, Inc., 3.45%, 2/9/45	1,000,000	761,780
		1,669,250
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,833,149
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	942,599
Tapestry, Inc., 5.10%, 3/11/30	1,000,000	1,012,209
		4,787,957
TRADING COMPANIES & DISTRIBUTORS - 0.8%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,768,274

TOTAL CORPORATE BONDS (COST $127,361,932)		122,320,471
MUNICIPAL BONDS - 2.2%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	452,168

LOUISIANA - 0.0%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	90,333

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,070,738

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD SELECT BOND FUND

	Principal Amount	Value

TEXAS - 1.5%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	$995,000	$913,888
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,098,133
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	761,008
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	503,945
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AG Insured), 2.58%, 9/1/31	100,000	91,681
		3,368,655
TOTAL MUNICIPAL BONDS (COST $5,683,958)		4,981,894
U.S. GOVERNMENT AGENCIES - 5.6%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	952,309
Federal Home Loan Bank
1.00%, 3/16/27	2,000,000	1,950,431
1.07%, 1/25/30	1,000,000	896,427
1.75%, 7/29/26	1,000,000	995,096
1.75%, 8/25/28	1,350,000	1,283,355
2.00%, 9/30/26	2,000,000	1,985,163
2.25%, 4/29/31, (Callable 7/29/26 @ 100)(c)	730,769	699,997
2.75%, 2/22/34	1,000,000	880,681
3.00%, 2/24/37, (Callable 5/8/26 @ 100)	1,000,000	843,538
4.75%, 3/10/34	1,000,000	1,025,171
		10,559,859
Federal Home Loan Mortgage Corp., 1.05%, 7/21/28	1,000,000	937,779
TOTAL U.S. GOVERNMENT AGENCIES (COST $13,101,066)		12,449,947
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.1%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	76,579	76,317
3.50%, 2/1/34	92,142	90,298
3.50%, 10/1/49	173,577	159,708
3.50%, 12/15/48	261,136	253,015
6.00%, 3/1/38	9,753	10,237
		589,575
Federal National Mortgage Association
	Principal Amount	Value
1.50%, 11/25/44	$1,131,597	$989,571
3.50%, 2/1/43	103,834	97,383
3.50%, 4/1/48	282,985	263,925
4.00%, 9/1/33	57,131	56,690
4.00%, 10/1/46	213,825	204,061
6.00%, 6/1/36	65,993	66,333
6.57% (RFUCCT1Y + 182 bps), 5/1/36(b)	25,392	26,139
		1,704,102
Government National Mortgage Association
4.50%, 6/15/40	47,937	47,164
4.50%, 8/20/38	16,728	16,431
5.00%, 5/20/40	27,972	27,922
6.00%, 10/15/37	10,908	11,521
6.00%, 6/15/37	10,753	11,176
		114,214
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $2,691,255)		2,407,891
U.S. TREASURY OBLIGATIONS - 30.1%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,252,031
4.00%, 11/15/42	4,000,000	3,592,969
4.25%, 5/15/39	2,000,000	1,927,656
4.38%, 2/15/38	1,000,000	992,227
4.50%, 8/15/39	2,000,000	1,968,437
4.50%, 2/15/44	2,000,000	1,895,156
		11,628,476
U.S. Treasury Notes
1.25%, 4/15/28	3,268,410	3,289,124
1.38%, 7/15/33	1,075,980	1,060,380
2.13%, 1/15/35	1,035,480	1,060,786
3.50%, 2/15/33	4,000,000	3,835,625
3.63%, 9/30/31	1,000,000	978,281
3.75%, 8/31/31	2,000,000	1,969,609
3.75%, 8/31/26	1,000,000	999,984
3.88%, 8/15/34	1,000,000	970,391
3.88%, 8/31/32	1,000,000	984,062
4.00%, 10/31/29	2,000,000	2,003,047
4.00%, 7/31/30	3,000,000	3,000,234
4.00%, 2/15/34	2,000,000	1,964,531
4.00%, 4/30/32	1,000,000	993,164
4.00%, 6/30/32	3,000,000	2,976,211

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD SELECT BOND FUND

	Principal Amount	Value
4.00%, 7/31/32	$2,000,000	$1,982,969
4.00%, 1/31/33	1,000,000	988,711
4.13%, 10/31/27	1,000,000	1,003,516
4.13%, 11/15/32	2,000,000	1,993,516
4.13%, 8/31/30	2,000,000	2,009,453
4.13%, 3/31/31	3,000,000	3,012,187
4.13%, 7/31/31	2,000,000	2,006,641
4.13%, 10/31/26	1,000,000	1,001,758
4.13%, 2/29/32	2,000,000	2,000,703
4.13%, 2/15/36	1,000,000	978,906
4.25%, 2/28/31	2,000,000	2,019,219
4.25%, 11/15/34	2,000,000	1,990,000
4.25%, 8/15/35	3,000,000	2,973,750
4.38%, 11/30/28	1,000,000	1,011,289
4.38%, 5/15/34	3,000,000	3,018,633
4.50%, 7/15/26	1,000,000	1,001,617
		55,078,297
TOTAL U.S. TREASURY OBLIGATIONS (COST $67,847,290)		66,706,773

	Shares	Value
INVESTMENT COMPANIES - 0.9%
iShares JPMorgan USD Emerging Markets Bond ETF	20,000	$1,916,000
TOTAL INVESTMENT COMPANIES (COST $1,954,426)		1,916,000
MONEY MARKET FUND - 4.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(d)	8,799,369	8,799,369
TOTAL MONEY MARKET FUND (COST $8,799,369)		8,799,369

TOTAL INVESTMENTS (COST $227,439,296) - 99.1%		219,582,345

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,956,842
NET ASSETS - 100.0%		$221,539,187

(a)	Perpetual Bond. Maturity date represents next call date.
(b)
Variable rate security. Rate(s) as of April 30, 2026. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of April 30, 2026.
(d)	7-day current yield as of April 30, 2026.

AG — Aktiengesellschaft
bps — Basis Points
ETF — Exchange-Traded Fund
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED INTERNATIONAL FUND

Country Diversification	Percent*
United Kingdom	28.6%
Japan	14.7
Netherlands	12.0
China	6.7
Taiwan	5.9
Spain	4.5
Germany	4.4
France	3.4
Australia	3.0
Switzerland	3.0
Brazil	2.8
India	2.2
Finland	1.3
Mexico	1.0
Italy	0.7
Republic of Korea (South)	0.7
United States	0.7
Norway	0.6
Sweden	0.6
Denmark	0.5
Singapore	0.4
Ireland (Republic of)	0.4
Israel	0.3
Belgium	0.3
Luxembourg	0.3
Indonesia	0.2
South Africa	0.2
Chile	0.1
Hong Kong	0.1
Total Investments	99.6%

*	Percentages indicated are based on net assets as of April 30, 2026.

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
COMMON STOCKS - 97.5%

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	16,627	$425,485

AUTOMOBILES - 1.2%
Honda Motor Co. Ltd., Sponsored ADR	111,053	2,703,030
Li Auto, Inc., ADR(a)	25,818	460,335
NIO, Inc., ADR(a)	26,351	168,383
XPeng, Inc., ADR(a)	9,078	147,971
		3,479,719
BANKS - 22.5%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	269,083	5,952,116
Banco Santander SA, Sponsored ADR	630,931	7,691,049
Barclays PLC, Sponsored ADR	164,827	3,858,600
HDFC Bank Ltd., ADR	78,488	1,994,380
HSBC Holdings PLC, Sponsored ADR	152,773	14,033,728
ICICI Bank Ltd., Sponsored ADR	86,970	2,312,532
ING Groep N.V., Sponsored ADR	131,051	3,791,306
KB Financial Group, Inc., ADR	10,779	1,198,840
Lloyds Banking Group PLC, ADR	805,398	4,381,365
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	539,369	9,681,674
Mizuho Financial Group, Inc., ADR	384,648	3,307,973
NatWest Group PLC, Sponsored ADR	195,351	3,108,034
Shinhan Financial Group Co. Ltd., ADR	7,036	484,358
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	289,381	6,143,559
		67,939,514
BIOTECHNOLOGY - 4.1%
Abivax SA, ADR(a)	4,314	506,377
Amarin Corp. PLC, ADR(a)	5,897	82,145
Argenx SE, ADR(a)	5,506	4,304,150
Ascendis Pharma A/S(a)	6,332	1,452,434
BeOne Medicines Ltd., ADR(a)	5,591	1,650,855
Bicycle Therapeutics PLC, ADR(a)	11,209	52,906
BioNTech SE, ADR(a)	12,642	1,307,815
Centessa Pharmaceuticals PLC, ADR(a)	18,754	739,283
DBV Technologies SA, Sponsored ADR(a)	4,051	85,071
Galapagos N.V., Sponsored ADR(a)	31,441	875,003
Immunocore Holdings PLC, ADR(a)	35,726	997,113
Mesoblast Ltd., Sponsored ADR(a)	6,507	101,965
Nanobiotix SA, ADR(a)	1,048	36,282
Pharming Group N.V., ADR(a)	12,463	205,141
	Shares	Value
Silence Therapeutics PLC, ADR(a)	5,800	$42,398
Telix Pharmaceuticals Ltd., ADR(a)	3,943	43,373
		12,482,311
BROADLINE RETAIL - 4.9%
Alibaba Group Holding Ltd., Sponsored ADR	73,328	9,670,497
JD.com, Inc., ADR	40,207	1,219,076
PDD Holdings, Inc., ADR(a)	26,461	2,642,925
Sea Ltd., ADR(a)	16,124	1,368,605
		14,901,103
CAPITAL MARKETS - 3.3%
Deutsche Bank AG	95,482	2,964,716
Futu Holdings Ltd., ADR	1,875	289,706
Nomura Holdings, Inc., Sponsored ADR	85,620	690,097
UBS Group AG	138,195	6,066,761
		10,011,280
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Rentokil Initial PLC, Sponsored ADR	30,329	1,027,243

COMMUNICATIONS EQUIPMENT - 1.9%
Nokia Oyj, Sponsored ADR	304,147	3,926,538
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,695,928
		5,622,466
CONSTRUCTION MATERIALS - 0.3%
CEMEX SAB de CV, Sponsored ADR	75,555	929,326

DIVERSIFIED CONSUMER SERVICES - 0.5%
New Oriental Education & Technology Group, Inc., Sponsored ADR	3,139	171,672
Pearson PLC, Sponsored ADR	97,434	1,430,331
		1,602,003
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Chunghwa Telecom Co. Ltd., Sponsored ADR	47,522	2,059,604
Telkom Indonesia Persero Tbk PT, ADR	35,373	598,157
		2,657,761
ELECTRIC UTILITIES - 0.4%
Axia Energia SA, ADR	81,639	1,024,569
Korea Electric Power Corp., Sponsored ADR	14,481	221,415
		1,245,984

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
ENTERTAINMENT - 0.5%
NetEase, Inc., ADR	12,353	$1,451,601
Tencent Music Entertainment Group, ADR	6,156	56,450
		1,508,051
FINANCIAL SERVICES - 1.1%
ORIX Corp., Sponsored ADR	102,012	3,428,623

FOOD PRODUCTS - 0.2%
Magnum Ice Cream Co. N.V. (The)(a)	34,871	520,624

GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	195,248

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Brainsway Ltd., ADR(a)	25,351	419,813
Koninklijke Philips N.V., Sponsored NYS	76,048	2,003,104
Smith & Nephew PLC, Sponsored ADR	66,502	2,056,907
		4,479,824
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Fresenius Medical Care AG, ADR	36,535	824,595

HOTELS, RESTAURANTS & LEISURE - 1.1%
H World Group Ltd., ADR	6,925	357,607
InterContinental Hotels Group PLC, ADR	13,538	1,947,847
Trip.com Group Ltd., ADR(a)	17,536	950,627
		3,256,081
HOUSEHOLD DURABLES - 2.1%
Sony Group Corp., Sponsored ADR	320,714	6,443,144

INSURANCE - 0.9%
Aegon Ltd., Sponsored NYS	101,941	838,974
Prudential PLC, ADR	61,212	1,850,439
		2,689,413
INTERACTIVE MEDIA & SERVICES - 0.3%
Baidu, Inc., Sponsored ADR(a)	6,145	777,527

IT SERVICES - 0.7%
Endava PLC, Sponsored ADR(a)	2,407	9,676
Infosys Ltd., Sponsored ADR	179,816	2,240,507
		2,250,183
MEDIA - 0.1%
Criteo SA, Sponsored ADR(a)	18,292	346,450
	Shares	Value

METALS & MINING - 6.0%
ArcelorMittal SA, Sponsored NYS	14,299	$818,046
BHP Group Ltd., Sponsored ADR	113,850	9,028,305
Gold Fields Ltd., Sponsored ADR	11,353	482,275
POSCO Holdings, Inc., Sponsored ADR	2,856	226,766
Rio Tinto PLC, Sponsored ADR	59,197	5,948,115
Vale SA, Sponsored ADR	90,960	1,488,106
		17,991,613
MULTI-UTILITIES - 2.0%
National Grid PLC, Sponsored ADR	68,644	6,146,384

OIL, GAS & CONSUMABLE FUELS - 9.9%
BP PLC, Sponsored ADR	97,173	4,604,057
Eni S.p.A., Sponsored ADR	40,138	2,273,015
Equinor ASA, Sponsored ADR	44,053	1,795,160
Petroleo Brasileiro SA, Sponsored ADR	25,860	569,696
Shell PLC, ADR	126,153	11,438,292
TotalEnergies SE	100,214	9,290,840
		29,971,060
PASSENGER AIRLINES - 0.4%
Ryanair Holdings PLC, Sponsored ADR	20,727	1,132,731

PERSONAL CARE PRODUCTS - 3.5%
Unilever PLC, Sponsored ADR	176,513	10,410,737

PHARMACEUTICALS - 6.2%
Haleon PLC, ADR	618,632	5,716,160
HUTCHMED China Ltd., ADR(a)	84,097	1,130,264
Takeda Pharmaceutical Co. Ltd., ADR	711,871	11,874,008
		18,720,432
PROFESSIONAL SERVICES - 1.2%
RELX PLC, Sponsored ADR	100,829	3,689,333

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
KE Holdings, Inc., ADR	15,738	269,592

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.0%
ARM Holdings PLC, ADR(a)	4,420	929,614
ASE Industrial Holding Co. Ltd., ADR	46,723	1,467,569
ASML Holding N.V., Sponsored NYS	16,859	24,259,932
STMicroelectronics N.V., Sponsored NYS	20,762	1,144,817

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	33,451	$13,248,603
United Microelectronics Corp., Sponsored ADR	91,692	1,197,498
		42,248,033
SOFTWARE - 3.0%
Nice Ltd., Sponsored ADR(a)	5,787	590,390
SAP SE, Sponsored ADR	49,253	8,347,891
		8,938,281
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Logitech International SA	12,811	1,271,876

TRANSPORTATION INFRASTRUCTURE - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,937	487,872

WATER UTILITIES - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	17,517	589,097

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, ADR	61,556	1,637,390
Vodafone Group PLC, Sponsored ADR	112,382	1,775,635
		3,413,025
TOTAL COMMON STOCKS (COST $249,759,750)		294,324,024
MONEY MARKET FUND - 0.4%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(b)	1,278,566	1,278,566
TOTAL MONEY MARKET FUND (COST $1,278,566)		1,278,566
PREFERRED STOCKS - 1.7%

BANKS - 0.8%
Itau Unibanco Holding SA, Sponsored ADR, 3.76%(c)	268,756	2,338,177
BIOTECHNOLOGY - 0.0%
Grifols SA, ADR, 2.13%(c)	4,960	40,870
	Shares	Value
CHEMICALS - 0.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (a)	3,496	$322,226
ELECTRIC UTILITIES - 0.1%
Axia Energia SA, Class C, ADR (a)	21,457	258,557
OIL, GAS & CONSUMABLE FUELS - 0.7%
Petroleo Brasileiro SA, Sponsored ADR (New York Stock Exchange), 2.32%(c)	111,545	2,217,515
TOTAL PREFERRED STOCKS (COST $3,394,276)		5,177,345

TOTAL INVESTMENTS (COST $254,432,592) - 99.6%		300,779,935

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,168,719
NET ASSETS - 100.0%		$301,948,654

(a)	Non-income producing security.
(b)	7-day current yield as of April 30, 2026.
(c)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 1.9%
Axon Enterprise, Inc.(a)	201	$80,754
Boeing Co. (The)(a)	3,877	887,949
General Dynamics Corp.	570	196,251
General Electric Co.	6,013	1,743,349
Howmet Aerospace, Inc.	2,143	520,835
Huntington Ingalls Industries, Inc.	44	16,029
L3Harris Technologies, Inc.	921	295,226
Lockheed Martin Corp.	994	514,862
Northrop Grumman Corp.	608	352,324
RTX Corp.	6,946	1,222,982
Textron, Inc.	597	57,288
TransDigm Group, Inc.	14	16,240
		5,904,089
AIR FREIGHT & LOGISTICS - 0.3%
C.H. Robinson Worldwide, Inc.	1,205	219,081
Expeditors International of Washington, Inc.	1,454	215,032
FedEx Corp.	557	224,644
United Parcel Service, Inc., Class B	3,302	359,257
		1,018,014
AUTOMOBILES - 1.9%
Ford Motor Co.	24,591	297,059
General Motors Co.	4,638	356,616
Tesla, Inc.(a)	14,252	5,438,991
		6,092,666
BANKS - 3.5%
Bank of America Corp.	38,335	2,049,389
Citigroup, Inc.	9,308	1,191,238
Citizens Financial Group, Inc.	1,163	75,653
Fifth Third Bancorp	4,350	220,806
Huntington Bancshares, Inc.	12,350	206,986
JPMorgan Chase & Co.	14,936	4,678,403
KeyCorp	7,900	174,669
Regions Financial Corp.	7,892	225,317
Truist Financial Corp.	7,326	377,289
U.S. Bancorp	7,905	447,897
Wells Fargo & Co.	17,881	1,470,355
		11,118,002
BEVERAGES - 1.3%
Coca-Cola Co. (The)	25,724	2,026,022
Keurig Dr Pepper, Inc.	5,015	147,441
Monster Beverage Corp.(a)	6,052	466,428
PepsiCo, Inc.	8,587	1,360,954
		4,000,845
	Shares	Value
BIOTECHNOLOGY - 1.8%
AbbVie, Inc.	11,362	$2,401,018
Amgen, Inc.	4,000	1,385,000
Gilead Sciences, Inc.	10,159	1,329,204
Incyte Corp.(a)	5,182	493,689
Moderna, Inc.(a)	1,993	91,558
		5,700,469
BROADLINE RETAIL - 4.2%
Amazon.com, Inc.(a)	48,832	12,943,410
eBay, Inc.	3,111	321,926
		13,265,336
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	807	49,905
Allegion PLC	77	10,586
Builders FirstSource, Inc.(a)	87	6,881
Carrier Global Corp.	9,357	628,510
Johnson Controls International PLC	4,622	674,950
Masco Corp.	1,108	79,576
Trane Technologies PLC	1,772	872,781
		2,323,189
CAPITAL MARKETS - 2.9%
Bank of New York Mellon Corp. (The)	5,406	726,404
Blackrock, Inc.	464	494,438
Blackstone, Inc.	3,582	449,828
Cboe Global Markets, Inc.	699	209,763
Charles Schwab Corp. (The)	7,781	713,051
CME Group, Inc.	2,144	617,086
Coinbase Global, Inc., Class A(a)	678	127,308
Franklin Resources, Inc.	2,300	68,931
Goldman Sachs Group, Inc. (The)	1,299	1,199,977
Intercontinental Exchange, Inc.	3,189	504,149
Invesco Ltd.	2,500	65,525
Moody's Corp.	507	234,158
Morgan Stanley	6,722	1,281,146
MSCI, Inc.	26	15,377
Nasdaq, Inc.	5,973	548,979
Northern Trust Corp.	683	113,610
Raymond James Financial, Inc.	875	138,530
Robinhood Markets, Inc., Class A(a)	3,937	286,968
S&P Global, Inc.	2,340	1,009,078
State Street Corp.	1,585	242,251
		9,046,557
CHEMICALS - 0.9%
Air Products and Chemicals, Inc.	403	120,920
Albemarle Corp.	606	119,200
CF Industries Holdings, Inc.	795	98,739

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Corteva, Inc.	3,807	$308,405
Dow, Inc.	4,069	164,754
DuPont de Nemours, Inc.	2,076	94,790
Ecolab, Inc.	1,525	397,415
International Flavors & Fragrances, Inc.	1,328	93,226
Linde PLC	2,121	1,062,918
LyondellBasell Industries N.V., Class A	1,530	114,138
Mosaic Co. (The)	2,160	50,263
PPG Industries, Inc.	1,165	126,403
Sherwin-Williams Co. (The)	448	144,081
		2,895,252
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Cintas Corp.	1,872	327,057
Copart, Inc.(a)	5,166	171,046
Republic Services, Inc.	1,074	224,702
Rollins, Inc.	2,895	161,339
Veralto Corp.	1,275	112,455
Waste Management, Inc.	2,211	514,168
		1,510,767
COMMUNICATIONS EQUIPMENT - 1.3%
Arista Networks, Inc.(a)	4,370	754,743
Ciena Corp.(a)	716	377,747
Cisco Systems, Inc.	26,917	2,462,905
F5, Inc.(a)	17	5,506
Lumentum Holdings, Inc.(a)	352	317,617
Motorola Solutions, Inc.	532	233,564
		4,152,082
CONSTRUCTION & ENGINEERING - 0.3%
Comfort Systems USA, Inc.	254	467,423
EMCOR Group, Inc.	48	42,800
Quanta Services, Inc.	619	450,490
		960,713
CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	813	503,304
Vulcan Materials Co.	411	124,015
		627,319
CONSUMER FINANCE - 0.6%
American Express Co.	2,954	954,290
Capital One Financial Corp.	2,445	467,728
Synchrony Financial	7,184	547,421
		1,969,439
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Costco Wholesale Corp.	1,972	2,000,653
Dollar Tree, Inc.(a)	572	55,547
	Shares	Value
Kroger Co. (The)	4,059	$276,296
Sysco Corp.	2,990	223,383
Target Corp.	474	61,501
Walmart, Inc.	24,821	3,274,635
		5,892,015
CONTAINERS & PACKAGING - 0.1%
Amcor PLC	6,276	238,739
International Paper Co.	2,236	68,019
Smurfit WestRock PLC	1,601	61,463
		368,221
DISTRIBUTORS - 0.2%
Genuine Parts Co.	3,787	406,080
Pool Corp.	1,555	331,713
		737,793
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	45,941	1,200,438
Comcast Corp., Class A	21,354	577,412
Verizon Communications, Inc.	22,561	1,083,605
		2,861,455
ELECTRIC UTILITIES - 1.7%
Alliant Energy Corp.	2,090	153,469
American Electric Power Co., Inc.	2,934	402,281
Constellation Energy Corp.	1,261	394,693
Duke Energy Corp.	5,496	712,007
Edison International	2,094	145,512
Entergy Corp.	1,528	180,166
Evergy, Inc.	1,721	142,568
Eversource Energy	1,973	139,491
Exelon Corp.	7,191	330,714
FirstEnergy Corp.	4,259	202,388
NextEra Energy, Inc.	10,857	1,062,683
NRG Energy, Inc.	463	72,033
PG&E Corp.	8,106	134,722
Pinnacle West Capital Corp.	510	52,897
PPL Corp.	7,780	291,283
Southern Co. (The)	7,424	717,901
Xcel Energy, Inc.	3,140	260,463
		5,395,271
ELECTRICAL EQUIPMENT - 1.1%
AMETEK, Inc.	952	224,196
Eaton Corp. PLC	1,317	570,274
Emerson Electric Co.	2,509	352,364
GE Vernova, Inc.	1,462	1,584,018
Generac Holdings, Inc.(a)	72	18,665
Hubbell, Inc.	30	15,245

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Rockwell Automation, Inc.	15	$6,134
Vertiv Holdings Co., Class A	1,919	630,372
		3,401,268
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Amphenol Corp., Class A	4,835	712,051
Coherent Corp.(a)	856	273,672
Corning, Inc.	5,104	838,281
Keysight Technologies, Inc.(a)	1,779	622,490
TE Connectivity PLC	443	93,765
Teledyne Technologies, Inc.(a)	4	2,583
		2,542,842
ENERGY EQUIPMENT & SERVICES - 0.3%
Baker Hughes Co.	5,217	363,468
Halliburton Co.	4,080	172,584
SLB Ltd.	7,767	441,787
		977,839
ENTERTAINMENT - 1.2%
Electronic Arts, Inc.	1,538	311,245
Netflix, Inc.(a)	21,050	1,970,491
Walt Disney Co. (The)	9,379	973,071
Warner Bros Discovery, Inc.(a)	13,884	375,562
		3,630,369
FINANCIAL SERVICES - 3.2%
Apollo Global Management, Inc.	1,448	186,387
Berkshire Hathaway, Inc., Class B(a)	9,832	4,656,435
Corpay, Inc.(a)	30	9,194
Fidelity National Information Services, Inc.	2,912	135,495
Mastercard, Inc., Class A	3,743	1,882,430
PayPal Holdings, Inc.	5,053	253,357
Visa, Inc., Class A	9,111	3,005,172
		10,128,470
FOOD PRODUCTS - 0.6%
Archer-Daniels-Midland Co.	2,648	197,382
Bunge Global SA	2,026	257,444
Conagra Brands, Inc.	4,970	71,319
General Mills, Inc.	5,287	186,684
Hormel Foods Corp.	4,023	86,374
J M Smucker Co. (The)	570	55,877
Kraft Heinz Co. (The)	6,176	139,948
McCormick & Co., Inc.	1,409	71,633
Mondelez International, Inc., Class A	8,434	518,185
The Campbell's Co. (The)	2,562	53,264
Tyson Foods, Inc., Class A	1,566	100,334
		1,738,444
	Shares	Value
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,201	$228,166

GROUND TRANSPORTATION - 0.7%
CSX Corp.	12,654	574,871
J.B. Hunt Transport Services, Inc.	154	38,736
Norfolk Southern Corp.	196	61,903
Old Dominion Freight Line, Inc.	547	116,199
Uber Technologies, Inc.(a)	10,484	782,211
Union Pacific Corp.	2,863	771,521
		2,345,441
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Abbott Laboratories	11,040	1,002,321
Baxter International, Inc.	3,423	60,176
Becton, Dickinson and Co.	2,402	357,994
Boston Scientific Corp.(a)	11,065	637,455
Cooper Cos., Inc. (The)(a)	5,727	360,228
Dexcom, Inc.(a)	2,114	125,889
Edwards Lifesciences Corp.(a)	3,140	262,190
IDEXX Laboratories, Inc.(a)	982	550,706
Insulet Corp.(a)	266	45,789
Intuitive Surgical, Inc.(a)	1,898	868,544
Medtronic PLC	8,397	679,905
ResMed, Inc.	770	164,634
Solventum Corp.(a)	789	53,147
STERIS PLC	357	77,426
Stryker Corp.	2,238	705,261
Zimmer Holdings, Inc.	1,772	146,066
		6,097,731
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Cardinal Health, Inc.	2,857	551,058
Cencora, Inc.	2,071	637,889
Centene Corp.(a)	14,848	797,189
Cigna Group (The)	2,539	737,783
CVS Health Corp.	7,202	599,855
DaVita, Inc.(a)	101	15,669
Elevance Health, Inc.	2,163	814,196
Henry Schein, Inc.(a)	1,009	75,261
Humana, Inc.	1,885	445,689
Labcorp Holdings, Inc.	136	34,925
McKesson Corp.	1,013	825,798
Quest Diagnostics, Inc.	1,055	204,881
		5,740,193

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.4%
Airbnb, Inc., Class A(a)	1,944	$272,860
Booking Holdings, Inc.	2,800	471,408
Carnival Corp.	6,190	164,097
Chipotle Mexican Grill, Inc.(a)	6,796	230,996
Domino's Pizza, Inc.	22	7,467
DoorDash, Inc., Class A(a)	1,712	288,729
Expedia Group, Inc.	255	63,334
Hilton Worldwide Holdings, Inc.	1,049	339,950
Marriott International, Inc., Class A	1,012	366,030
McDonald's Corp.	3,496	1,026,391
Norwegian Cruise Line Holdings Ltd.(a)	2,830	51,449
Royal Caribbean Cruises Ltd.	1,421	374,803
Starbucks Corp.	5,093	536,446
Yum! Brands, Inc.	1,563	249,533
		4,443,493
HOUSEHOLD DURABLES - 0.0%
D.R. Horton, Inc.	477	73,391
Garmin Ltd.	127	31,895
		105,286
HOUSEHOLD PRODUCTS - 1.0%
Church & Dwight Co., Inc.	2,673	259,441
Clorox Co. (The)	59	5,690
Colgate-Palmolive Co.	5,190	443,018
Kimberly-Clark Corp.	1,936	190,561
Procter & Gamble Co. (The)	14,279	2,100,298
		2,999,008
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	75,863
Vistra Corp.	1,448	228,552
		304,415
INDUSTRIAL CONGLOMERATES - 0.3%
3M Co.	2,811	411,868
Honeywell International, Inc.	2,640	565,831
		977,699
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	7,147	1,015,017

INSURANCE - 1.8%
Aflac, Inc.	3,137	356,583
Allstate Corp. (The)	1,691	367,387
American International Group, Inc.	3,722	278,406
Aon PLC, Class A	528	164,551
	Shares	Value
Arch Capital Group Ltd.(a)	2,274	$214,802
Arthur J. Gallagher & Co.	1,233	254,491
Brown & Brown, Inc.	1,794	107,909
Chubb Ltd.	2,204	720,708
Cincinnati Financial Corp.	902	147,567
Hartford Insurance Group, Inc. (The)	2,544	348,045
Loews Corp.	880	99,097
Marsh & McLennan Cos., Inc.	3,122	523,591
MetLife, Inc.	7,068	566,147
Principal Financial Group, Inc.	5,210	525,741
Progressive Corp. (The)	3,326	669,457
Prudential Financial, Inc.	1,204	118,124
Travelers Cos., Inc. (The)	618	188,576
W.R. Berkley Corp.	2,158	144,219
		5,795,401
INTERACTIVE MEDIA & SERVICES - 8.6%
Alphabet, Inc., Class A	29,632	11,402,394
Alphabet, Inc., Class C	23,986	9,161,213
Meta Platforms, Inc., Class A	10,772	6,591,494
		27,155,101
IT SERVICES - 1.1%
Accenture PLC, Class A	5,139	918,391
Akamai Technologies, Inc.(a)	4,061	418,202
Cognizant Technology Solutions Corp., Class A	2,667	141,084
EPAM Systems, Inc.(a)	26	2,958
Gartner, Inc.(a)	2,505	371,968
International Business Machines Corp.	6,580	1,519,848
		3,372,451
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	3,397	325,569

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Agilent Technologies, Inc.	5,261	607,908
Danaher Corp.	5,486	981,720
IQVIA Holdings, Inc.(a)	1,560	247,057
Mettler-Toledo International, Inc.(a)	352	449,367
Waters Corp.(a)	1,561	482,708
West Pharmaceutical Services, Inc.	725	215,753
		2,984,513
MACHINERY - 1.8%
Caterpillar, Inc.	2,687	2,391,726
Cummins, Inc.	608	407,974
Deere & Co.	1,233	727,310
Fortive Corp.	2,024	121,015

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Illinois Tool Works, Inc.	997	$257,236
Ingersoll Rand, Inc.	5,301	423,338
Otis Worldwide Corp.	2,409	187,613
PACCAR, Inc.	2,498	296,762
Parker-Hannifin Corp.	662	602,036
Stanley Black & Decker, Inc.	79	6,175
Westinghouse Air Brake Technologies Corp.	441	119,021
Xylem, Inc.	1,037	122,532
		5,662,738
MEDIA - 0.2%
Charter Communications, Inc., Class A(a)	35	5,781
EchoStar Corp., Class A(a)	453	55,783
Fox Corp., Class A	1,088	69,077
Fox Corp., Class B	3,263	186,056
News Corp., Class A	2,690	70,801
News Corp., Class B	1,680	51,206
Omnicom Group, Inc.	3,152	241,822
Paramount Skydance Corp., Class B	3,380	34,611
		715,137
METALS & MINING - 0.4%
Freeport-McMoRan, Inc.	7,958	459,813
Newmont Corp.	5,613	623,548
Nucor Corp.	757	170,545
Steel Dynamics, Inc.	412	94,208
		1,348,114
MULTI-UTILITIES - 0.8%
Ameren Corp.	1,395	158,542
CenterPoint Energy, Inc.	5,180	226,107
CMS Energy Corp.	2,241	171,974
Consolidated Edison, Inc.	3,297	367,583
Dominion Energy, Inc.	4,568	294,636
DTE Energy Co.	799	121,200
NiSource, Inc.	4,370	210,984
Public Service Enterprise Group, Inc.	3,290	268,661
Sempra	3,920	372,870
WEC Energy Group, Inc.	2,365	278,928
		2,471,485
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.0%
BXP, Inc.	1,238	72,374

OIL, GAS & CONSUMABLE FUELS - 3.3%
APA Corp.	1,420	57,837
Chevron Corp.	9,957	1,924,788
	Shares	Value
ConocoPhillips	7,205	$906,245
Coterra Energy, Inc.	4,790	172,009
Devon Energy Corp.	3,180	163,357
Diamondback Energy, Inc.	207	42,565
EOG Resources, Inc.	2,618	368,012
EQT Corp.	1,813	108,925
Exxon Mobil Corp.	23,493	3,625,675
Kinder Morgan, Inc.	18,540	609,410
Marathon Petroleum Corp.	627	155,678
Occidental Petroleum Corp.	3,985	241,411
ONEOK, Inc.	2,812	259,997
Phillips 66	1,885	337,698
Targa Resources Corp.	807	209,884
Texas Pacific Land Corp.	1,039	460,973
Valero Energy Corp.	1,005	253,843
Williams Cos., Inc. (The)	7,696	587,282
		10,485,589
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,003	136,184
Southwest Airlines Co.	3,302	125,212
United Airlines Holdings, Inc.(a)	710	63,900
		325,296
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	47,637
Kenvue, Inc.	10,007	175,423
		223,060
PHARMACEUTICALS - 1.7%
Eli Lilly & Co.	4,483	4,189,812
Zoetis, Inc.	9,330	1,072,670
		5,262,482
PROFESSIONAL SERVICES - 0.3%
Automatic Data Processing, Inc.	3,738	792,232
Broadridge Financial Solutions, Inc.	30	4,619
Paychex, Inc.	522	48,353
		845,204
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	3,767	537,664
CoStar Group, Inc.(a)	1,886	65,274
		602,938
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.2%
AvalonBay Communities, Inc.	2,586	473,238
Equity Residential	2,389	156,193

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Invitation Homes, Inc.	175	$5,035
UDR, Inc.	2,330	84,672
		719,138
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Federal Realty Investment Trust	135	14,972
Kimco Realty Corp.	5,150	121,746
Realty Income Corp.	3,880	249,251
Regency Centers Corp.	1,945	151,418
Simon Property Group, Inc.	1,289	262,582
		799,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.6%
Advanced Micro Devices, Inc.(a)	8,684	3,078,391
Analog Devices, Inc.	2,004	806,129
Applied Materials, Inc.	4,728	1,865,149
Broadcom, Inc.	24,458	10,209,503
First Solar, Inc.(a)	332	67,027
Intel Corp.(a)	27,635	2,610,955
KLA Corp.	547	957,441
Lam Research Corp.	7,730	1,993,258
Micron Technology, Inc.	5,841	3,020,732
Monolithic Power Systems, Inc.	222	358,399
NVIDIA Corp.	125,611	25,068,187
NXP Semiconductors N.V.	2,083	611,548
Qnity Electronics, Inc.	1,038	146,005
QUALCOMM, Inc.	3,673	659,597
Teradyne, Inc.	646	221,882
Texas Instruments, Inc.	3,446	968,602
		52,642,805
SOFTWARE - 8.1%
Adobe, Inc.(a)	3,485	857,659
AppLovin Corp., Class A(a)	1,237	552,135
Autodesk, Inc.(a)	2,463	583,731
Cadence Design Systems, Inc.(a)	2,357	776,844
Crowdstrike Holdings, Inc., Class A(a)	895	398,946
Datadog, Inc., Class A(a)	191	25,248
Fortinet, Inc.(a)	5,168	435,714
Gen Digital, Inc.	4,396	84,799
Intuit, Inc.	2,273	883,060
Microsoft Corp.	37,229	15,181,242
Oracle Corp.	8,365	1,350,027
Palantir Technologies, Inc., Class A(a)	12,155	1,690,882
Palo Alto Networks, Inc.(a)	5,983	1,072,872
Salesforce, Inc.	2,934	517,939
ServiceNow, Inc.(a)	5,608	495,242
	Shares	Value
Synopsys, Inc.(a)	471	$227,305
Trimble, Inc.(a)	6,057	407,757
Workday, Inc., Class A(a)	30	3,672
		25,545,074
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
American Tower Corp.	4,149	758,064
Crown Castle, Inc.	6,017	534,189
Digital Realty Trust, Inc.	3,290	661,093
Equinix, Inc.	787	852,187
Extra Space Storage, Inc.	349	50,022
Iron Mountain, Inc.	1,456	183,442
SBA Communications Corp.	2,020	446,824
Weyerhaeuser Co.	5,852	143,491
		3,629,312
SPECIALTY RETAIL - 1.7%
Best Buy Co., Inc.	6,299	381,027
Carvana Co.(a)	631	249,750
Home Depot, Inc. (The)	6,124	2,013,571
Lowe’s Cos., Inc.	4,185	999,336
TJX Cos., Inc. (The)	6,350	995,362
Tractor Supply Co.	11,447	401,790
Williams-Sonoma, Inc.	2,287	414,427
		5,455,263
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.8%
Apple, Inc.	75,275	20,425,871
Dell Technologies, Inc., Class C	439	91,729
Hewlett Packard Enterprise Co.	24,668	709,698
HP, Inc.	21,785	454,435
NetApp, Inc.	4,139	458,477
Sandisk Corp.(a)	752	824,576
Seagate Technology Holdings PLC	1,132	762,561
Western Digital Corp.	2,494	1,083,693
		24,811,040
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Deckers Outdoor Corp.(a)	3,693	377,425
NIKE, Inc., Class B	5,426	240,697
Ralph Lauren Corp.	28	10,042
Tapestry, Inc.	924	134,017
		762,181
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	6,832	306,962

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
United Rentals, Inc.	117	$112,301
W.W. Grainger, Inc.	501	581,836
		1,001,099
WATER UTILITIES - 0.0%
American Water Works Co., Inc.	601	77,180

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
T-Mobile U.S., Inc.	2,696	527,068

TOTAL COMMON STOCKS (COST $201,251,766)		316,132,756
RIGHTS - 0.0%

CAPITAL MARKETS - 0.0%
TPG, Inc.(a)(b)(c)	2,143	—

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	—

TOTAL RIGHTS (COST $—)		—
	Shares	Value
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(d)	566,469	$566,469
TOTAL MONEY MARKET FUND (COST $566,469)		566,469

TOTAL INVESTMENTS (COST $201,818,235) - 100.0%		316,699,225

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		78
NET ASSETS - 100.0%		$316,699,303

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of year end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of April 30, 2026.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 3.3%
AAR Corp.(a)	1,455	$160,588
AeroVironment, Inc.(a)	1,241	242,020
ATI, Inc.(a)	6,227	968,049
BWX Technologies, Inc.	3,583	775,325
Carpenter Technology Corp.	1,879	804,588
Curtiss-Wright Corp.	1,359	978,752
Hexcel Corp.	3,894	365,530
Kratos Defense & Security Solutions, Inc.(a)	5,510	347,406
Mercury Systems, Inc.(a)	2,243	176,995
Moog, Inc., Class A	1,044	314,568
National Presto Industries, Inc.	48	6,712
VSE Corp.	969	166,358
Woodward, Inc.	2,361	857,019
		6,163,910
AIR FREIGHT & LOGISTICS - 0.2%
Forward Air Corp.(a)	1,308	27,547
GXO Logistics, Inc.(a)	5,534	316,157
Hub Group, Inc., Class A	2,982	130,701
		474,405
AUTOMOBILE COMPONENTS - 1.3%
Adient PLC(a)	4,386	92,325
Autoliv, Inc.	1,082	125,436
BorgWarner, Inc.	12,783	728,248
Dana, Inc.	7,151	260,654
Dauch Corp.(a)	6,850	39,114
Dorman Products, Inc.(a)	184	20,702
Fox Factory Holding Corp.(a)	1,440	25,560
Gentex Corp.	11,098	256,475
Gentherm, Inc.(a)	1,290	38,829
Goodyear Tire & Rubber Co. (The)(a)	39,875	282,315
Lear Corp.	2,933	372,872
Patrick Industries, Inc.	577	53,661
Phinia, Inc.	973	70,202
XPEL, Inc.(a)	665	31,667
		2,398,060
AUTOMOBILES - 0.2%
Harley-Davidson, Inc.	14,805	353,692
Thor Industries, Inc.	527	41,654
		395,346
BANKS - 6.5%
Ameris Bancorp	3,025	257,881
Associated Banc-Corp	7,939	223,562
Atlantic Union Bankshares Corp.	1,684	63,403
Axos Financial, Inc.(a)	2,598	250,551
	Shares	Value
Banc of California, Inc.	7,435	$139,258
BancFirst Corp.	122	13,616
Bancorp, Inc. (The)(a)	2,378	142,276
Bank OZK	4,739	228,230
BankUnited, Inc.	3,511	163,191
Beacon Financial Corp.	5,222	148,984
Capitol Federal Financial, Inc.	6,050	46,464
Cathay General Bancorp	2,917	163,439
Central Pacific Financial Corp.	1,180	39,270
Columbia Banking System, Inc.	15,423	456,521
Commerce Bancshares, Inc.	5,954	309,787
Community Financial System, Inc.	2,134	135,210
Customers Bancorp, Inc.(a)	702	53,541
CVB Financial Corp.	6,829	139,107
Dime Community Bancshares, Inc., Class B	2,282	81,901
Eagle Bancorp, Inc.	1,440	37,224
East West Bancorp, Inc.	3,643	460,730
F.N.B. Corp.	20,435	364,765
FB Financial Corp.	1,861	100,624
First Bancorp	1,870	107,974
First BanCorp (New York Exchange)	8,874	215,461
First Commonwealth Financial Corp.	4,960	91,314
First Financial Bancorp	4,760	144,133
First Financial Bankshares, Inc.	6,259	201,978
First Hawaiian, Inc.	6,020	164,226
First Horizon Corp.	26,847	670,101
Flagstar Bank NA	12,450	173,926
Fulton Financial Corp.	9,939	214,583
Glacier Bancorp, Inc.	5,236	256,826
Hancock Whitney Corp.	3,656	246,817
Hanmi Financial Corp.	1,901	56,859
Heritage Financial Corp.	1,430	39,354
Hilltop Holdings, Inc.	3,183	119,904
Home Bancshares, Inc.	9,688	260,317
Hope Bancorp, Inc.	8,372	104,231
International Bancshares Corp.	2,304	165,289
Lakeland Financial Corp.	575	34,799
National Bank Holdings Corp., Class A	1,800	76,860
NBT Bancorp, Inc.	2,040	89,128
Northwest Bancshares, Inc.	4,090	56,565
OFG Bancorp	2,491	114,486
Old National Bancorp	16,416	393,491
Pathward Financial, Inc.	16	1,389
Pinnacle Financial Partners, Inc.	4,237	419,209
Prosperity Bancshares, Inc.	805	56,068
Provident Financial Services, Inc.	3,730	84,596
Renasant Corp.	2,934	117,037

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
S&T Bancorp, Inc.	1,690	$74,580
Seacoast Banking Corp. of Florida	3,510	110,460
ServisFirst Bancshares, Inc.	2,639	210,117
Simmons First National Corp., Class A	5,852	124,413
Southside Bancshares, Inc.	1,286	42,477
SouthState Corp.	2,103	205,400
Stellar Bancorp, Inc.	3,104	116,586
Texas Capital Bancshares, Inc.(a)	871	87,710
Tompkins Financial Corp.	60	5,056
Triumph Financial, Inc.(a)	214	14,483
TrustCo Bank Corp. NY	800	38,080
Trustmark Corp.	3,420	151,745
United Bankshares, Inc.	6,379	279,464
United Community Banks, Inc.	5,632	187,715
Valley National Bancorp	22,624	307,008
WaFd, Inc.	3,255	115,227
Webster Financial Corp.	7,649	553,482
Western Alliance Bancorp	2,900	236,466
Wintrust Financial Corp.	1,310	197,247
WSFS Financial Corp.	2,639	189,929
Zions Bancorp	6,475	410,644
		12,354,745
BEVERAGES - 0.4%
Celsius Holdings, Inc.(a)	7,482	251,171
Coca-Cola Consolidated, Inc.	2,375	487,041
National Beverage Corp.(a)	1,346	46,060
		784,272
BIOTECHNOLOGY - 2.9%
ADMA Biologics, Inc.(a)	3,794	38,888
Alkermes PLC(a)	6,928	233,543
Arcus Biosciences, Inc.(a)	3,030	77,265
Arrowhead Pharmaceuticals, Inc.(a)	5,688	417,954
BioMarin Pharmaceutical, Inc.(a)	10,392	560,233
Catalyst Pharmaceuticals, Inc.(a)	5,390	151,621
Cytokinetics, Inc.(a)	5,827	372,753
Exelixis, Inc.(a)	14,784	657,297
Krystal Biotech, Inc.(a)	1,259	330,185
Neurocrine Biosciences, Inc.(a)	4,322	569,078
Protagonist Therapeutics, Inc.(a)	2,605	257,817
PTC Therapeutics, Inc.(a)	501	32,595
Roivant Sciences Ltd.(a)	16,728	477,250
Sarepta Therapeutics, Inc.(a)	5,254	109,703
TG Therapeutics, Inc.(a)	4,639	156,705
United Therapeutics Corp.(a)	1,483	847,312
Vericel Corp.(a)	2,286	79,393
	Shares	Value
Vir Biotechnology, Inc.(a)	4,180	$42,699
Xencor, Inc.(a)	3,272	39,035
		5,451,326
BROADLINE RETAIL - 0.4%
Etsy, Inc.(a)	2,571	165,418
Kohl's Corp.	5,090	72,125
Macy's, Inc.	13,125	256,594
Ollie's Bargain Outlet Holdings, Inc.(a)	2,255	195,080
		689,217
BUILDING PRODUCTS - 2.4%
AAON, Inc.	2,697	251,657
Advanced Drainage Systems, Inc.	2,806	418,795
Apogee Enterprises, Inc.	130	4,732
Armstrong World Industries, Inc.	1,896	323,059
AZZ, Inc.	1,273	182,090
Carlisle Cos., Inc.	1,352	480,312
CSW Industrials, Inc.	544	158,413
Fortune Brands Innovations, Inc.	5,544	224,754
Gibraltar Industries, Inc.(a)	536	20,920
Griffon Corp.	1,932	176,140
Hayward Holdings, Inc.(a)	6,637	99,621
Insteel Industries, Inc.	960	25,133
Masterbrand, Inc.(a)	4,058	36,441
Owens Corning	2,014	248,407
Quanex Building Products Corp.	2,025	40,378
Resideo Technologies, Inc.(a)	12,137	502,108
Simpson Manufacturing Co., Inc.	1,757	335,113
Trex Co., Inc.(a)	4,986	195,451
UFP Industries, Inc.	2,197	196,610
Zurn Elkay Water Solutions Corp., Class C	13,541	703,590
		4,623,724
CAPITAL MARKETS - 3.0%
Acadian Asset Management, Inc.	2,520	169,722
Affiliated Managers Group, Inc.	608	179,159
Artisan Partners Asset Management, Inc., Class A	2,578	96,520
BGC Group, Inc., Class A	11,665	130,998
Cohen & Steers, Inc.	1,440	101,218
Donnelley Financial Solutions, Inc.(a)	1,317	66,245
Evercore, Inc., Class A	1,551	498,321
Federated Hermes, Inc.	4,292	249,322
Hamilton Lane, Inc., Class A	1,864	171,469
Houlihan Lokey, Inc.	2,879	445,525
Janus Henderson Group PLC	11,290	582,677
Jefferies Financial Group, Inc.	7,858	378,913

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
MarketAxess Holdings, Inc.	912	$143,357
Morningstar, Inc.	857	144,585
Piper Sandler Cos.	3,336	290,899
PJT Partners, Inc., Class A	808	123,414
SEI Investments Co.	5,255	476,524
StepStone Group, Inc., Class A	2,111	111,672
Stifel Financial Corp.	8,307	654,675
StoneX Group, Inc.(a)	3,442	364,955
Virtu Financial, Inc., Class A	2,849	141,481
WisdomTree, Inc.	6,910	117,470
		5,639,121
CHEMICALS - 1.7%
Ashland, Inc.	2,114	112,592
Avient Corp.	4,516	167,453
Axalta Coating Systems Ltd.(a)	8,594	244,413
Balchem Corp.	1,610	260,208
Cabot Corp.	2,990	230,110
Chemours Co. (The)	7,093	191,156
H.B. Fuller Co.	2,488	150,574
Hawkins, Inc.	1,076	180,176
Ingevity Corp.(a)	1,450	110,476
Koppers Holdings, Inc.	653	26,662
Minerals Technologies, Inc.	591	42,517
NewMarket Corp.	269	181,742
Olin Corp.	5,503	156,726
RPM International, Inc.	6,401	652,198
Scotts Miracle-Gro Co. (The)	1,523	95,492
Sensient Technologies Corp.	1,950	221,598
Solstice Advanced Materials, Inc.	2,032	166,522
Westlake Corp.	539	62,136
		3,252,751
COMMERCIAL SERVICES & SUPPLIES - 2.4%
ABM Industries, Inc.	3,050	124,440
Brady Corp., Class A	2,095	171,413
Brink's Co. (The)	1,517	161,940
Clean Harbors, Inc.(a)	1,724	539,060
Corecivic, Inc.(a)	5,864	119,977
Deluxe Corp.	2,730	85,039
Enviri Corp.(a)	5,250	103,372
Geo Group, Inc. (The)(a)	6,388	118,242
Healthcare Services Group, Inc.(a)	4,472	95,746
HNI Corp.	8,539	312,015
Interface, Inc.	3,860	107,617
Liquidity Services, Inc.(a)	1,830	65,240
MillerKnoll, Inc.	15,758	253,389
	Shares	Value
MSA Safety, Inc.	802	$133,445
OPENLANE, Inc.(a)	5,891	185,213
Pitney Bowes, Inc.	22,585	349,164
RB Global, Inc.	8,857	923,785
Tetra Tech, Inc.	15,895	513,726
UniFirst Corp.	115	29,384
Vestis Corp.(a)	6,657	64,706
		4,456,913
COMMUNICATIONS EQUIPMENT - 0.8%
Calix, Inc.(a)	2,883	125,583
Digi International, Inc.(a)	2,020	113,201
Extreme Networks, Inc.(a)	6,896	152,333
Harmonic, Inc.(a)	5,853	66,900
NetScout Systems, Inc.(a)	3,590	120,983
Viasat, Inc.(a)	3,400	224,094
Viavi Solutions, Inc.(a)	14,010	734,124
		1,537,218
CONSTRUCTION & ENGINEERING - 2.7%
AECOM	6,591	554,303
Arcosa, Inc.	2,319	293,284
Argan, Inc.	446	298,811
Dycom Industries, Inc.(a)	1,412	584,709
Everus Construction Group, Inc.(a)	1,003	147,872
Fluor Corp.(a)	7,771	414,583
Granite Construction, Inc.	2,021	277,019
MasTec, Inc.(a)	2,622	1,033,199
MYR Group, Inc.(a)	533	215,764
Primoris Services Corp.	1,629	295,093
Sterling Infrastructure, Inc.(a)	1,362	702,275
Valmont Industries, Inc.	781	396,779
		5,213,691
CONSTRUCTION MATERIALS - 0.2%
Eagle Materials, Inc.	715	150,229
Knife River Corp.(a)	2,630	243,406
		393,635
CONSUMER FINANCE - 0.8%
Ally Financial, Inc.	13,317	591,142
Bread Financial Holdings, Inc.	645	54,683
Enova International, Inc.(a)	22	3,727
EZCORP, Inc., Class A(a)	3,780	123,908
FirstCash Holdings, Inc.	1,094	238,733
Navient Corp.	5,335	49,295
PRA Group, Inc.(a)	1,930	42,055

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
PROG Holdings, Inc.	1,938	$69,438
SLM Corp.	11,586	267,405
		1,440,386
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Andersons, Inc. (The)	1,604	125,978
BJ's Wholesale Club Holdings, Inc.(a)	7,168	673,003
Chefs' Warehouse, Inc. (The)(a)	1,953	151,553
Maplebear, Inc.(a)	5,080	215,138
PriceSmart, Inc.	1,287	201,956
Sprouts Farmers Market, Inc.(a)	4,536	371,272
United Natural Foods, Inc.(a)	3,380	169,068
US Foods Holding Corp.(a)	14,378	1,344,199
		3,252,167
CONTAINERS & PACKAGING - 0.5%
AptarGroup, Inc.	4,004	495,215
Graphic Packaging Holding Co.	12,278	117,009
Greif, Inc., Class A	150	9,786
Silgan Holdings, Inc.	4,150	168,283
Sonoco Products Co.	4,491	224,370
		1,014,663
DISTRIBUTORS - 0.3%
LKQ Corp.	16,059	507,143

DIVERSIFIED CONSUMER SERVICES - 1.3%
ADT, Inc.	47,746	359,527
Covista, Inc.(a)	1,711	197,141
Duolingo, Inc.(a)	1,416	155,902
Frontdoor, Inc.(a)	6,312	433,192
Grand Canyon Education, Inc.(a)	752	127,141
H&R Block, Inc.	7,149	226,838
Matthews International Corp., Class A	1,816	51,829
Mister Car Wash, Inc.(a)	6,790	48,073
Perdoceo Education Corp.	3,665	124,390
Service Corp. International	7,737	626,929
Strategic Education, Inc.	315	24,696
Stride, Inc.(a)	1,875	182,175
		2,557,833
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.6%
American Assets Trust, Inc.	3,540	73,420
Essential Properties Realty Trust, Inc.	7,880	247,668
Global Net Lease, Inc.	5,720	54,683
WP Carey, Inc.	10,996	801,938
		1,177,709
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Cogent Communications Holdings, Inc.	1,825	$41,336
Iridium Communications, Inc.	5,940	232,076
Lumen Technologies, Inc.(a)	41,956	370,891
Shenandoah Telecommunications Co.	2,630	41,370
Uniti Group, Inc.(a)	17,412	205,984
		891,657
ELECTRIC UTILITIES - 0.9%
IDACORP, Inc.	1,929	284,991
MGE Energy, Inc.	1,608	128,994
OGE Energy Corp.	11,289	550,903
Otter Tail Corp.	1,918	171,162
Portland General Electric Co.	5,100	264,843
TXNM Energy, Inc.	4,370	258,092
		1,658,985
ELECTRICAL EQUIPMENT - 2.0%
Acuity, Inc.	857	248,333
EnerSys	377	80,399
Nextpower, Inc., Class A(a)	5,711	680,351
nVent Electric PLC	7,714	1,102,331
Powell Industries, Inc.	1,167	323,574
Regal Rexnord Corp.	1,918	412,428
Sensata Technologies Holding PLC	12,708	529,161
Sunrun, Inc.(a)	10,629	135,307
Vicor Corp.(a)	706	190,105
		3,701,989
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
Advanced Energy Industries, Inc.	1,154	443,032
Arlo Technologies, Inc.(a)	4,756	66,822
Arrow Electronics, Inc.(a)	2,085	391,625
Avnet, Inc.	6,975	575,507
Badger Meter, Inc.	2,673	323,192
Belden, Inc.	1,549	174,231
Benchmark Electronics, Inc.	6,141	503,869
Cognex Corp.	7,872	436,975
CTS Corp.	1,540	87,934
ePlus, Inc.	702	59,452
Fabrinet(a)	1,236	844,769
Flex Ltd.(a)	9,316	852,880
Insight Enterprises, Inc.(a)	82	5,978
IPG Photonics Corp.(a)	307	36,508
Itron, Inc.(a)	4,031	337,798

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Knowles Corp.(a)	5,710	$178,095
Littelfuse, Inc.	652	263,519
Novanta, Inc.(a)	2,949	381,984
OSI Systems, Inc.(a)	390	111,899
PC Connection, Inc.	292	18,612
Plexus Corp.(a)	1,715	429,745
Sanmina Corp.(a)	1,680	365,938
ScanSource, Inc.(a)	822	33,801
TD SYNNEX Corp.	2,162	493,325
TTM Technologies, Inc.(a)	4,354	688,890
Vishay Intertechnology, Inc.	6,180	179,035
Vontier Corp.	7,269	260,812
		8,546,227
ENERGY EQUIPMENT & SERVICES - 1.7%
Archrock, Inc.	6,683	258,966
Bristow Group, Inc.	1,036	50,899
Cactus, Inc., Class A	3,350	186,662
Core Laboratories, Inc.	2,630	38,529
Helix Energy Solutions Group, Inc.(a)	6,820	70,587
Helmerich & Payne, Inc.	4,210	170,000
Innovex International, Inc.(a)	1,791	49,736
Liberty Energy, Inc.	5,634	190,373
NOV, Inc.	18,964	388,003
Oceaneering International, Inc.(a)	4,963	186,311
Patterson-UTI Energy, Inc.	15,877	194,017
RPC, Inc.	5,720	45,074
TechnipFMC PLC	8,008	605,165
Tidewater, Inc.(a)	2,490	222,432
Valaris Ltd.(a)	3,076	313,690
Weatherford International PLC	3,005	331,602
		3,302,046
ENTERTAINMENT - 0.3%
Cinemark Holdings, Inc.	5,505	162,507
Madison Square Garden Sports Corp.(a)	622	213,010
Warner Music Group Corp., Class A	5,110	144,460
		519,977
FINANCIAL SERVICES - 1.7%
Equitable Holdings, Inc.	13,609	574,300
Essent Group Ltd.	4,932	298,485
Euronet Worldwide, Inc.(a)	1,137	82,296
EVERTEC, Inc.	3,328	98,276
HA Sustainable Infrastructure Capital, Inc.	9,557	400,916
Jackson Financial, Inc., Class A	1,172	135,682
MGIC Investment Corp.	13,981	370,217
NCR Atleos Corp.(a)	3,331	147,830
	Shares	Value
NMI Holdings, Inc.(a)	4,217	$163,240
Payoneer Global, Inc.(a)	11,244	55,995
Radian Group, Inc.	5,324	190,759
Sezzle, Inc.(a)	117	9,313
Shift4 Payments, Inc., Class A(a)	2,624	116,191
Voya Financial, Inc.	4,567	374,311
Walker & Dunlop, Inc.	430	21,650
Western Union Co. (The)	17,868	162,420
WEX, Inc.(a)	666	100,120
		3,302,001
FOOD PRODUCTS - 0.8%
Cal-Maine Foods, Inc.	1,531	118,285
Darling Ingredients, Inc.(a)	7,477	480,248
Flowers Foods, Inc.	10,684	96,797
Fresh Del Monte Produce, Inc.	2,440	102,211
Freshpet, Inc.(a)	1,151	77,554
Ingredion, Inc.	2,132	238,230
Marzetti Co. (The)	145	18,891
Pilgrim's Pride Corp.	2,602	86,126
Post Holdings, Inc.(a)	1,025	107,369
Simply Good Foods Co. (The)(a)	4,622	61,796
Tootsie Roll Industries, Inc.	1,680	70,930
		1,458,437
GAS UTILITIES - 1.0%
MDU Resources Group, Inc.	10,521	237,038
National Fuel Gas Co.	4,106	346,464
New Jersey Resources Corp.	4,887	275,187
Northwest Natural Holding Co.	1,790	94,870
ONE Gas, Inc.	1,910	170,410
Southwest Gas Holdings, Inc.	2,757	259,296
Spire, Inc.	2,090	190,566
UGI Corp.	10,407	375,589
		1,949,420
GROUND TRANSPORTATION - 1.7%
ArcBest Corp.	2,363	301,448
Avis Budget Group, Inc.(a)	575	103,885
Heartland Express, Inc.	2,983	39,913
Hertz Global Holdings, Inc.(a)	7,458	47,433
Knight-Swift Transportation Holdings, Inc.	7,539	489,281
Marten Transport Ltd.	4,069	61,361
RXO, Inc.(a)	5,900	117,823
Ryder System, Inc.	2,263	574,281
Saia, Inc.(a)	834	374,316

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Werner Enterprises, Inc.	3,400	$125,358
XPO, Inc.(a)	4,154	914,420
		3,149,519
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Artivion, Inc.(a)	2,273	81,442
Avanos Medical, Inc.(a)	2,830	69,675
CONMED Corp.	865	31,711
DENTSPLY SIRONA, Inc.	8,153	95,798
Embecta Corp.	3,072	28,109
Enovis Corp.(a)	2,539	59,514
Envista Holdings Corp.(a)	8,891	230,632
Glaukos Corp.(a)	2,734	392,794
Globus Medical, Inc., Class A(a)	5,872	529,537
Haemonetics Corp.(a)	1,725	103,655
ICU Medical, Inc.(a)	164	19,549
Inspire Medical Systems, Inc.(a)	711	39,916
Integer Holdings Corp.(a)	1,792	158,610
Integra LifeSciences Holdings Corp.(a)	3,797	40,020
Lantheus Holdings, Inc.(a)	3,131	264,945
LeMaitre Vascular, Inc.	1,170	128,407
LivaNova PLC(a)	2,579	154,998
Masimo Corp.(a)	1,543	275,317
Merit Medical Systems, Inc.(a)	3,279	223,562
Neogen Corp.(a)	10,598	99,621
Omnicell, Inc.(a)	2,161	89,509
Penumbra, Inc.(a)	1,557	508,329
QuidelOrtho Corp.(a)	2,248	27,650
STAAR Surgical Co.(a)	5,224	137,705
Tandem Diabetes Care, Inc.(a)	3,127	61,055
Teleflex, Inc.	177	21,932
TransMedics Group, Inc.(a)	1,437	144,835
UFP Technologies, Inc.(a)	271	51,932
		4,070,759
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Acadia Healthcare Co., Inc.(a)	4,958	128,387
AdaptHealth Corp.(a)	4,790	62,797
Addus HomeCare Corp.(a)	295	28,583
AMN Healthcare Services, Inc.(a)	1,763	36,089
Concentra Group Holdings Parent, Inc.	4,802	107,901
CorVel Corp.(a)	1,070	61,482
Encompass Health Corp.	5,592	559,200
Ensign Group, Inc. (The)	3,193	596,101
HealthEquity, Inc.(a)	3,521	288,828
Hims & Hers Health, Inc.(a)	8,249	224,125
Molina Healthcare, Inc.(a)	1,796	349,537
	Shares	Value
National HealthCare Corp.	437	$75,728
NeoGenomics, Inc.(a)	6,252	57,893
Option Care Health, Inc.(a)	8,738	177,644
Privia Health Group, Inc.(a)	4,927	122,436
Progyny, Inc.(a)	4,166	77,404
RadNet, Inc.(a)	3,438	194,419
Select Medical Holdings Corp.	5,951	97,656
		3,246,210
HEALTH CARE TECHNOLOGY - 0.1%
Certara, Inc.(a)	5,476	33,568
Doximity, Inc., Class A(a)	5,763	140,848
HealthStream, Inc.	1,710	35,500
Schrodinger, Inc.(a)	2,787	33,332
		243,248
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Apple Hospitality REIT, Inc.	3,788	51,024

HOTELS, RESTAURANTS & LEISURE - 1.6%
Aramark	13,315	608,362
Cava Group, Inc.(a)	3,998	373,453
Choice Hotels International, Inc.	554	54,890
Dutch Bros., Inc., Class A(a)	1,442	82,929
Hilton Grand Vacations, Inc.(a)	4,052	190,323
Hyatt Hotels Corp., Class A	1,854	310,675
Marriott Vacations Worldwide Corp.	47	3,385
Papa John's International, Inc.	1,490	53,923
Planet Fitness, Inc., Class A(a)	3,735	249,013
Pursuit Attractions and Hospitality, Inc.(a)	1,079	45,404
Sabre Corp.(a)	18,980	34,733
Six Flags Entertainment Corp.(a)	4,275	80,285
Travel + Leisure Co.	3,756	242,863
Vail Resorts, Inc.	1,007	128,070
Wendy's Co. (The)	11,410	79,414
Wingstop, Inc.	1,271	208,520
Wyndham Hotels & Resorts, Inc.	4,366	355,305
		3,101,547
HOUSEHOLD DURABLES - 1.8%
Cavco Industries, Inc.(a)	169	85,683
Champion Homes, Inc.(a)	621	47,339
Ethan Allen Interiors, Inc.	1,520	32,437
Green Brick Partners, Inc.(a)	1,527	102,981
Installed Building Products, Inc.	799	230,551
KB Home	4,080	216,199
La-Z-Boy, Inc.	2,426	84,279

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Leggett & Platt, Inc.	7,766	$84,416
Meritage Homes Corp.	1,940	130,640
Newell Brands, Inc.	70,745	288,640
Somnigroup International, Inc.	5,859	444,464
Sonos, Inc.(a)	6,940	102,920
Taylor Morrison Home Corp.(a)	5,181	314,694
Toll Brothers, Inc.	4,260	605,516
TopBuild Corp.(a)	1,046	463,064
Tri Pointe Homes, Inc.(a)	5,103	239,280
		3,473,103
HOUSEHOLD PRODUCTS - 0.1%
Central Garden & Pet Co.(a)	165	6,108
Central Garden & Pet Co., Class A(a)	2,847	95,545
Energizer Holdings, Inc.	3,903	76,421
WD-40 Co.	41	8,609
		186,683
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.6%
Clearway Energy, Inc., Class A	389	15,727
Clearway Energy, Inc., Class C	2,738	110,506
Ormat Technologies, Inc.	2,749	315,860
Talen Energy Corp.(a)	1,865	694,563
		1,136,656
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.0%
EastGroup Properties, Inc.	3,388	681,666
First Industrial Realty Trust, Inc.	6,694	415,095
LXP Industrial Trust	3,183	162,078
Rexford Industrial Realty, Inc.	10,410	373,615
STAG Industrial, Inc.	6,503	250,886
		1,883,340
INSURANCE - 3.3%
American Financial Group, Inc.	2,813	374,889
AMERISAFE, Inc.	926	28,058
Assured Guaranty Ltd.	213	17,445
CNO Financial Group, Inc.	6,207	275,901
Employers Holdings, Inc.	1,234	51,976
Fidelity National Financial, Inc.	12,575	657,672
First American Financial Corp.	4,725	331,364
Genworth Financial, Inc.(a)	26,922	236,644
Goosehead Insurance, Inc., Class A(a)	670	30,009
Hanover Insurance Group, Inc. (The)	1,055	198,013
HCI Group, Inc.	310	47,607
Horace Mann Educators Corp.	2,091	95,015
Kemper Corp.	1,590	53,567
Kinsale Capital Group, Inc.	677	219,084
Lincoln National Corp.	6,562	248,109
	Shares	Value
Mercury General Corp.	1,329	$129,325
Old Republic International Corp.	13,685	546,716
Palomar Holdings, Inc.(a)	1,262	151,920
Primerica, Inc.	951	267,488
ProAssurance Corp.(a)	3,130	77,311
Reinsurance Group of America, Inc.	1,107	234,086
RenaissanceRe Holdings Ltd.	1,061	325,695
RLI Corp.	5,854	303,062
Ryan Specialty Holdings, Inc.	5,414	188,245
Selective Insurance Group, Inc.	2,698	226,497
SiriusPoint Ltd.(a)	6,324	148,045
Stewart Information Services Corp.	775	54,242
Trupanion, Inc.(a)	1,576	37,808
United Fire Group, Inc.	1,440	58,061
Unum Group	6,895	554,220
		6,168,074
INTERACTIVE MEDIA & SERVICES - 0.5%
Cargurus, Inc.(a)	4,013	146,314
IAC, Inc.(a)	3,081	137,289
QuinStreet, Inc.(a)	2,979	38,012
Shutterstock, Inc.	1,308	21,150
TripAdvisor, Inc.(a)	5,943	66,146
Yelp, Inc.(a)	3,325	91,770
Ziff Davis, Inc.(a)	5,797	265,271
ZoomInfo Technologies, Inc.(a)	15,048	94,050
		860,002
IT SERVICES - 0.9%
DigitalOcean Holdings, Inc.(a)	2,505	241,557
DXC Technology Co.(a)	7,713	87,311
Everforth, Inc.(a)	739	15,593
Kyndryl Holdings, Inc.(a)	10,788	149,090
Okta, Inc.(a)	6,309	464,658
Twilio, Inc., Class A(a)	5,332	789,456
		1,747,665
LEISURE PRODUCTS - 0.6%
Brunswick Corp.	320	25,424
Callaway Golf Co.(a)	34,895	533,894
Mattel, Inc.(a)	17,908	270,053
Polaris, Inc.	68	4,506
YETI Holdings, Inc.(a)	8,318	328,228
		1,162,105
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Avantor, Inc.(a)	30,088	243,713
Azenta, Inc.(a)	2,635	64,742
BioLife Solutions, Inc.(a)	1,960	41,317

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Bio-Rad Laboratories, Inc., Class A(a)	485	$135,858
Bruker Corp.	4,935	181,164
Cytek Biosciences, Inc.(a)	3,965	18,080
Fortrea Holdings, Inc.(a)	4,120	47,380
Illumina, Inc.(a)	5,444	689,973
Medpace Holdings, Inc.(a)	746	312,320
Repligen Corp.(a)	1,959	231,769
		1,966,316
MACHINERY - 5.2%
AGCO Corp.	1,099	133,001
Astec Industries, Inc.	495	32,185
Chart Industries, Inc.(a)	1,592	330,977
CNH Industrial N.V.	66,155	708,520
Crane Co.	2,307	410,023
Donaldson Co., Inc.	5,434	479,116
Enerpac Tool Group Corp.	2,818	98,912
Enpro, Inc.	467	136,154
Esab Corp.	2,658	261,202
ESCO Technologies, Inc.	894	289,611
Federal Signal Corp.	2,879	354,491
Flowserve Corp.	6,196	456,273
Franklin Electric Co., Inc.	1,851	185,452
Gates Industrial Corp. PLC(a)	1,479	37,877
Graco, Inc.	7,682	616,634
ITT, Inc.	3,579	767,123
JBT Marel Corp.	1,428	168,647
Kadant, Inc.	343	100,544
Kennametal, Inc.	3,900	150,969
Lincoln Electric Holdings, Inc.	1,900	503,500
Lindsay Corp.	31	3,471
Middleby Corp. (The)(a)	194	27,230
Mueller Industries, Inc.	5,305	718,456
Oshkosh Corp.	1,345	210,223
Proto Labs, Inc.(a)	977	63,319
RBC Bearings, Inc.(a)	1,252	750,061
SPX Technologies, Inc.(a)	2,220	485,980
Standex International Corp.	225	61,425
Terex Corp.	3,021	187,906
Timken Co. (The)	2,493	276,449
Toro Co. (The)	4,570	434,927
Trinity Industries, Inc.	3,984	129,918
Watts Water Technologies, Inc., Class A	572	171,691
Worthington Enterprises, Inc.	1,610	87,375
		9,829,642
	Shares	Value
MARINE TRANSPORTATION - 0.2%
Kirby Corp.(a)	1,665	$250,649
Matson, Inc.	486	84,773
		335,422
MEDIA - 0.6%
Cable One, Inc.(a)	2,257	206,493
DoubleVerify Holdings, Inc.(a)	7,169	79,002
John Wiley & Sons, Inc., Class A	1,289	52,759
New York Times Co. (The), Class A	7,728	610,744
Nexstar Media Group, Inc.	759	157,978
		1,106,976
METALS & MINING - 2.1%
Alcoa Corp.	10,874	693,652
Alpha Metallurgical Resources, Inc.(a)	192	35,798
Century Aluminum Co.(a)	3,330	197,935
Cleveland-Cliffs, Inc.(a)	22,988	234,478
Commercial Metals Co.	5,259	362,661
Hecla Mining Co.	8,996	162,108
Kaiser Aluminum Corp.	41	6,988
Materion Corp.	619	113,778
Metallus, Inc.(a)	2,495	48,004
MP Materials Corp.(a)	5,492	362,692
Reliance, Inc.	1,494	541,575
Royal Gold, Inc.	4,267	995,833
Warrior Met Coal, Inc.	2,532	227,500
Worthington Steel, Inc.	1,610	61,872
		4,044,874
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.6%
Adamas Trust, Inc.	5,642	50,665
Annaly Capital Management, Inc.	24,528	561,691
Apollo Commercial Real Estate Finance, Inc.	9,200	100,648
Arbor Realty Trust, Inc.	4,855	38,355
ARMOUR Residential REIT, Inc.	716	12,559
Blackstone Mortgage Trust, Inc., Class A	4,060	77,099
Ellington Financial, Inc.	2,800	37,100
Franklin BSP Realty Trust, Inc.	3,716	33,816
Pennymac Mortgage Investment Trust	5,780	70,400
Redwood Trust, Inc.	7,420	41,255
Starwood Property Trust, Inc.	6,902	126,721
Two Harbors Investment Corp.	4,867	56,311
		1,206,620

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	$163,989
Black Hills Corp.	2,989	225,042
Northwestern Energy Group, Inc.	2,762	199,803
		588,834
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.6%
COPT Defense Properties	6,968	217,750
Cousins Properties, Inc.	2,430	62,232
Douglas Emmett, Inc.	10,483	113,321
Easterly Government Properties, Inc.	2,016	47,195
Highwoods Properties, Inc.	5,737	139,467
JBG Smith Properties	5,783	86,745
Kilroy Realty Corp.	5,332	177,342
SL Green Realty Corp.	1,092	46,312
Vornado Realty Trust	7,725	230,900
		1,121,264
OIL, GAS & CONSUMABLE FUELS - 3.7%
Antero Midstream Corp.	17,502	382,594
Antero Resources Corp.(a)	13,824	542,730
California Resources Corp.	3,056	208,603
Chord Energy Corp.	3,020	439,712
CNX Resources Corp.(a)	7,616	296,338
Comstock Resources, Inc.(a)	5,170	90,061
Core Natural Resources, Inc.	1,908	171,224
Crescent Energy Co., Class A	1,900	25,555
CVR Energy, Inc.(a)	1,679	55,642
Dorian LPG Ltd.	1,830	70,546
DT Midstream, Inc.	4,009	593,292
HF Sinclair Corp.	6,896	463,480
Magnolia Oil & Gas Corp., Class A	4,800	145,152
Matador Resources Co.	5,870	372,393
Murphy Oil Corp.	7,254	302,927
Northern Oil & Gas, Inc.	3,706	100,655
Ovintiv, Inc.	11,536	710,041
Par Pacific Holdings, Inc.(a)	2,874	188,736
PBF Energy, Inc., Class A	4,947	214,502
Peabody Energy Corp.	5,250	139,965
Permian Resources Corp., Class A	20,963	453,220
Range Resources Corp.	11,315	492,202
REX American Resources Corp.(a)	1,660	80,510
SM Energy Co.	5,596	173,644
Talos Energy, Inc.(a)	4,529	72,102
Viper Energy, Inc., Class A	929	45,874
World Kinect Corp.	3,267	88,111
		6,919,811
	Shares	Value
PAPER & FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corp.	3,143	$226,893
Sylvamo Corp.	1,659	70,889
		297,782
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.(a)	5,615	219,603
JetBlue Airways Corp.(a)	20,350	94,729
SkyWest, Inc.(a)	1,884	154,714
Sun Country Airlines Holdings, Inc.(a)	2,350	37,130
		506,176
PERSONAL CARE PRODUCTS - 0.2%
BellRing Brands, Inc.(a)	6,423	114,329
Coty, Inc., Class A(a)	19,814	48,742
Edgewell Personal Care Co.	2,672	60,254
elf Beauty, Inc.(a)	2,314	148,027
Interparfums, Inc.	433	39,498
		410,850
PHARMACEUTICALS - 1.2%
Amphastar Pharmaceuticals, Inc.(a)	2,141	47,016
Collegium Pharmaceutical, Inc.(a)	1,804	60,849
Elanco Animal Health, Inc.(a)	26,933	602,491
Harmony Biosciences Holdings, Inc.(a)	1,869	58,425
Innoviva, Inc.(a)	4,480	102,995
Jazz Pharmaceuticals PLC(a)	2,512	509,986
Ligand Pharmaceuticals, Inc.(a)	980	224,861
Organon & Co.	10,378	137,509
Pacira BioSciences, Inc.(a)	2,555	65,127
Perrigo Co. PLC	6,447	76,332
Phibro Animal Health Corp., Class A	1,400	74,452
Prestige Consumer Healthcare, Inc.(a)	2,455	138,266
Supernus Pharmaceuticals, Inc.(a)	2,842	136,416
		2,234,725
PROFESSIONAL SERVICES - 1.6%
Booz Allen Hamilton Holding Corp.	979	76,137
CACI International, Inc., Class A(a)	539	280,032
Concentrix Corp.	541	12,887
CSG Systems International, Inc.	692	55,644
ExlService Holdings, Inc.(a)	14,106	449,699
Exponent, Inc.	2,707	181,071
FTI Consulting, Inc.(a)	219	39,267
Genpact Ltd.	11,979	416,270
KBR, Inc.	10,401	389,934
Korn Ferry	2,409	160,054
ManpowerGroup, Inc.	141	4,268
Maximus, Inc.	2,274	149,220
Paycom Software, Inc.	675	85,563

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Paylocity Holding Corp.(a)	1,203	$126,904
Robert Half, Inc.	11,751	312,694
Science Applications International Corp.	455	44,030
TransUnion	3,416	242,536
Verra Mobility Corp.(a)	6,277	93,088
		3,119,298
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Cushman & Wakefield Ltd.(a)	30,764	431,927
eXp World Holdings, Inc.	4,815	29,949
Jones Lang LaSalle, Inc.(a)	2,323	739,016
Kennedy-Wilson Holdings, Inc.	1,256	13,690
Marcus & Millichap, Inc.	1,616	44,909
St Joe Co. (The)	2,104	135,855
		1,395,346
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Homes 4 Rent, Class A	14,762	470,022
Equity LifeStyle Properties, Inc.	10,071	637,393
Independence Realty Trust, Inc.	12,600	205,506
NexPoint Residential Trust, Inc.	1,476	42,642
Veris Residential, Inc.	4,646	88,135
		1,443,698
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.5%
Acadia Realty Trust	5,897	127,493
Agree Realty Corp.	6,056	466,978
Brixmor Property Group, Inc.	17,367	522,573
Getty Realty Corp.	2,470	81,806
Kite Realty Group Trust	12,405	324,515
Macerich Co. (The)	11,856	257,631
NNN REIT, Inc.	9,364	410,049
Phillips Edison & Co., Inc.	4,066	163,311
Saul Centers, Inc.	865	29,782
Tanger, Inc.	5,720	212,098
Urban Edge Properties	6,590	144,453
Whitestone REIT	1,040	19,698
		2,760,387
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
ACM Research, Inc., Class A(a)	266	13,750
Allegro MicroSystems, Inc.(a)	3,598	174,503
Alpha & Omega Semiconductor Ltd.(a)	1,300	56,459
Amkor Technology, Inc.	4,859	338,915
Axcelis Technologies, Inc.(a)	1,532	213,116
Cirrus Logic, Inc.(a)	1,872	305,286
Cohu, Inc.(a)	2,700	127,845
	Shares	Value
Diodes, Inc.(a)	1,913	$204,978
Enphase Energy, Inc.(a)	1,155	38,069
Entegris, Inc.	5,048	713,686
FormFactor, Inc.(a)	3,232	439,326
Ichor Holdings Ltd.(a)	1,667	109,972
Impinj, Inc.(a)	992	143,761
Kulicke & Soffa Industries, Inc.	2,771	236,920
Lattice Semiconductor Corp.(a)	5,913	723,042
MACOM Technology Solutions Holdings, Inc.(a)	2,471	695,858
MaxLinear, Inc.(a)	3,734	264,180
MKS, Inc.	2,256	640,140
Onto Innovation, Inc.(a)	1,812	534,649
PDF Solutions, Inc.(a)	1,850	79,272
Photronics, Inc.(a)	3,154	156,060
Power Integrations, Inc.	2,417	175,740
Qorvo, Inc.(a)	2,006	189,005
Rambus, Inc.(a)	4,434	510,398
Semtech Corp.(a)	2,918	306,536
Silicon Laboratories, Inc.(a)	641	139,546
SiTime Corp.(a)	751	422,175
SolarEdge Technologies, Inc.(a)	4,053	173,712
Synaptics, Inc.(a)	1,039	97,240
Ultra Clean Holdings, Inc.(a)	2,260	176,619
Universal Display Corp.	1,442	125,584
Veeco Instruments, Inc.(a)	2,824	140,776
		8,667,118
SOFTWARE - 3.4%
A10 Networks, Inc.	3,800	101,384
ACI Worldwide, Inc.(a)	8,347	360,757
Adeia, Inc.	6,255	199,222
Alarm.com Holdings, Inc.(a)	2,428	107,827
Appfolio, Inc., Class A(a)	482	80,537
Bentley Systems, Inc., Class B	11,632	379,436
BILL Holdings, Inc.(a)	3,252	123,576
Blackbaud, Inc.(a)	1,975	73,411
BlackLine, Inc.(a)	2,414	75,438
Box, Inc., Class A(a)	6,011	145,466
Cleanspark, Inc.(a)	1,035	12,969
Clear Secure, Inc., Class A	166	8,863
Commvault Systems, Inc.(a)	3,476	343,707
DocuSign, Inc.(a)	12,146	558,595
Dolby Laboratories, Inc., Class A	3,301	211,726
Dropbox, Inc., Class A(a)	11,416	277,295
Dynatrace, Inc.(a)	18,203	659,131
Guidewire Software, Inc.(a)	3,243	448,799
InterDigital, Inc.	1,477	438,019

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
LiveRamp Holdings, Inc.(a)	3,270	$95,582
Manhattan Associates, Inc.(a)	2,302	317,423
MARA Holdings, Inc.(a)	12,895	154,611
N-able, Inc.(a)	4,301	22,279
NCR Voyix Corp.(a)	7,319	50,428
Nutanix, Inc., Class A(a)	9,023	368,950
Pegasystems, Inc.	813	29,715
Progress Software Corp.(a)	2,297	63,971
Qualys, Inc.(a)	1,099	95,536
Sprinklr, Inc., Class A(a)	3,770	18,548
SPS Commerce, Inc.(a)	870	48,824
Teradata Corp.(a)	4,697	123,766
UiPath, Inc., Class A(a)	36,967	380,760
		6,376,551
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
CubeSmart	10,861	439,653
EPR Properties	3,217	179,541
Four Corners Property Trust, Inc.	5,596	143,090
Lamar Advertising Co., Class A	2,812	387,606
National Storage Affiliates Trust	3,900	165,984
Outfront Media, Inc.	8,533	263,243
Rayonier, Inc.	19,648	416,734
Safehold, Inc.	2,623	42,020
		2,037,871
SPECIALTY RETAIL - 3.6%
Abercrombie & Fitch Co., Class A(a)	2,026	172,919
Academy Sports & Outdoors, Inc.	6,433	352,786
Advance Auto Parts, Inc.	5,803	345,337
American Eagle Outfitters, Inc.	9,494	165,385
AutoNation, Inc.(a)	774	164,382
Bath & Body Works, Inc.	22,612	439,577
Boot Barn Holdings, Inc.(a)	724	124,130
Buckle, Inc. (The)	1,441	80,134
Burlington Stores, Inc.(a)	1,763	564,178
CarMax, Inc.(a)	10,849	426,474
Chewy, Inc., Class A(a)	5,869	149,190
Dick's Sporting Goods, Inc.	1,261	286,146
Five Below, Inc.(a)	1,534	361,502
Floor & Decor Holdings, Inc.(a)	3,885	188,034
GameStop Corp., Class A(a)	15,466	385,877
Gap, Inc. (The)	16,837	414,022
Group 1 Automotive, Inc.	963	343,666
Lithia Motors, Inc.	1,493	433,149
MarineMax, Inc.(a)	173	4,972
Monro, Inc.	835	14,663
	Shares	Value
National Vision Holdings, Inc.(a)	11,542	$268,005
Sally Beauty Holdings, Inc.(a)	6,182	87,661
Signet Jewelers Ltd.	3,808	339,026
Upbound Group, Inc.	2,355	46,535
Urban Outfitters, Inc.(a)	1,946	136,882
Valvoline, Inc.(a)	12,776	424,546
Victoria's Secret & Co.(a)	3,394	175,911
		6,895,089
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Corsair Gaming, Inc.(a)	2,360	16,024
Everpure, Inc., Class A(a)	12,869	919,490
		935,514
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
Capri Holdings Ltd.(a)	5,083	99,169
Carter's, Inc.	6,918	249,878
Crocs, Inc.(a)	458	46,707
G-III Apparel Group Ltd.	1,549	48,313
Kontoor Brands, Inc.	1,319	96,762
Steven Madden Ltd.	3,687	138,484
Under Armour, Inc., Class A(a)	13,750	86,488
Under Armour, Inc., Class C(a)	6,490	39,394
VF Corp.	30,149	570,721
Wolverine World Wide, Inc.	4,373	74,428
		1,450,344
TRADING COMPANIES & DISTRIBUTORS - 1.5%
Applied Industrial Technologies, Inc.	1,228	375,461
Boise Cascade Co.	498	39,477
Core & Main, Inc., Class A(a)	8,378	422,000
DNOW, Inc.(a)	5,170	69,743
DXP Enterprises, Inc.(a)	569	97,157
GATX Corp.	1,020	199,838
MSC Industrial Direct Co., Inc., Class A	1,921	196,461
Rush Enterprises, Inc., Class A	2,267	167,826
Watsco, Inc.	1,218	533,289
WESCO International, Inc.	2,241	782,378
		2,883,630
WATER UTILITIES - 0.5%
American States Water Co.	2,280	171,661
California Water Service Group	2,900	122,496
Essential Utilities, Inc.	12,921	493,582

See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — April 30, 2026

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
H2O America	1,328	$74,621
Middlesex Water Co.	85	4,325
		866,685
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	16,219
Telephone and Data Systems, Inc.	4,938	222,506
		238,725
TOTAL COMMON STOCKS (COST $156,991,366)		189,228,457
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	367	—
Omniab, Inc. (NASDAQ Exchange)(a)(b)(c)	367	—
		—
FOOD PRODUCTS - 0.0%
Treehouse Foods, Inc.(a)(b)(c)	2,648	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.52%(d)	67,170	67,170
TOTAL MONEY MARKET FUND (COST $67,170)		67,170

	Shares	Value
TOTAL INVESTMENTS (COST $157,058,536) - 99.9%		$189,295,627

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		151,646
NET ASSETS - 100.0%		$189,447,273

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of year end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of April 30, 2026.

N.V. — Naamloze Vennootschap
NASDAQ — National Association of Securities Dealers Automated Quotation
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2026

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $122,038,073, $89,327,987 and $363,582,638, respectively)	$128,730,012	$100,696,457	$474,892,009
Cash	101,092	3,799	2,948
Cash held at broker for short positions collateral	—	101,884,570	—
Interest and dividend receivable	73,901	313,917	1,284,530
Receivable for investments sold	—	3,910,362	—
Receivable for fund shares issued	264,176	35,784	265,908
Reclaims receivable	—	378	153,196
Prepaid expenses and other assets	6,232	7,374	10,132
Total assets	129,175,413	206,852,641	476,608,723
Liabilities:
Payable for investments purchased	—	1,101,272	—
Payable for fund shares redeemed	28,624	57,342	66,125
Short positions at fair value (proceeds $0, $100,084,140 and $0, respectively)	—	99,450,638	—
Written options at fair value (premiums received $2,227,584, $0 and $0, respectively)	7,422,509	—	—
Accrued expenses and other payables:
Investment advisory fees	18,859	84,491	237,286
Chief compliance officer fees	—	—	1,560
Administration fees	7,191	6,337	28,474
Distribution fees - Class A	1,658	519	5,080
Distribution fees - Class C	2,846	—	1,267
Sub-accounting fees - Class A	360	107	1,894
Sub-accounting fees - Class C	342	—	194
Sub-accounting fees - Institutional Class	7,917	9,414	29,924
Fund accounting and sub-administration fees	17,000	16,333	43,671
Transfer agent fees	5,168	2,625	6,484
Custodian fees	9,102	10,918	11,827
Directors fees	97	88	380
Printing fees	1,634	1,797	6,880
Professional fees	3,151	2,052	8,937
Other expenses	4,233	26,140	12,161
Total liabilities	7,530,691	100,770,073	462,144
Commitments and contingent liabilities (Note 4)
Net Assets	$121,644,722	$106,082,568	$476,146,579
Net assets consist of:
Capital (par value and paid-in surplus)	$120,176,982	$104,176,840	$342,597,943
Distributable earnings	1,467,740	1,905,728	133,548,636
Net Assets	$121,644,722	$106,082,568	$476,146,579
Class A
Net Assets	$8,232,771	$2,274,646	$24,189,469
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	1,031,026	81,640	611,683
Net asset value, offering and redemption price per share	7.99	27.86	39.55
Maximum offering price per share (maximum 5.75% sales charge)	8.48	29.56	41.96
Class C(a)
Net Assets	$2,250,341	—	$1,173,469
Shares authorized	15,000,000	—	15,000,000
Shares issued and outstanding ($0.001 par value)	288,205	—	28,035
Net asset value, offering and redemption price per share	7.81	—	41.86
Class R6
Net Assets	$2,380,633	—	$18,041,876
Shares authorized	16,000,000	—	16,000,000
Shares issued and outstanding ($0.001 par value)	299,695	—	494,851
Net asset value, offering and redemption price per share	7.94	—	36.46
Institutional Class
Net Assets	$108,780,977	$103,807,922	$432,741,765
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	13,347,785	3,717,327	10,901,806
Net asset value, offering and redemption price per share	8.15	27.93	39.69
Amounts denoted as ‘‘—’’ are less than $0.50.

(a)	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on shares redeemed within twelve months of purchase for Class C shares.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2026

	Steward Large Cap Core Fund	Steward Large Cap Growth Fund	Steward Large Cap Value Fund
Assets:
Investments, at value (cost $167,287,379, $203,051,338 and $117,860,585, respectively)	$200,425,495	$247,168,648	$136,839,552
Cash	40	22	13
Interest and dividend receivable	112,142	31,188	135,679
Receivable for investments sold	—	846,554	544,548
Receivable for fund shares issued	117,925	172,462	67,655
Reclaims receivable	787	—	3,838
Receivable from Adviser	—	—	18,326
Prepaid expenses and other assets	5,639	5,659	5,433
Total assets	200,662,028	248,224,533	137,615,044
Liabilities:
Payable for investments purchased	19,644	473,574	293,616
Payable for fund shares redeemed	57,252	5,071	203,833
Accrued expenses and other payables:
Investment advisory fees	24,323	5,684	—
Chief compliance officer fees	22	328	—
Administration fees	11,482	14,612	8,135
Distribution fees - Class A	1,015	713	509
Sub-accounting fees - Class A	332	446	216
Sub-accounting fees - Institutional Class	9,554	10,869	6,940
Fund accounting and sub-administration fees	19,542	24,250	16,333
Transfer agent fees	4,175	3,129	2,725
Custodian fees	4,778	5,467	3,344
Directors fees	152	196	109
Printing fees	2,655	3,685	2,224
Professional fees	4,340	5,097	3,477
Other expenses	6,556	10,593	9,494
Total liabilities	165,822	563,714	550,955
Commitments and contingent liabilities (Note 4)
Net Assets	$200,496,206	$247,660,819	$137,064,089
Net assets consist of:
Capital (par value and paid-in surplus)	$155,561,766	$200,843,423	$112,804,784
Distributable earnings	44,934,440	46,817,396	24,259,305
Net Assets	$200,496,206	$247,660,819	$137,064,089
Class A
Net Assets	$4,764,605	$3,634,635	$2,015,852
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	141,152	112,352	62,834
Net asset value, offering and redemption price per share	33.76	32.35	32.08
Maximum offering price per share (maximum 5.75% sales charge)	35.82	34.32	34.04
Class R6
Net Assets	$22,634,290	—	—
Shares authorized	16,000,000	—	—
Shares issued and outstanding ($0.001 par value)	680,306	—	—
Net asset value, offering and redemption price per share	33.27	—	—
Institutional Class
Net Assets	$173,097,311	$244,026,184	$135,048,237
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	5,113,342	7,498,846	4,193,999
Net asset value, offering and redemption price per share	33.85	32.54	32.20
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2026

	Steward Select Bond Fund	Steward Values Enhanced International Fund
Assets:
Investments, at value (cost $227,439,296 and $254,432,592, respectively)	$219,582,345	$300,779,935
Cash	16	—
Interest and dividend receivable	2,092,023	1,178,811
Receivable for investments sold	—	1,067,009
Receivable for fund shares issued	17,116	263,560
Reclaims receivable	—	313,982
Prepaid expenses and other assets	6,172	7,413
Total assets	221,697,672	303,610,710
Liabilities:
Due to custodian	—	923
Payable for investments purchased	—	1,272,960
Payable for fund shares redeemed	35,653	189,115
Accrued expenses and other payables:
Investment advisory fees	55,507	89,658
Chief compliance officer fees	138	1,074
Administration fees	13,216	18,423
Distribution fees - Class A	624	913
Sub-accounting fees - Class A	194	422
Sub-accounting fees - Institutional Class	9,978	20,007
Fund accounting and sub-administration fees	20,060	28,145
Transfer agent fees	3,055	4,753
Custodian fees	4,824	6,051
Directors fees	180	277
Printing fees	3,350	4,928
Professional fees	4,217	7,658
Other expenses	7,489	16,749
Total liabilities	158,485	1,662,056
Commitments and contingent liabilities (Note 4)
Net Assets	$221,539,187	$301,948,654
Net assets consist of:
Capital (par value and paid-in surplus)	$234,906,325	$240,898,815
Distributable earnings/(accumulated deficit)	(13,367,138)	61,049,839
Net Assets	$221,539,187	$301,948,654
Class A
Net Assets	$2,665,004	$4,487,049
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	117,573	158,007
Net asset value, offering and redemption price per share	22.67	28.40
Maximum offering price per share (maximum 3.75% and 5.75% sales charge, respectively)	23.55	30.13
Class R6
Net Assets	—	$37,353,494
Shares authorized	—	16,000,000
Shares issued and outstanding ($0.001 par value)	—	1,715,661
Net asset value, offering and redemption price per share	—	21.77
Institutional Class
Net Assets	$218,874,183	$260,108,111
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	9,706,586	9,199,066
Net asset value, offering and redemption price per share	22.55	28.28
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2026

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Assets:
Investments, at value (cost $201,818,235 and $157,058,536, respectively)	$316,699,225	$189,295,627
Cash	115	438
Interest and dividend receivable	140,595	36,158
Receivable for investments sold	—	310,260
Receivable for fund shares issued	57,632	79,447
Reclaims receivable	1,939	—
Prepaid expenses and other assets	7,655	5,888
Total assets	316,907,161	189,727,818
Liabilities:
Payable for investments purchased	—	95,870
Payable for fund shares redeemed	54,948	70,849
Accrued expenses and other payables:
Investment advisory fees	53,822	32,915
Chief compliance officer fees	727	45
Administration fees	18,775	11,482
Distribution fees - Class A	3,590	11,636
Sub-accounting fees - Class A	1,499	1,542
Sub-accounting fees - Institutional Class	13,085	10,769
Fund accounting and sub-administration fees	30,594	19,293
Transfer agent fees	4,658	4,197
Custodian fees	8,074	6,985
Directors fees	256	157
Printing fees	4,572	2,750
Professional fees	6,023	4,349
Other expenses	7,235	7,706
Total liabilities	207,858	280,545
Commitments and contingent liabilities (Note 4)
Net Assets	$316,699,303	$189,447,273
Net assets consist of:
Capital (par value and paid-in surplus)	$196,671,922	$151,103,200
Distributable earnings	120,027,381	38,344,073
Net Assets	$316,699,303	$189,447,273
Class A
Net Assets	$16,718,538	$37,290,004
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	409,747	2,762,013
Net asset value, offering and redemption price per share	40.80	13.50
Maximum offering price per share (maximum 5.75% sales charge)	43.29	14.32
Class R6
Net Assets	$21,117,408	$4,268,451
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	668,267	358,869
Net asset value, offering and redemption price per share	31.60	11.89
Institutional Class
Net Assets	$278,863,357	$147,888,818
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	6,867,063	10,579,541
Net asset value, offering and redemption price per share	40.61	13.98
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2026

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Investment Income:
Dividends (net of foreign witholding tax of $0, $13,833 and $873,289, respectively)	$1,470,984	$1,788,080	$13,524,492
Rebates on short sales, net of fees	—	3,688,005	—
Total investment income	1,470,984	5,476,085	13,524,492
Expenses:
Investment advisory fees	664,727	1,077,611	2,768,519
Dividends on securities sold short	—	1,074,268	—
Administration fees	79,767	80,821	332,223
Distribution fees - Class A	19,859	9,280	56,796
Distribution fees - Class C	20,461	—	11,285
Sub-accounting fees - Class A	4,281	2,810	25,829
Sub-accounting fees - Class C	2,744	—	1,143
Sub-accounting fees - Institutional Class	112,097	125,788	458,913
Fund accounting and sub-administration fees	90,667	87,167	251,470
Transfer agent fees	29,143	16,598	33,143
Custodian fees	48,680	35,782	69,773
Registration fees	64,329	51,833	79,054
Directors fees	20,625	21,967	68,658
Professional fees	29,261	26,915	106,071
Printing fees	10,100	13,403	31,187
Chief compliance officer fees	10,881	11,061	38,617
Principal financial officer fees	10,420	10,464	30,617
Other	35,174	36,451	55,858
Total expenses	1,253,216	2,682,219	4,419,156
Fees waived by the Adviser	(149,333)	—	—
Net expenses	1,103,883	2,682,219	4,419,156
Net investment income	367,101	2,793,866	9,105,336
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	1,159,790	12,692,308	31,614,067
Net realized loss on investment securities sold short	—	(16,668,453)	—
Net realized gains on options transactions	9,451,527	—	—
Change in unrealized appreciation on investment transactions	10,320,700	8,582,114	59,307,551
Change in unrealized depreciation on investment securities sold short	—	(6,478,572)	—
Change in unrealized depreciation on options transactions	(3,815,316)	—	—
Net realized and unrealized gains/(losses) from investment transactions	17,116,701	(1,872,603)	90,921,618
Change in net assets resulting from operations	$17,483,802	$921,263	$100,026,954
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2026

	Steward Large Cap Core Fund	Steward Large Cap Growth Fund	Steward Large Cap Value Fund
Investment Income:
Dividends (net of foreign witholding tax of $27,788, $0 and $15,543, respectively)	$2,146,497	$1,294,317	$2,046,273
Total investment income	2,146,497	1,294,317	2,046,273
Expenses:
Investment advisory fees	880,072	1,089,213	539,858
Administration fees	132,011	163,383	80,979
Distribution fees - Class A	9,601	7,074	3,758
Sub-accounting fees - Class A	4,106	3,498	1,867
Sub-accounting fees - Institutional Class	169,704	225,032	119,532
Fund accounting and sub-administration fees	111,498	129,052	87,167
Transfer agent fees	24,436	17,166	16,703
Custodian fees	29,472	30,809	21,516
Registration fees	55,873	46,113	38,276
Directors fees	30,414	36,009	19,985
Professional fees	43,962	55,830	30,020
Printing fees	12,287	13,308	8,636
Chief compliance officer fees	16,575	20,219	10,928
Principal financial officer fees	14,561	17,107	10,496
Other	25,640	33,470	23,619
Total expenses	1,560,212	1,887,283	1,013,340
Fees waived by the Adviser	(230,499)	(246,386)	(199,793)
Net expenses	1,329,713	1,640,897	813,547
Net investment income/(loss)	816,784	(346,580)	1,232,726
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	16,997,655	13,303,902	8,645,694
Change in unrealized appreciation on investment transactions	22,453,803	32,886,255	14,615,298
Net realized and unrealized gains from investment transactions	39,451,458	46,190,157	23,260,992
Change in net assets resulting from operations	$40,268,242	$45,843,577	$24,493,718
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2026

	Steward Select Bond Fund	Steward Values Enhanced International Fund
Investment Income:
Dividends (net of foreign witholding tax of $0 and $603,376, respectively)	$209,380	$7,787,773
Interest	7,941,185	—
Total investment income	8,150,565	7,787,773
Expenses:
Investment advisory fees	630,176	1,000,945
Administration fees	150,043	205,674
Distribution fees - Class A	5,881	8,075
Sub-accounting fees - Class A	2,702	4,090
Sub-accounting fees - Institutional Class	210,679	280,397
Fund accounting and sub-administration fees	119,547	161,491
Transfer agent fees	17,079	25,079
Custodian fees	28,668	48,912
Registration fees	41,518	86,509
Directors fees	34,919	42,666
Professional fees	47,938	69,436
Printing fees	11,277	21,680
Chief compliance officer fees	18,659	24,908
Principal financial officer fees	15,948	20,713
Other	30,102	43,991
Total expenses	1,365,136	2,044,566
Net investment income	6,785,429	5,743,207
Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions	(357,800)	29,564,346
Change in unrealized appreciation on investment transactions	1,010,123	33,672,444
Net realized and unrealized gains from investment transactions	652,323	63,236,790
Change in net assets resulting from operations	$7,437,752	$68,979,997
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the year ended April 30, 2026

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Investment Income:
Dividends (net of foreign witholding tax of $9 and $1,368, respectively)	$3,508,154	$2,527,563
Total investment income	3,508,154	2,527,563
Expenses:
Investment advisory fees	631,413	387,139
Administration fees	220,261	135,049
Distribution fees - Class A	43,701	91,366
Sub-accounting fees - Class A	19,277	19,578
Sub-accounting fees - Institutional Class	290,656	160,655
Fund accounting and sub-administration fees	170,901	108,458
Transfer agent fees	24,985	24,458
Custodian fees	48,355	43,105
Registration fees	58,309	55,628
Directors fees	47,140	31,581
Professional fees	69,805	41,965
Printing fees	18,081	18,565
Chief compliance officer fees	26,351	17,048
Principal financial officer fees	21,706	14,815
Other	34,557	23,949
Total expenses	1,725,498	1,173,359
Net investment income	1,782,656	1,354,204
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	13,587,654	15,234,403
Change in unrealized appreciation on investment transactions	58,145,642	33,934,092
Net realized and unrealized gains from investment transactions	71,733,296	49,168,495
Change in net assets resulting from operations	$73,515,952	$50,522,699
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD COVERED CALL INCOME FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$367,101	$456,409
Net realized gain from investment transactions and option transactions	10,611,317	13,181,341
Net change in unrealized appreciation/(depreciation) on investments, and option transactions	6,505,384	(7,289,171)
Change in net assets resulting from operations	17,483,802	6,348,579
Distributions to shareholders from:
Class A	(754,001)	(735,168)
Class C	(194,269)	(184,821)
Class R6	(93,939)	—
Institutional Class	(8,881,710)	(10,423,832)
Total distributions to shareholders	(9,923,919)	(11,343,821)
Capital Transactions:
Class A
Proceeds from shares issued	2,057,518	3,544,671
Dividends reinvested	649,137	717,096
Cost of shares redeemed	(1,702,871)	(444,357)
Change in Class A from capital transactions	1,003,784	3,817,410
Class C
Proceeds from shares issued	649,418	479,747
Dividends reinvested	185,324	173,163
Cost of shares redeemed	(325,971)	(332,506)
Change in Class C from capital transactions	508,771	320,404
Class R6(a)
Proceeds from shares issued	2,384,433	—
Dividends reinvested	93,939	—
Cost of shares redeemed	(82,720)	—
Change in Class R6 from capital transactions	2,395,652	—
Institutional Class
Proceeds from shares issued	36,397,337	23,419,504
Dividends reinvested	8,861,798	10,416,575
Cost of shares redeemed	(25,219,049)	(21,670,505)
Change in Institutional Class from capital transactions	20,040,086	12,165,574
Change in net assets from capital transactions	23,948,293	16,303,388
Change in net assets	31,508,176	11,308,146
Net Assets:
Beginning of year	90,136,546	78,828,400
End of year	$121,644,722	$90,136,546
Shares Transactions:
Class A
Issued	258,002	440,129
Reinvested	81,902	91,486
Redeemed	(212,591)	(56,222)
Change in Class A	127,313	475,393
Class C
Issued	82,766	60,535
Reinvested	23,829	22,364
Redeemed	(41,902)	(41,941)
Change in Class C	64,693	40,958
Class R6(a)
Issued	298,319	—
Reinvested	11,916	—
Redeemed	(10,540)	—
Change in Class R6	299,695	—
Institutional Class
Issued	4,511,891	2,888,052
Reinvested	1,097,775	1,305,336
Redeemed	(3,124,137)	(2,710,593)
Change in Institutional Class	2,485,529	1,482,795
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)	Class R6 commenced operations on August 28, 2025.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD EQUITY MARKET NEUTRAL FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$2,793,866	$3,676,089
Net realized loss from investment transactions and investment securities sold short	(3,976,145)	(4,579,289)
Net change in unrealized appreciation on investments	2,103,542	674,909
Change in net assets resulting from operations	921,263	(228,291)
Distributions to shareholders from:
Class A	(69,712)	(155,895)
Institutional Class	(2,569,541)	(3,976,840)
Total distributions to shareholders	(2,639,253)	(4,132,735)
Capital Transactions:
Class A
Proceeds from shares issued	1,614,944	4,068,717
Dividends reinvested	62,209	128,583
Cost of shares redeemed	(4,561,092)	(5,660,791)
Change in Class A from capital transactions	(2,883,939)	(1,463,491)
Institutional Class
Proceeds from shares issued	66,480,414	59,456,018
Dividends reinvested	2,428,843	3,804,888
Cost of shares redeemed	(72,342,709)	(27,133,753)
Change in Institutional Class from capital transactions	(3,433,452)	36,127,153
Change in net assets from capital transactions	(6,317,391)	34,663,662
Change in net assets	(8,035,381)	30,302,636
Net Assets:
Beginning of year	114,117,949	83,815,313
End of year	$106,082,568	$114,117,949
Shares Transactions:
Class A
Issued	58,003	141,752
Reinvested	2,292	4,698
Redeemed	(169,632)	(198,454)
Change in Class A	(109,337)	(52,004)
Institutional Class
Issued	2,473,492	2,070,573
Reinvested	89,361	138,662
Redeemed	(2,702,051)	(954,743)
Change in Institutional Class	(139,198)	1,254,492
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$9,105,336	$8,579,933
Net realized gain from investment transactions	31,614,067	17,483,339
Net change in unrealized appreciation on investments	59,307,551	8,520,098
Change in net assets resulting from operations	100,026,954	34,583,370
Distributions to shareholders from:
Class A	(1,365,517)	(899,367)
Class C	(58,670)	(39,860)
Class R6	(952,098)	(190,194)
Institutional Class	(25,454,471)	(17,774,112)
Total distributions to shareholders	(27,830,756)	(18,903,533)
Capital Transactions:
Class A
Proceeds from shares issued	4,528,703	3,595,321
Dividends reinvested	1,222,861	810,621
Cost of shares redeemed	(4,544,030)	(3,472,038)
Change in Class A from capital transactions	1,207,534	933,904
Class C
Proceeds from shares issued	252,984	130,195
Dividends reinvested	56,664	38,323
Cost of shares redeemed	(242,916)	(262,758)
Change in Class C from capital transactions	66,732	(94,240)
Class R6
Proceeds from shares issued	8,623,801	9,413,069
Dividends reinvested	952,098	190,194
Cost of shares redeemed	(2,784,645)	(756,168)
Change in Class R6 from capital transactions	6,791,254	8,847,095
Institutional Class
Proceeds from shares issued	80,676,218	80,023,023
Dividends reinvested	25,136,429	17,465,855
Cost of shares redeemed	(100,966,338)	(94,464,423)
Change in Institutional Class from capital transactions	4,846,309	3,024,455
Change in net assets from capital transactions	12,911,829	12,711,214
Change in net assets	85,108,027	28,391,051
Net Assets:
Beginning of year	391,038,552	362,647,501
End of year	$476,146,579	$391,038,552
Shares Transactions:
Class A
Issued	121,558	106,018
Reinvested	32,607	24,643
Redeemed	(120,136)	(102,406)
Change in Class A	34,029	28,255
Class C
Issued	6,374	3,584
Reinvested	1,426	1,105
Redeemed	(6,026)	(7,424)
Change in Class C	1,774	(2,735)
Class R6
Issued	247,746	299,805
Reinvested	27,539	6,241
Redeemed	(80,231)	(24,442)
Change in Class R6	195,054	281,604
Institutional Class
Issued	2,137,360	2,366,883
Reinvested	668,039	529,146
Redeemed	(2,654,321)	(2,778,707)
Change in Institutional Class	151,078	117,322
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP CORE FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$816,784	$971,149
Net realized gain from investment transactions	16,997,655	11,682,262
Net change in unrealized appreciation/(depreciation) on investments	22,453,803	(357,605)
Change in net assets resulting from operations	40,268,242	12,295,806
Distributions to shareholders from:
Class A	(239,839)	(24,048)
Class R6	(1,153,301)	(60,330)
Institutional Class	(9,252,639)	(1,931,654)
Total distributions to shareholders	(10,645,779)	(2,016,032)
Capital Transactions:
Class A
Proceeds from shares issued	1,645,818	1,654,080
Dividends reinvested	237,718	23,739
Cost of shares redeemed	(422,296)	(269,970)
Change in Class A from capital transactions	1,461,240	1,407,849
Class R6
Proceeds from shares issued	14,208,111	8,790,585
Dividends reinvested	1,153,301	60,329
Cost of shares redeemed	(3,042,884)	(430,770)
Change in Class R6 from capital transactions	12,318,528	8,420,144
Institutional Class
Proceeds from shares issued	40,541,596	51,219,921
Dividends reinvested	9,110,673	1,869,838
Cost of shares redeemed	(44,896,935)	(26,993,488)
Change in Institutional Class from capital transactions	4,755,334	26,096,271
Change in net assets from capital transactions	18,535,102	35,924,264
Change in net assets	48,157,565	46,204,038
Net Assets:
Beginning of year	152,338,641	106,134,603
End of year	$200,496,206	$152,338,641
Shares Transactions:
Class A
Issued	52,130	56,027
Reinvested	7,523	778
Redeemed	(12,954)	(9,128)
Change in Class A	46,699	47,677
Class R6
Issued	449,601	302,939
Reinvested	37,060	2,006
Redeemed	(96,883)	(14,802)
Change in Class R6	389,778	290,143
Institutional Class
Issued	1,253,634	1,781,737
Reinvested	287,766	61,226
Redeemed	(1,388,912)	(913,635)
Change in Institutional Class	152,488	929,328
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP GROWTH FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income (loss)	$(346,580)	$244,431
Net realized gain from investment transactions	13,303,902	22,436,704
Net change in unrealized appreciation/(depreciation) on investments	32,886,255	(5,850,667)
Change in net assets resulting from operations	45,843,577	16,830,468
Distributions to shareholders from:
Class A	(246,697)	(89,896)
Institutional Class	(18,585,835)	(11,294,020)
Total distributions to shareholders	(18,832,532)	(11,383,916)
Capital Transactions:
Class A
Proceeds from shares issued	1,633,436	1,223,683
Dividends reinvested	243,705	88,545
Cost of shares redeemed	(211,806)	(192,047)
Change in Class A from capital transactions	1,665,335	1,120,181
Institutional Class
Proceeds from shares issued	65,804,482	70,731,064
Dividends reinvested	18,552,861	11,288,690
Cost of shares redeemed	(46,098,473)	(35,141,426)
Change in Institutional Class from capital transactions	38,258,870	46,878,328
Change in net assets from capital transactions	39,924,205	47,998,509
Change in net assets	66,935,250	53,445,061
Net Assets:
Beginning of year	180,725,569	127,280,508
End of year	$247,660,819	$180,725,569
Shares Transactions:
Class A
Issued	51,875	40,035
Reinvested	7,871	2,862
Redeemed	(6,702)	(6,269)
Change in Class A	53,044	36,628
Institutional Class
Issued	2,043,340	2,366,922
Reinvested	596,363	364,034
Redeemed	(1,437,445)	(1,158,745)
Change in Institutional Class	1,202,258	1,572,211
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP VALUE FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$1,232,726	$1,053,676
Net realized gain from investment transactions	8,645,694	9,455,845
Net change in unrealized appreciation/(depreciation) on investments	14,615,298	(3,711,977)
Change in net assets resulting from operations	24,493,718	6,797,544
Distributions to shareholders from:
Class A	(98,152)	(71,720)
Institutional Class	(7,378,115)	(5,399,092)
Total distributions to shareholders	(7,476,267)	(5,470,812)
Capital Transactions:
Class A
Proceeds from shares issued	924,747	524,943
Dividends reinvested	94,101	68,448
Cost of shares redeemed	(287,040)	(178,125)
Change in Class A from capital transactions	731,808	415,266
Institutional Class
Proceeds from shares issued	47,631,020	33,915,143
Dividends reinvested	7,361,976	5,388,884
Cost of shares redeemed	(18,076,005)	(28,154,418)
Change in Institutional Class from capital transactions	36,916,991	11,149,609
Change in net assets from capital transactions	37,648,799	11,564,875
Change in net assets	54,666,250	12,891,607
Net Assets:
Beginning of year	82,397,839	69,506,232
End of year	$137,064,089	$82,397,839
Shares Transactions:
Class A
Issued	30,799	17,481
Reinvested	3,148	2,444
Redeemed	(9,455)	(6,321)
Change in Class A	24,492	13,604
Institutional Class
Issued	1,564,349	1,204,578
Reinvested	245,645	191,980
Redeemed	(595,126)	(993,315)
Change in Institutional Class	1,214,868	403,243
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$6,785,429	$6,075,023
Net realized loss from investment transactions	(357,800)	(2,414,847)
Net change in unrealized appreciation on investments	1,010,123	8,896,821
Change in net assets resulting from operations	7,437,752	12,556,997
Distributions to shareholders from:
Class A	(71,559)	(63,745)
Institutional Class	(6,533,044)	(5,820,555)
Total distributions to shareholders	(6,604,603)	(5,884,300)
Capital Transactions:
Class A
Proceeds from shares issued	871,274	152,044
Dividends reinvested	67,401	62,209
Cost of shares redeemed	(594,328)	(380,167)
Change in Class A from capital transactions	344,347	(165,914)
Institutional Class
Proceeds from shares issued	51,629,704	37,138,546
Dividends reinvested	6,358,879	5,687,182
Cost of shares redeemed	(29,577,088)	(50,592,321)
Change in Institutional Class from capital transactions	28,411,495	(7,766,593)
Change in net assets from capital transactions	28,755,842	(7,932,507)
Change in net assets	29,588,991	(1,259,810)
Net Assets:
Beginning of year	191,950,196	193,210,006
End of year	$221,539,187	$191,950,196
Shares Transactions:
Class A
Issued	38,298	6,752
Reinvested	2,965	2,782
Redeemed	(26,112)	(17,054)
Change in Class A	15,151	(7,520)
Institutional Class
Issued	2,271,785	1,671,427
Reinvested	281,299	255,826
Redeemed	(1,302,703)	(2,288,354)
Change in Institutional Class	1,250,381	(361,101)
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$5,743,207	$4,605,546
Net realized gain from investment transactions	29,564,346	27,835,944
Net change in unrealized appreciation/(depreciation) on investments	33,672,444	(2,894,284)
Change in net assets resulting from operations	68,979,997	29,547,206
Distributions to shareholders from:
Class A	(247,979)	(281,724)
Class R6	(2,147,336)	(460,442)
Institutional Class	(19,640,655)	(30,402,743)
Total distributions to shareholders	(22,035,970)	(31,144,909)
Capital Transactions:
Class A
Proceeds from shares issued	1,867,309	984,168
Dividends reinvested	237,363	273,085
Cost of shares redeemed	(482,794)	(1,036,196)
Change in Class A from capital transactions	1,621,878	221,057
Class R6
Proceeds from shares issued	30,553,779	6,918,630
Dividends reinvested	2,147,336	460,442
Cost of shares redeemed	(5,625,652)	(671,769)
Change in Class R6 from capital transactions	27,075,463	6,707,303
Institutional Class
Proceeds from shares issued	99,806,327	45,998,762
Dividends reinvested	19,072,254	29,463,333
Cost of shares redeemed	(103,584,573)	(85,099,653)
Change in Institutional Class from capital transactions	15,294,008	(9,637,558)
Change in net assets from capital transactions	43,991,349	(2,709,198)
Change in net assets	90,935,376	(4,306,901)
Net Assets:
Beginning of year	211,013,278	215,320,179
End of year	$301,948,654	$211,013,278
Shares Transactions:
Class A
Issued	68,632	42,334
Reinvested	9,136	12,863
Redeemed	(18,440)	(42,648)
Change in Class A	59,328	12,549
Class R6
Issued	1,455,187	372,648
Reinvested	107,961	27,721
Redeemed	(270,353)	(35,585)
Change in Class R6	1,292,795	364,784
Institutional Class
Issued	3,727,173	1,907,800
Reinvested	738,090	1,395,705
Redeemed	(3,867,133)	(3,532,109)
Change in Institutional Class	598,130	(228,604)
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED LARGE CAP FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$1,782,656	$1,732,394
Net realized gain from investment transactions	13,587,654	13,594,103
Net change in unrealized appreciation on investments	58,145,642	10,208,951
Change in net assets resulting from operations	73,515,952	25,535,448
Distributions to shareholders from:
Class A	(607,531)	(945,006)
Class R6	(694,378)	(220,177)
Institutional Class	(9,370,375)	(19,139,855)
Total distributions to shareholders	(10,672,284)	(20,305,038)
Capital Transactions:
Class A
Proceeds from shares issued	7,390,436	6,298,782
Dividends reinvested	588,941	915,309
Cost of shares redeemed	(8,790,548)	(3,992,110)
Change in Class A from capital transactions	(811,171)	3,221,981
Class R6
Proceeds from shares issued	15,078,103	5,069,328
Dividends reinvested	694,378	220,177
Cost of shares redeemed	(1,804,776)	(1,005,352)
Change in Class R6 from capital transactions	13,967,705	4,284,153
Institutional Class
Proceeds from shares issued	38,337,641	39,362,044
Dividends reinvested	9,297,255	18,991,571
Cost of shares redeemed	(55,347,624)	(54,302,450)
Change in Institutional Class from capital transactions	(7,712,728)	4,051,165
Change in net assets from capital transactions	5,443,806	11,557,299
Change in net assets	68,287,474	16,787,709
Net Assets:
Beginning of year	248,411,829	231,624,120
End of year	$316,699,303	$248,411,829
Shares Transactions:
Class A
Issued	196,220	182,876
Reinvested	15,333	26,654
Redeemed	(227,622)	(117,723)
Change in Class A	(16,069)	91,807
Class R6
Issued	504,084	190,242
Reinvested	23,380	8,206
Redeemed	(60,212)	(36,732)
Change in Class R6	467,252	161,716
Institutional Class
Issued	1,013,934	1,138,702
Reinvested	243,448	556,285
Redeemed	(1,446,947)	(1,574,183)
Change in Institutional Class	(189,565)	120,804
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Operations:
Net investment income	$1,354,204	$1,604,886
Net realized gain from investment transactions	15,234,403	12,168,448
Net change in unrealized appreciation/(depreciation) on investments	33,934,092	(16,943,259)
Change in net assets resulting from operations	50,522,699	(3,169,925)
Distributions to shareholders from:
Class A	(2,929,955)	(2,521,608)
Class R6	(290,734)	(53,663)
Institutional Class	(10,789,769)	(9,421,624)
Total distributions to shareholders	(14,010,458)	(11,996,895)
Capital Transactions:
Class A
Proceeds from shares issued	1,289,819	1,730,885
Dividends reinvested	2,566,763	2,241,186
Cost of shares redeemed	(9,835,361)	(6,719,305)
Change in Class A from capital transactions	(5,978,779)	(2,747,234)
Class R6
Proceeds from shares issued	3,130,367	1,016,681
Dividends reinvested	290,734	53,663
Cost of shares redeemed	(746,560)	(140,005)
Change in Class R6 from capital transactions	2,674,541	930,339
Institutional Class
Proceeds from shares issued	30,529,791	67,230,823
Dividends reinvested	10,351,369	8,436,282
Cost of shares redeemed	(53,166,536)	(68,687,338)
Change in Institutional Class from capital transactions	(12,285,376)	6,979,767
Change in net assets from capital transactions	(15,589,614)	5,162,872
Change in net assets	20,922,627	(10,003,948)
Net Assets:
Beginning of year	168,524,646	178,528,594
End of year	$189,447,273	$168,524,646
Shares Transactions:
Class A
Issued	101,908	138,735
Reinvested	210,563	180,741
Redeemed	(784,877)	(540,727)
Change in Class A	(472,406)	(221,251)
Class R6
Issued	277,864	92,498
Reinvested	27,095	4,865
Redeemed	(66,069)	(13,228)
Change in Class R6	238,890	84,135
Institutional Class
Issued	2,331,994	5,158,131
Reinvested	820,886	659,600
Redeemed	(4,008,522)	(5,349,994)
Change in Institutional Class	(855,642)	467,737
Amounts denoted as ‘‘—’’ are less than $0.50.

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Covered Call Income Fund
Class A
Year ended April 30, 2026	$7.40	$0.01 (e)	$1.33	$1.34
Year ended April 30, 2025	7.79	0.02 (e)	0.59	0.61
Year ended April 30, 2024	7.47	0.04 (e)	1.09	1.13
Year ended April 30, 2023	7.79	0.05 (e)	0.29	0.34
Year ended April 30, 2022	9.88	0.02 (e)	0.14	0.16
Class C
Year ended April 30, 2026	$7.29	$(0.05)(e)(f)	$1.30	$1.25
Year ended April 30, 2025	7.71	(0.04)(e)(f)	0.59	0.55
Year ended April 30, 2024	7.42	(0.01)(e)(f)	1.06	1.05
Year ended April 30, 2023	7.77	(0.01)(e)(f)	0.29	0.28
Year ended April 30, 2022	9.91	(0.05)(e)	0.12	0.07
Class R6
Period ended April 30, 2026(g)	$8.00	$0.02 (e)	$0.50	$0.52
Institutional Class
Year ended April 30, 2026	$7.53	$0.03 (e)	$1.35	$1.38
Year ended April 30, 2025	7.90	0.04 (e)	0.60	0.64
Year ended April 30, 2024	7.56	0.07 (e)	1.09	1.16
Year ended April 30, 2023	7.87	0.07 (e)	0.30	0.37
Year ended April 30, 2022	9.92	0.05 (e)	0.12	0.17
Steward Equity Market Neutral Fund
Class A
Year ended April 30, 2026	$28.11	$0.66 (e)	$(0.30)	$0.36
Year ended April 30, 2025	29.29	1.00 (e)	(1.24)	(0.24)
Year ended April 30, 2024	27.80	1.08 (e)	1.72	2.80
Year ended April 30, 2023	26.47	0.56 (e)	0.78 (i)	1.34
Period ended April 30, 2022(j)	25.00	(0.14)	1.61	1.47
Institutional Class
Year ended April 30, 2026	$28.20	$0.71 (e)	$(0.29)	$0.42
Year ended April 30, 2025	29.48	1.01 (e)	(1.19)	(0.18)
Year ended April 30, 2024	27.91	1.13 (e)	1.75	2.88
Year ended April 30, 2023	26.52	0.42 (e)	0.98 (i)	1.40
Period ended April 30, 2022(j)	25.00	(0.18)	1.70	1.52
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)
Total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
Total return calculated for a period of less than one year is not annualized.

(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated based on average shares outstanding.
(f)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g)	For the period August 28, 2025 (commencement of operations) through April 30, 2026.
(h)
The ratio for the Steward Equity Market Neutral Fund includes the effect of dividend expense on securities sold short and brokerage expense on securities sold short, if applicable, which increased the ratio by 1.01% and 1.00% for Class A and Institutional Class, respectively, for the period ended April 30, 2026, 0.73% and 0.74%
for Class A and Institutional Class, respectively, for the year ended April 30, 2025,  0.83% and 0.79% for Class A and Institutional Class, respectively, for the year ended April 30, 2024, 0.36% and 0.52% for Class A and Institutional Class, respectively, for the year ended April 30, 2023, and 1.56% and 1.39% for Class A and
Institutional Class, respectively, for the period ended April 30, 2022. Additionally, such ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests.

(i)
The Adviser has reimbursed the Fund $2,372 for a procedural error.  The impact was deemed immaterial to net realized and unrealized gain/loss on investments and the Fund’s total return, representing less than $0.005 per share.

(j)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(c)(d)

$(0.02)	$(0.73)	$(0.75)	$7.99	18.54%	$8,233	1.33%	1.25%	0.14%	86%
(0.07)	(0.93)	(1.00)	7.40	7.68	6,689	1.38	1.25	0.28	101
(0.06)	(0.75)	(0.81)	7.79	15.52	3,336	1.42	1.25	0.51	111
(0.04)	(0.62)	(0.66)	7.47	5.08	735	1.80	1.25	0.69	73
(0.08)	(2.17)	(2.25)	7.79	(0.18)	93	2.37	1.25	0.21	130

$(— )	$(0.73)	$(0.73)	$7.81	17.56%	$2,250	2.16%	2.00%	(0.62)%	86%
(0.04)	(0.93)	(0.97)	7.29	6.97	1,629	2.18	2.00	(0.46)	101
(0.01)	(0.75)	(0.76)	7.71	14.48	1,408	2.24	2.00	(0.15)	111
(0.01)	(0.62)	(0.63)	7.42	4.10	1,101	2.51	2.00	(0.12)	73
(0.04)	(2.17)	(2.21)	7.77	(0.96)	202	2.82	2.00	(0.55)	130

$(0.03)	$(0.55)	$(0.58)	$7.94	6.68%	$2,381	1.06%	1.00%	0.29%	86%

$(0.03)	$(0.73)	$(0.76)	$8.15	18.77%	$108,781	1.15%	1.00%	0.38%	86%
(0.08)	(0.93)	(1.01)	7.53	7.94	81,819	1.20	1.00	0.54	101
(0.07)	(0.75)	(0.82)	7.90	15.79	74,084	1.25	1.00	0.84	111
(0.06)	(0.62)	(0.68)	7.56	5.41	53,747	1.51	1.00	0.93	73
(0.05)	(2.17)	(2.22)	7.87	(0.04)	22,952	1.61	1.00	0.46	130

$(0.61)	$—	$(0.61)	$27.86	1.34%	$2,275	2.69 (h)%	2.69 (h)%	2.42%	176%
(0.87)	(0.07)	(0.94)	28.11	(0.71)	5,369	2.41 (h)	2.41 (h)	3.49	132
(1.08)	(0.23)	(1.31)	29.29	10.40	7,118	2.55 (h)	2.55 (h)	3.77	151
—	(0.01)	(0.01)	27.80	5.07	6,605	2.21 (h)	2.21 (h)	2.04	160
—	—	—	26.47	5.88	342	3.81 (h)	3.81 (h)	(2.26)	111

$(0.69)	$—	$(0.69)	$27.93	1.56%	$103,808	2.48 (h)%	2.48 (h)%	2.60%	176%
(1.03)	(0.07)	(1.10)	28.20	(0.50)	108,749	2.22 (h)	2.22 (h)	3.53	132
(1.08)	(0.23)	(1.31)	29.48	10.64	76,697	2.30 (h)	2.30 (h)	3.95	151
—	(0.01)	(0.01)	27.91	5.28	69,782	2.12 (h)	2.12 (h)	1.52	160
—	—	—	26.52	6.08	26,082	3.11 (h)	3.11 (h)	(1.65)	111

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Global Equity Income Fund
Class A
Year ended April 30, 2026	$33.52	$0.68 (e)	$7.67	$8.35
Year ended April 30, 2025	32.21	0.68 (e)	2.26	2.94
Year ended April 30, 2024	28.82	0.75 (e)	3.41	4.16
Year ended April 30, 2023	32.19	0.82 (e)	(1.76)	(0.94)
Year ended April 30, 2022	37.39	0.50 (e)	(0.39)	0.11
Class C
Year ended April 30, 2026	$35.39	$0.43 (e)	$8.09	$8.52
Year ended April 30, 2025	33.96	0.45 (e)	2.38	2.83
Year ended April 30, 2024	30.45	0.55 (e)	3.52	4.07
Year ended April 30, 2023	33.94	0.62 (e)	(1.89)	(1.27)
Year ended April 30, 2022	39.17	0.23 (e)	(0.38)	(0.15)
Class R6
Year ended April 30, 2026	$31.04	$0.76 (e)	$7.09	$7.85
Year ended April 30, 2025	29.94	0.79 (e)	2.05	2.84
Year ended April 30, 2024	26.79	0.81 (e)	3.21	4.02
Year ended April 30, 2023	30.09	0.86 (e)	(1.64)	(0.78)
Year ended April 30, 2022	35.30	0.61 (e)	(0.36)	0.25
Institutional Class
Year ended April 30, 2026	$33.62	$0.78 (e)	$7.68	$8.46
Year ended April 30, 2025	32.30	0.77 (e)	2.26	3.03
Year ended April 30, 2024	28.86	0.83 (e)	3.45	4.28
Year ended April 30, 2023	32.23	0.89 (e)	(1.76)	(0.87)
Year ended April 30, 2022	37.46	0.60 (e)	(0.40)	0.20
Steward Large Cap Core Fund
Class A
Year ended April 30, 2026	$28.46	$0.07 (e)	$7.24	$7.31
Year ended April 30, 2025	25.99	0.13 (e)	2.72	2.85
Year ended April 30, 2024	21.45	0.12 (e)	4.52	4.64
Year ended April 30, 2023	21.54	0.15 (e)	(0.07)(f)	0.08
Period ended April 30, 2022(g)	25.00	0.05	(3.49)	(3.44)
Class R6
Year ended April 30, 2026	$28.09	$0.14 (e)	$7.14	$7.28
Year ended April 30, 2025	25.66	0.19 (e)	2.70	2.89
Period ended April 30, 2024(h)	26.00	—	(0.34)(f)	(0.34)
Institutional Class
Year ended April 30, 2026	$28.52	$0.15 (e)	$7.25	$7.40
Year ended April 30, 2025	26.02	0.21 (e)	2.73	2.94
Year ended April 30, 2024	21.50	0.18 (e)	4.53	4.71
Year ended April 30, 2023	21.56	0.21 (e)	(0.07)(f)	0.14
Period ended April 30, 2022(g)	25.00	0.07	(3.48)	(3.41)
Steward Large Cap Growth Fund
Class A
Year ended April 30, 2026	$28.35	$(0.13)(e)	$6.85	$6.72
Year ended April 30, 2025	26.77	(0.04)(e)	3.67 (f)	3.63
Year ended April 30, 2024	20.63	0.02 (e)	6.13	6.15
Year ended April 30, 2023	20.65	0.06 (e)	(0.03)(f)	0.03
Period ended April 30, 2022(g)	25.00	— (e)(i)	(4.34)	(4.34)
Institutional Class
Year ended April 30, 2026	$28.44	$(0.05)(e)	$6.87	$6.82
Year ended April 30, 2025	26.81	0.05 (e)	3.67	3.72
Year ended April 30, 2024	20.68	0.08 (e)	6.15	6.23
Year ended April 30, 2023	20.68	0.11 (e)	(0.03)(f)	0.08
Period ended April 30, 2022(g)	25.00	0.02 (e)	(4.33)	(4.31)
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)
Total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
Total return calculated for a period of less than one year is not annualized.

(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated based on average shares outstanding.
(f)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(g)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.
(h)	For the period April 24, 2024 (commencement of operations) through April 30, 2024.
(i)	Expressed as ‘‘—’’ as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(c)(d)

$(0.60)	$(1.72)	$(2.32)	$39.55	25.33%	$24,190	1.24%	1.24%	1.82%	30%
(0.68)	(0.95)	(1.63)	33.52	9.28	19,361	1.26	1.26	2.00	37
(0.77)	—	(0.77)	32.21	14.62	17,697	1.27	1.27	2.49	59
(0.75)	(1.68)	(2.43)	28.82	(2.67)	18,217	1.26	1.26	2.77	53
(0.56)	(4.75)	(5.31)	32.19	(0.20)	19,325	1.23	1.23	1.36	73

$(0.33)	$(1.72)	$(2.05)	$41.86	24.42%	$1,173	1.97%	1.97%	1.08%	30%
(0.45)	(0.95)	(1.40)	35.39	8.44	929	2.02	2.02	1.26	37
(0.56)	—	(0.56)	33.96	13.50	985	2.03	2.03	1.73	59
(0.54)	(1.68)	(2.22)	30.45	(3.51)	1,061	2.04	2.04	1.98	53
(0.33)	(4.75)	(5.08)	33.94	(0.88)	812	1.96	1.96	0.59	73

$(0.71)	$(1.72)	$(2.43)	$36.46	25.80%	$18,042	0.87%	0.87%	2.18%	30%
(0.79)	(0.95)	(1.74)	31.04	9.66	9,306	0.91	0.91	2.52	37
(0.87)	—	(0.87)	29.94	15.23	545	0.90	0.90	2.88	59
(0.84)	(1.68)	(2.52)	26.79	(2.25)	315	0.91	0.91	3.10	53
(0.71)	(4.75)	(5.46)	30.09	0.15	309	0.90	0.90	1.79	73

$(0.67)	$(1.72)	$(2.39)	$39.69	25.64%	$432,742	0.99%	0.99%	2.07%	30%
(0.76)	(0.95)	(1.71)	33.62	9.53	361,443	1.01	1.01	2.26	37
(0.84)	—	(0.84)	32.30	15.03	343,421	1.01	1.01	2.75	59
(0.82)	(1.68)	(2.50)	28.86	(2.42)	334,042	1.02	1.02	2.98	53
(0.68)	(4.75)	(5.43)	32.23	0.02	275,163	0.99	0.99	1.65	73

$(0.12)	$(1.89)	$(2.01)	$33.76	26.16%	$4,765	1.14%	1.00%	0.21%	101%
(0.12)	(0.26)	(0.38)	28.46	10.87	2,689	1.21	1.00	0.44	82
(0.10)	—	(0.10)	25.99	21.63	1,216	1.22	1.00	0.47	98
(0.17)	—	(0.17)	21.45	0.44	490	1.23	1.00	0.71	79
(0.02)	—	(0.02)	21.54	(13.81)	313	1.73	1.00	0.61	35

$(0.21)	$(1.89)	$(2.10)	$33.27	26.45%	$22,634	0.79%	0.75%	0.45%	101%
(0.20)	(0.26)	(0.46)	28.09	11.15	8,161	0.85	0.75	0.64	82
—	—	—	25.66	(1.31)	10	0.90	0.75	(2.27)	98

$(0.18)	$(1.89)	$(2.07)	$33.85	26.44%	$173,097	0.89%	0.75%	0.47%	101%
(0.18)	(0.26)	(0.44)	28.52	11.17	141,489	0.92	0.75	0.71	82
(0.19)	—	(0.19)	26.02	21.92	104,909	0.96	0.75	0.75	98
(0.20)	—	(0.20)	21.50	0.67	78,358	0.99	0.75	1.00	79
(0.03)	—	(0.03)	21.56	(13.67)	69,487	0.89	0.75	0.68	35

$—	$(2.72)	$(2.72)	$32.35	24.12%	$3,635	1.13%	1.00%	(0.42)%	106%
(0.03)	(2.02)	(2.05)	28.35	12.91	1,682	1.17	1.00	(0.13)	92
(0.01)	—	(0.01)	26.77	29.83	607	1.22	1.00	0.07	63
(0.05)	—	(0.05)	20.63	0.19	326	1.29	1.00	0.31	56
(0.01)	—	(0.01)	20.65	(17.38)	189	2.49	1.00	(0.12)	37

$—	$(2.72)	$(2.72)	$32.54	24.41%	$244,026	0.86%	0.75%	(0.16)%	106%
(0.07)	(2.02)	(2.09)	28.44	13.22	179,044	0.89	0.75	0.15	92
(0.10)	—	(0.10)	26.81	30.15	126,674	0.95	0.75	0.32	63
(0.08)	—	(0.08)	20.68	0.41	74,556	1.04	0.75	0.55	56
(0.01)	—	(0.01)	20.68	(17.24)	42,789	0.99	0.75	0.15	37

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Large Cap Value Fund
Class A
Year ended April 30, 2026	$27.23	$0.27 (e)	$6.59	$6.86
Year ended April 30, 2025	26.68	0.36 (e)	2.53	2.89
Year ended April 30, 2024	22.62	0.33 (e)	4.01	4.34
Year ended April 30, 2023	22.89	0.30 (e)	(0.20)	0.10
Period ended April 30, 2022(f)	25.00	0.09	(2.15)	(2.06)
Institutional Class
Year ended April 30, 2026	$27.31	$0.35 (e)	$6.62	$6.97
Year ended April 30, 2025	26.73	0.43 (e)	2.54	2.97
Year ended April 30, 2024	22.69	0.40 (e)	4.00	4.40
Year ended April 30, 2023	22.92	0.37 (e)	(0.21)	0.16
Period ended April 30, 2022(f)	25.00	0.16	(2.19)	(2.03)
Steward Select Bond Fund
Class A
Year ended April 30, 2026	$22.55	$0.71 (e)	$0.11	$0.82
Year ended April 30, 2025	21.76	0.62 (e)	0.77	1.39
Year ended April 30, 2024	22.20	0.47 (e)	(0.48)	(0.01)
Year ended April 30, 2023	22.59	0.34 (e)	(0.40)	(0.06)
Year ended April 30, 2022	25.05	0.28	(2.46)	(2.18)
Institutional Class
Year ended April 30, 2026	$22.43	$0.77 (e)	$0.10	$0.87
Year ended April 30, 2025	21.64	0.68 (e)	0.76	1.44
Year ended April 30, 2024	22.08	0.53 (e)	(0.48)	0.05
Year ended April 30, 2023	22.45	0.38 (e)	(0.38)	—
Year ended April 30, 2022	24.90	0.32	(2.44)	(2.12)
Steward Values Enhanced International Fund
Class A
Year ended April 30, 2026	$23.47	$0.51 (e)	$6.44	$6.95
Year ended April 30, 2025	24.11	0.49 (e)	2.69	3.18
Year ended April 30, 2024	22.09	0.44 (e)	2.39	2.83
Year ended April 30, 2023	21.97	0.62 (e)	0.11	0.73
Year ended April 30, 2022	24.85	0.52 (e)	(2.41)	(1.89)
Class R6
Year ended April 30, 2026	$18.38	$0.47 (e)	$5.01	$5.48
Year ended April 30, 2025	19.71	0.50 (e)	2.09	2.59
Year ended April 30, 2024	18.31	0.43 (e)	1.99	2.42
Year ended April 30, 2023	18.33	0.58 (e)	0.08	0.66
Year ended April 30, 2022	20.91	0.51 (e)	(2.02)	(1.51)
Institutional Class
Year ended April 30, 2026	$23.36	$0.55 (e)	$6.44	$6.99
Year ended April 30, 2025	24.02	0.54 (e)	2.69	3.23
Year ended April 30, 2024	22.11	0.50 (e)	2.39	2.89
Year ended April 30, 2023	21.98	0.67 (e)	0.12	0.79
Year ended April 30, 2022	24.87	0.58 (e)	(2.42)	(1.84)
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)
Total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
Total return calculated for a period of less than one year is not annualized.

(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated based on average shares outstanding.
(f)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(c)(d)

$(0.25)	$(1.76)	$(2.01)	$32.08	25.73%	$2,016	1.20%	1.00%	0.90%	107%
(0.38)	(1.96)	(2.34)	27.23	10.56	1,044	1.27	1.00	1.26	133
(0.28)	—	(0.28)	26.68	19.25	660	1.26	1.00	1.36	103
(0.37)	—	(0.37)	22.62	0.45	640	1.28	1.00	1.36	110
(0.05)	—	(0.05)	22.89	(8.27)	328	2.01	1.00	1.13	62

$(0.32)	$(1.76)	$(2.08)	$32.20	26.07%	$135,048	0.93%	0.75%	1.15%	107%
(0.43)	(1.96)	(2.39)	27.31	10.84	81,354	1.01	0.75	1.50	133
(0.36)	—	(0.36)	26.73	19.50	68,846	0.99	0.75	1.61	103
(0.39)	—	(0.39)	22.69	0.71	62,625	1.03	0.75	1.64	110
(0.05)	—	(0.05)	22.92	(8.13)	60,314	0.91	0.75	1.55	62

$(0.70)	$—	$(0.70)	$22.67	3.67%	$2,665	0.94%	0.94%	3.14%	13%
(0.60)	—	(0.60)	22.55	6.44	2,309	0.96	0.96	2.78	32
(0.43)	—	(0.43)	21.76	(0.02)	2,392	0.99	0.99	2.15	19
(0.33)	—	(0.33)	22.20	(0.22)	2,740	0.96	0.96	1.52	10
(0.28)	—	(0.28)	22.59	(8.79)	3,832	0.92	0.92	1.12	20

$(0.75)	$—	$(0.75)	$22.55	3.93%	$218,874	0.68%	0.68%	3.39%	13%
(0.65)	—	(0.65)	22.43	6.72	189,641	0.70	0.70	3.04	32
(0.49)	—	(0.49)	21.64	0.22	190,818	0.73	0.73	2.44	19
(0.37)	—	(0.37)	22.08	0.04	152,266	0.74	0.74	1.75	10
(0.33)	—	(0.33)	22.45	(8.62)	146,882	0.72	0.72	1.31	20

$(0.47)	$(1.55)	$(2.02)	$28.40	30.39%	$4,487	1.02%	1.02%	1.89%	59%
(0.59)	(3.23)	(3.82)	23.47	14.86	2,316	1.03	1.03	1.99	75
(0.61)	(0.20)	(0.81)	24.11	12.97	2,076	1.04	1.04	1.89	19
(0.36)	(0.25)	(0.61)	22.09	3.55	4,058	1.04	1.04	2.94	18
(0.38)	(0.61)	(0.99)	21.97	(7.86)	5,159	0.99	0.99	2.08	14

$(0.54)	$(1.55)	$(2.09)	$21.77	30.88%	$37,354	0.66%	0.66%	2.27%	59%
(0.69)	(3.23)	(3.92)	18.38	15.27	7,774	0.66	0.66	2.63	75
(0.82)	(0.20)	(1.02)	19.71	13.46	1,145	0.66	0.66	2.27	19
(0.43)	(0.25)	(0.68)	18.31	3.92	548	0.67	0.67	3.29	18
(0.46)	(0.61)	(1.07)	18.33	(7.57)	606	0.66	0.66	2.45	14

$(0.52)	$(1.55)	$(2.07)	$28.28	30.74%	$260,108	0.75%	0.75%	2.08%	59%
(0.66)	(3.23)	(3.89)	23.36	15.17	200,923	0.77	0.77	2.22	75
(0.78)	(0.20)	(0.98)	24.02	13.28	212,099	0.78	0.78	2.16	19
(0.41)	(0.25)	(0.66)	22.11	3.82	210,654	0.78	0.78	3.16	18
(0.44)	(0.61)	(1.05)	21.98	(7.67)	201,769	0.76	0.76	2.35	14

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Values Enhanced Large Cap Fund
Class A
Year ended April 30, 2026	$32.67	$0.14 (c)	$9.30	$9.44
Year ended April 30, 2025	31.87	0.16 (c)	3.46	3.62
Year ended April 30, 2024	27.19	0.20 (c)	5.49	5.69
Year ended April 30, 2023	40.35	0.28 (c)	(0.77)(d)	(0.49)
Year ended April 30, 2022	53.12	0.20 (c)	2.06	2.26
Class R6
Year ended April 30, 2026	$25.55	$0.21 (c)	$7.28	$7.49
Year ended April 30, 2025	25.47	0.21 (c)	2.81	3.02
Year ended April 30, 2024	21.98	0.24 (c)	4.43	4.67
Year ended April 30, 2023	35.13	0.32 (c)	(0.76)(d)	(0.44)
Year ended April 30, 2022	47.97	0.36 (c)	2.02	2.38
Institutional Class
Year ended April 30, 2026	$32.50	$0.23 (c)	$9.27	$9.50
Year ended April 30, 2025	31.72	0.24 (c)	3.44	3.68
Year ended April 30, 2024	27.11	0.27 (c)	5.47	5.74
Year ended April 30, 2023	40.18	0.35 (c)	(0.73)(d)	(0.38)
Year ended April 30, 2022	52.95	0.33 (c)	2.07	2.40
Steward Values Enhanced Small-Mid Cap Fund
Class A
Year ended April 30, 2026	$11.13	$0.08 (c)	$3.35	$3.43
Year ended April 30, 2025	12.07	0.08 (c)	(0.25)	(0.17)
Year ended April 30, 2024	10.97	0.09 (c)	1.52	1.61
Year ended April 30, 2023	14.33	0.12 (c)	(0.39)	(0.27)
Year ended April 30, 2022	17.52	0.07	(0.99)	(0.92)
Class R6
Year ended April 30, 2026	$9.91	$0.10 (c)	$2.98	$3.08
Year ended April 30, 2025	10.84	0.10 (c)	(0.22)	(0.12)
Year ended April 30, 2024	9.91	0.11 (c)	1.38	1.49
Year ended April 30, 2023	13.26	0.15 (c)	(0.37)	(0.22)
Year ended April 30, 2022	16.37	0.13	(0.93)	(0.80)
Institutional Class
Year ended April 30, 2026	$11.49	$0.10 (c)	$3.47	$3.57
Year ended April 30, 2025	12.44	0.11 (c)	(0.27)	(0.16)
Year ended April 30, 2024	11.30	0.12 (c)	1.56	1.68
Year ended April 30, 2023	14.67	0.15 (c)	(0.41)	(0.26)
Year ended April 30, 2022	17.87	0.12	(1.02)	(0.90)
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)
Total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
Total return calculated for a period of less than one year is not annualized.

(b)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(c)	Calculated based on average shares outstanding.
(d)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate(b)

$(0.11)	$(1.20)	$(1.31)	$40.80	29.15%	$16,719	0.83%	0.37%	26%
(0.18)	(2.64)	(2.82)	32.67	10.91	13,911	0.86	0.45	29
(0.35)	(0.66)	(1.01)	31.87	21.16	10,644	0.86	0.67	7
(0.03)	(12.64)	(12.67)	27.19	1.41	9,708	0.84	0.84	8
(0.19)	(14.84)	(15.03)	40.35	1.19	11,640	0.84	0.38	35

$(0.24)	$(1.20)	$(1.44)	$31.60	29.65%	$21,117	0.47%	0.70%	26%
(0.30)	(2.64)	(2.94)	25.55	11.30	5,136	0.51	0.78	29
(0.52)	(0.66)	(1.18)	25.47	21.57	1,001	0.51	1.00	7
(0.07)	(12.64)	(12.71)	21.98	1.82	538	0.52	1.16	8
(0.38)	(14.84)	(15.22)	35.13	1.55	528	0.49	0.79	35

$(0.19)	$(1.20)	$(1.39)	$40.61	29.51%	$278,863	0.58%	0.62%	26%
(0.26)	(2.64)	(2.90)	32.50	11.16	229,365	0.61	0.69	29
(0.47)	(0.66)	(1.13)	31.72	21.44	219,979	0.61	0.92	7
(0.05)	(12.64)	(12.69)	27.11	1.73	199,959	0.61	1.07	8
(0.33)	(14.84)	(15.17)	40.18	1.45	206,747	0.58	0.64	35

$(0.08)	$(0.98)	$(1.06)	$13.50	31.84%	$37,290	0.81%	0.61%	27%
(0.10)	(0.67)	(0.77)	11.13	(2.07)	35,985	0.83	0.65	36
(0.09)	(0.42)	(0.51)	12.07	14.75	41,708	0.83	0.80	18
(0.09)	(3.00)	(3.09)	10.97	(1.44)	41,713	0.83	0.79	20
(0.09)	(2.18)	(2.27)	14.33	(6.35)	47,599	0.80	0.39	33

$(0.12)	$(0.98)	$(1.10)	$11.89	32.31%	$4,268	0.49%	0.89%	27%
(0.14)	(0.67)	(0.81)	9.91	(1.87)	1,190	0.53	0.94	36
(0.14)	(0.42)	(0.56)	10.84	15.10	389	0.53	1.09	18
(0.13)	(3.00)	(3.13)	9.91	(1.13)	311	0.54	1.08	20
(0.13)	(2.18)	(2.31)	13.26	(6.09)	402	0.53	0.67	33

$(0.10)	$(0.98)	$(1.08)	$13.98	32.13%	$147,889	0.61%	0.79%	27%
(0.12)	(0.67)	(0.79)	11.49	(1.89)	131,350	0.64	0.85	36
(0.12)	(0.42)	(0.54)	12.44	14.96	136,432	0.64	0.99	18
(0.11)	(3.00)	(3.11)	11.30	(1.28)	125,240	0.65	0.97	20
(0.12)	(2.18)	(2.30)	14.67	(6.15)	138,771	0.61	0.57	33

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2026

Note 1
— Organization:

Steward Funds, Inc. (‘‘SFI’’), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified open-end management investment company. As of April 30, 2026, SFI is composed of ten separate operational funds, each a series of SFI (each a ‘‘Fund’’ and collectively the ‘‘Funds’’). The accompanying financial statements are presented for the following ten Funds:
Steward Covered Call Income Fund
Steward Equity Market Neutral Fund
Steward Global Equity Income Fund
Steward Large Cap Core Fund
Steward Large Cap Growth Fund
Steward Large Cap Value Fund
Steward Select Bond Fund
Steward Values Enhanced International Fund (formerly, Steward International Enhanced Index Fund)
Steward Values Enhanced Large Cap Fund
Steward Values Enhanced Small-Mid Cap Fund
Each Fund may offer four classes of shares: ‘‘Class A’’, ‘‘Class C’’, ‘‘Class R6’’, and ‘‘Institutional Class’’ (each a ‘‘Class’’ and collectively the ‘‘Classes’’). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class has a different expense structure. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Classes. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.
The following share classes are available for purchase as of April 30, 2026:

Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	X	X	X	X
Steward Equity Market Neutral Fund	X	–	–	X
Steward Global Equity Income Fund	X	X	X	X
Steward Large Cap Core Fund	X	–	X	X
Steward Large Cap Growth Fund	X	–	–	X
Steward Large Cap Value Fund	X	–	–	X
Steward Select Bond Fund	X	–	–	X
Steward Values Enhanced International Fund	X	–	X	X
Steward Values Enhanced Large Cap Fund	X	–	X	X
Steward Values Enhanced Small-Mid Cap Fund	X	–	X	X
Note 2
— Investment Objectives and Strategies:

Steward Covered Call Income Fund seeks to provide dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market. The Fund invests primarily in common stocks of large capitalization U.S. companies, most of which pay dividends, with sufficient liquidity and option market interest to suggest that call options can readily be written on those securities. The Fund writes (sells) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large capitalization securities market.
Steward Equity Market Neutral Fund seeks to provide long-term capital appreciation independent of the U.S. equity market. The Fund invests primarily in long and short positions in equity securities of large capitalization companies.
Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in U.S. and non-U.S. dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (‘‘DRs’’) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets.
Steward Large Cap Core Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization companies.

Steward Large Cap Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization growth companies.
Steward Large Cap Value Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization value companies.
Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income securities, such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.
Steward Values Enhanced International Fund seeks to provide long-term capital appreciation. The Fund invests primarily in DRs or dual listed securities representing securities of companies located or domiciled outside of the United States and allocates selectively between securities of developed market companies and emerging market companies based on portfolio management's broad market view. The Fund's investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the Fund's blended benchmark index, as modified by portfolio management's allocation between securities of developed market companies and emerging market companies, subject to the application of the Fund's values-based screens and the reallocation of a portion of each screened security's weighting in the blended benchmark index (as modified by portfolio management as described above) among certain remaining securities of companies that portfolio management believes exhibit positive values.
Steward Values Enhanced Large Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.
Steward Values Enhanced Small-Mid Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.

In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.
Note 3
— Significant Accounting Policies:

Each Fund, as an investment company, follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) Topic 946 Financial Services — Investment Companies. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’). The following summarizes the significant accounting policies of the Funds.
Portfolio Valuation: Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day or the last trade price falls outside of the bid-ask spread at the end of the day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets.

If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of April 30, 2026. In each instance other than Steward Select Bond Fund, refer to the Schedule of Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$127,974,876	$—	$—	$127,974,876
Money Market Fund	755,136	—	—	755,136
Total Assets - Investments	$128,730,012	$ —	$ —	$128,730,012

Liabilities:
Other Financial Instruments
Written Call Options	$(7,422,509)	$—	$—	$(7,422,509)
Total Liabilities - Other Financial Instruments	$(7,422,509)	$ —	$ —	$(7,422,509)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$88,834,457	$—	$—	$88,834,457
Money Market Fund	11,862,000	—	—	11,862,000
Total Assets - Investments	$100,696,457	$ —	$ —	$100,696,457

Liabilities:
Security Type
Common Stocks Sold Short*	$(99,450,638)	$—	$—	$(99,450,638)
Total Liabilities - Securities Sold Short	$(99,450,638)	$ —	$ —	$(99,450,638)

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$465,107,725	$—	$—	$465,107,725
Preferred Stocks*	5,504,078	—	—	5,504,078
Money Market Fund	4,280,206	—	—	4,280,206
Total Assets - Investments	$474,892,009	$ —	$ —	$474,892,009

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$200,201,725	$—	$—	$200,201,725
Money Market Fund	223,770	—	—	223,770
Total Assets - Investments	$200,425,495	$ —	$ —	$200,425,495

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$246,894,482	$—	$—	$246,894,482
Money Market Fund	274,166	—	—	274,166
Total Assets - Investments	$247,168,648	$ —	$ —	$247,168,648

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$136,783,101	$—	$—	$136,783,101
Money Market Fund	56,451	—	—	56,451
Total Assets - Investments	$136,839,552	$ —	$ —	$136,839,552

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$122,320,471	$—	$122,320,471
Investment Companies	1,916,000	—	—	1,916,000
Municipal Bonds	—	4,981,894	—	4,981,894
U.S. Government Agencies	—	12,449,947	—	12,449,947
U.S. Government Agency Mortgage-Backed Obligations	—	2,407,891	—	2,407,891
U.S. Treasury Obligations	—	66,706,773	—	66,706,773
Money Market Fund	8,799,369	—	—	8,799,369
Total Assets - Investments	$10,715,369	$208,866,976	$ —	$219,582,345

Steward Values Enhanced International Fund
Assets:
Security Type
Common Stocks*	$294,324,024	$—	$—	$294,324,024
Preferred Stocks*	5,177,345	—	—	5,177,345
Money Market Fund	1,278,566	—	—	1,278,566
Total Assets - Investments	$300,779,935	$ —	$ —	$300,779,935

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$316,132,756	$—	$—	$316,132,756
Rights*	—	—	— **	—
Money Market Fund	566,469	—	—	566,469
Total Assets - Investments	$316,699,225	$ —	$ —	$316,699,225

Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$189,228,457	$—	$—	$189,228,457
Rights*	—	—	— **	—
Money Market Fund	67,170	—	—	67,170
Total Assets - Investments	$189,295,627	$ —	$ —	$189,295,627

*	Please refer to the Schedule of Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
As of April 30, 2026, there were no significant Level 3 holdings for the Funds.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, including estimates and assumptions related to taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds’ investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Dividends and Distributions to Shareholders: Dividends from net investment income, if any, from Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund, Steward Values Enhanced International Fund, Steward Values Enhanced Large Cap Fund and Steward Values Enhanced Small-Mid Cap Fund are declared and paid annually, generally in December. Dividends from net investment income, if any, from Steward Global Equity Income Fund and Steward Select Bond Fund are declared and paid quarterly. Steward Covered Call Income Fund declares and pays a monthly dividend distribution which may consist of net investment income and/or short-term capital gains. For all Funds, net realized long-term and short-term capital gains, if any, are declared and distributed at least annually, generally in December, except that, as noted, Steward Covered Call Income Fund may pay short-term capital gains as part of its monthly dividend distribution.
Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

The notional amount of written options outstanding at April 30, 2026 was $103,847,000. The monthly average notional amount for written options contracts for the year ended April 30, 2026 was $89,867,827.
Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations, categorized by risk exposure, as of April 30, 2026, are:

		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value
Steward Covered Call Income Fund	Equity Risk Options Contracts	Written options at fair value	$(7,422,509)

		Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains on options transactions	Change in unrealized depreciation on options transactions
Steward Covered Call Income Fund	Equity Risk Options Contracts	$9,451,527	$(3,815,316)
Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
As of and during the year ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
Allocation of Expenses: Expenses directly attributable to a Fund or Class are charged directly to  that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or other reasonable method.
Foreign Securities: Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.
Short Sales: When Steward Equity Market Neutral Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.
The Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. The Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.
When-Issued Securities: Steward Select Bond Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., ‘‘when issued”) consistent with the Fund's ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however, the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

New Accounting Pronouncement: During the period the Funds adopted the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes ("Topic 740") Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Management has determined there was no material impact to these financial statements as a result of adoption of ASU 2023-09.
Note 4
— Investment Advisory and Other Agreements:

Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (‘‘Crossmark Global Holdings’’), serves as investment adviser to the Funds. Crossmark Global Investments provides investment advisory services to investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement between the Adviser and SFI, on behalf of the Funds. Crossmark Global Investments receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, Crossmark Global Investments has full discretion to manage the assets of the Funds in accordance with their investment objectives.
As compensation for its services as investment adviser, each Fund pays Crossmark Global Investments, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Fund, at the following annual rates:
Steward Covered Call Income Fund	Steward Large Cap Value Fund
— 0.625% of the first $1 billion	— 0.50% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.45% of the next $1 billion
— 0.40% of assets over $2 billion
Steward Equity Market Neutral Fund	Steward Select Bond Fund
— 1.00% of the first $1 billion	— 0.315% of the first $1 billion
— 0.90% of the next $1 billion	— 0.2835% of assets over $1 billion
— 0.80% of assets over $2 billion
Steward Global Equity Income Fund	Steward Values Enhanced International Fund
— 0.625% of the first $1 billion	— 0.365% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.3285% of assets over $1 billion
Steward Large Cap Core Fund	Steward Values Enhanced Large Cap Fund
— 0.50% of the first $1 billion	— 0.215% of the first $1 billion
— 0.45% of the next $1 billion	— 0.1935% of assets over $1 billion
— 0.40% of assets over $2 billion
Steward Large Cap Growth Fund	Steward Values Enhanced Small-Mid Cap Fund
— 0.50% of the first $1 billion	— 0.215% of the first $1 billion
— 0.45% of the next $1 billion	— 0.1935% of assets over $1 billion
— 0.40% of assets over $2 billion
With respect to each Fund listed below, Crossmark Global Investments has entered into an expense limitation agreement. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by each Class of a Fund in any fiscal year exceed the expense limit for such Class of the Fund, such excess amount will be the liability of the Adviser. Brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and extraordinary expenses are excluded from the expense limitation agreement. The expense limitation agreement may be terminated by the Board at any time and will terminate automatically upon the termination of the Advisory Agreement. As of April 30, 2026, the contractual expense limitations were as follows:

In effect through August 31, 2026
Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	1.25%	2.00%	1.00%	1.00%
Steward Equity Market Neutral Fund	2.25%	N/A	N/A	2.00%
Steward Large Cap Core Fund	1.00%	N/A	0.75%	0.75%
Steward Large Cap Growth Fund	1.00%	N/A	N/A	0.75%
Steward Large Cap Value Fund	1.00%	N/A	N/A	0.75%

Steward Covered Call Income Fund,  Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund and Steward Large Cap Value Fund have agreed to repay fees and expenses that were contractually waived or reimbursed by the Adviser for a period up to three years following the date on which such waiver or reimbursement was made to the extent such repayments would not cause the ordinary operating expenses of a Class to exceed the expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment, whichever is lower. Any amounts repaid by the Fund during the year are reflected on the Statements of Operations as ‘‘Repayment of prior expenses reimbursed by the Adviser.’’ There were no repayments of prior expenses reimbursed to the Adviser during the year ended April 30, 2026.
From time to time, the Adviser may voluntarily waive fees or reimburse expenses of a Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Adviser. For the period ended April 30, 2026, the Adviser did not voluntarily waive or reimburse expenses of a Fund.
As of April 30, 2026, the amounts subject to repayment by the Funds under the expense limitation agreement by expiration year were as follows:

	April 30,
Fund	2027	2028	2029
Steward Covered Call Income Fund - Class A	$2,900	$7,103	$6,348
Steward Covered Call Income Fund - Class C	3,174	2,761	3,301
Steward Covered Call Income Fund - Class R6	N/A	N/A	494
Steward Covered Call Income Fund - Institutional Class	170,218	164,841	139,190
Steward Large Cap Core Fund - Class A	1,387	4,010	5,397
Steward Large Cap Core Fund - Class R6	N/A	2,986	5,615
Steward Large Cap Core Fund - Institutional Class	179,928	230,853	219,487
Steward Large Cap Growth Fund - Class A	827	1,925	3,805
Steward Large Cap Growth Fund - Institutional Class	186,429	231,874	242,581
Steward Large Cap Value Fund - Class A	1,753	2,182	2,983
Steward Large Cap Value Fund - Institutional Class	169,802	185,003	196,810

Crossmark Global Investments serves as the administrator of the Funds. For its administration and compliance services, Crossmark Global Investments receives a monthly fee from each Fund calculated at the annual rate of 0.075% of the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.
Crossmark Distributors, Inc. (‘‘Crossmark Distributors’’) serves as the distributor of the Funds’ shares. Crossmark Distributors is an affiliate of Crossmark Global Investments, and both are wholly-owned subsidiaries of Crossmark Global Holdings.
Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund, out of assets attributable to Class A shares, to compensate Crossmark Distributors at an annual rate of 0.25% for its services in connection with the sale and distribution of Class A shares and for services to Class A shareholders.  The Plan allows each Fund, out of assets attributable to Class C shares, to compensate Crossmark Distributors at an annual rate of 1.00% for its services in connection with the sale and distribution of Class C shares and for services to Class C shareholders.  Because these fees are paid out of Class A and Class C assets on an ongoing basis over time these fees will increase the cost of your investment in Class A and Class C shares and may cost you more than paying other types of sales charges. Institutional Class and Class R6 shares are not subject to the Plan.

Each of the Funds has also adopted a Sub-Accounting Services Plan with respect to its Class A, Class C and Institutional Class shares, which provides that each Fund shall reimburse Crossmark Distributors out of the assets of the Fund attributable to the applicable Class for payments by Crossmark Distributors to certain third party providers that assist in the servicing of certain group accounts in which Fund shareholders of the applicable Class participate. For asset-based fee arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable Class of the Fund. For per-account arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to fees payable under the Service and Distribution Plan. Class R6 shares are not subject to the Sub-Accounting Services Plan.
Certain officers and directors of the Funds are also officers and/or directors of Crossmark Global Investments and/or Crossmark Distributors.
Effective June 25, 2025, CWF Fund Officer Services (‘‘CWF’’) provides principal financial officer services to the Funds by making available a senior financial professional who serves as Treasurer of the Funds. CWF receives a fee from the Funds for the services provided, which is paid monthly in arrears. CWF is also reimbursed by the Funds for certain out-of-pocket expenses.
Prior to June 25, 2025, Foreside Fund Officer Services, LLC (‘‘Foreside’’), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), provided principal financial officer services to the Funds by making available a senior financial professional who served as Treasurer of the Funds. Foreside received a fee from the Funds for the services provided, which was paid monthly in arrears. Foreside was also reimbursed by the Funds for certain out-of-pocket expenses.
Total fees allocated to the Funds and paid to CWF or Foreside, as applicable, are reflected as ‘‘Principal financial officer fees’’ on the Statement of Operations.
Note 5
— Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Steward Covered Call Income Fund	$118,626,323	$95,202,828
Steward Equity Market Neutral Fund	342,219,125	356,314,883
Steward Global Equity Income Fund	129,998,877	138,367,888
Steward Large Cap Core Fund	186,578,776	177,611,794
Steward Large Cap Growth Fund	251,661,032	231,367,857
Steward Large Cap Value Fund	146,452,403	115,113,114
Steward Select Bond Fund	17,254,931	11,762,211
Steward Values Enhanced International Fund	184,752,084	158,294,789
Steward Values Enhanced Large Cap Fund	75,463,904	79,066,987
Steward Values Enhanced Small-Mid Cap Fund	48,600,888	76,372,111
Purchases and sales of U.S. government securities for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$30,190,776	$13,419,912
Note 6
— Federal Income Tax Information:

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP.  Reclassifications are made to a Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations.

As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, including written call options and short positions, on a tax basis which include the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Covered Call Income Fund	$126,498,628	$8,572,620	$(13,763,744)	$(5,191,124)
Steward Equity Market Neutral Fund	(5,819,829)	20,253,432	(13,187,784)	7,065,648
Steward Global Equity Income Fund	363,904,081	131,870,317	(20,882,389)	110,987,928
Steward Large Cap Core Fund	168,112,602	38,357,222	(6,044,329)	32,312,893
Steward Large Cap Growth Fund	206,226,970	46,579,523	(5,637,845)	40,941,678
Steward Large Cap Value Fund	118,437,159	21,609,294	(3,206,901)	18,402,393
Steward Select Bond Fund	227,439,296	1,076,636	(8,933,587)	(7,856,951)
Steward Values Enhanced International Fund	260,128,599	55,185,201	(14,533,865)	40,651,336
Steward Values Enhanced Large Cap Fund	205,727,362	122,299,311	(11,327,448)	110,971,863
Steward Values Enhanced Small-Mid Cap Fund	158,337,657	53,316,223	(22,358,251)	30,957,972
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.
The tax character of distributions paid during the fiscal year ended April 30, 2026, are as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Steward Covered Call Income Fund	$9,592,477	$331,442	$9,923,919
Steward Equity Market Neutral Fund	2,639,253	—	2,639,253
Steward Global Equity Income Fund	7,810,660	20,020,096	27,830,756
Steward Large Cap Core Fund	917,277	9,728,502	10,645,779
Steward Large Cap Growth Fund	3,004,897	15,827,635	18,832,532
Steward Large Cap Value Fund	2,425,698	5,050,569	7,476,267
Steward Select Bond Fund	6,604,603	—	6,604,603
Steward Values Enhanced International Fund	9,096,848	12,939,122	22,035,970
Steward Values Enhanced Large Cap Fund	2,209,710	8,462,574	10,672,284
Steward Values Enhanced Small-Mid Cap Fund	2,685,831	11,324,627	14,010,458
The tax character of distributions paid during the fiscal year ended April 30, 2025, are as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Steward Covered Call Income Fund	$8,586,185	$2,757,636	$11,343,821
Steward Equity Market Neutral Fund	3,844,385	288,350	4,132,735
Steward Global Equity Income Fund	14,054,346	4,849,187	18,903,533
Steward Large Cap Core Fund	811,836	1,204,196	2,016,032
Steward Large Cap Growth Fund	2,660,457	8,723,459	11,383,916
Steward Large Cap Value Fund	1,715,722	3,755,090	5,470,812
Steward Select Bond Fund	5,884,300	—	5,884,300
Steward Values Enhanced International Fund	7,316,028	23,828,881	31,144,909
Steward Values Enhanced Large Cap Fund	2,162,673	18,142,365	20,305,038
Steward Values Enhanced Small-Mid Cap Fund	3,737,175	8,259,720	11,996,895

In addition to the Ordinary and Capital Gains distribution, during the fiscal year ended April 30, 2026, the following Funds had permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the disallowance of a net operating loss resulting in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

Fund	Ordinary Income	Short-term Capital Gain	Long-term Capital Gain	Total Equalization
Steward Global Equity Income Fund	$331,060	$—	$1,147,822	$1,478,882
Steward Large Cap Core Fund	48,584	186,890	796,832	1,032,306
Steward Large Cap Growth Fund	—	202,986	614,517	817,503
Steward Large Cap Value Fund	31,278	81,945	146,256	259,479
Steward Values Enhanced International Fund	530,601	833,513	1,286,494	2,650,608
Steward Values Enhanced Large Cap Fund	106,348	73,983	802,021	982,352
Steward Values Enhanced Small-Mid Cap Fund	111,801	229,524	949,811	1,291,136
As of April 30, 2026, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Steward Covered Call Income Fund	$5,793,691	$900,415	$(35,242)	$(5,191,124)	$1,467,740
Steward Equity Market Neutral Fund	1,222,498	—	(6,382,418)	7,065,648	1,905,728
Steward Global Equity Income Fund	1,596,274	20,964,434	—	110,987,928	133,548,636
Steward Large Cap Core Fund	3,152,230	9,469,317	—	32,312,893	44,934,440
Steward Large Cap Growth Fund	2,097,823	3,777,895	—	40,941,678	46,817,396
Steward Large Cap Value Fund	2,641,626	3,215,286	—	18,402,393	24,259,305
Steward Select Bond Fund	1,110,517	—	(6,620,704)	(7,856,951)	(13,367,138)
Steward Values Enhanced International Fund	10,794,370	9,604,133	—	40,651,336	61,049,839
Steward Values Enhanced Large Cap Fund	800,631	8,254,887	—	110,971,863	120,027,381
Steward Values Enhanced Small-Mid Cap Fund	1,816,780	5,569,321	—	30,957,972	38,344,073
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.  Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards (‘‘CLCFs’’) and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
As of the end of the fiscal year ended April 30, 2026, the Funds had CLCFs as summarized in the table below. To the extent that these CLCFs are used to offset future capital gains, it is anticipated that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Equity Market Neutral Fund	$6,382,418	$—	$6,382,418
Steward Select Bond Fund	56,771	6,563,933	6,620,704
In accordance with GAAP, the Funds will make reclassifications, if applicable, among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences (e.g., equalization, PFIC adjustments, net operating losses) and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2026, the following reclassifications were made between the capital accounts and distributable earnings:

Fund	Distributable Earnings/ (Accumulated Deficit)	Capital
Steward Covered Call Income Fund	$—	$—
Steward Equity Market Neutral Fund	—	—
Steward Global Equity Income Fund	(1,478,882)	1,478,882
Steward Large Cap Core Fund	(1,032,306)	1,032,306
Steward Large Cap Growth Fund	(817,503)	817,503
Steward Large Cap Value Fund	(259,479)	259,479
Steward Select Bond Fund	—	—
Steward Values Enhanced International Fund	(2,650,608)	2,650,608
Steward Values Enhanced Large Cap Fund	(982,352)	982,352
Steward Values Enhanced Small-Mid Cap Fund	(1,291,136)	1,291,136
Note 7
— Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, Assemblies of God Financial Services Group DBA AGFinancial, the parent company of Crossmark Global Holdings, through its subsidiary, Steward Financial Holdings, Inc., had effective voting control over SFI and each of the Funds. In addition, as of April 30, 2026, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership. The percentages below include shares over which Assemblies of God Financial Services Group DBA AGFinancial has voting control.

		Percent Owned
Steward Covered Call Income Fund	Voya Financial Partners, LLC	33%

Steward Equity Market Neutral Fund	Voya Financial Partners, LLC	35%

Steward Global Equity Income Fund	National Financial Services LLC	32%

Steward Large Cap Core Fund	Voya Financial Partners, LLC	35%

Steward Large Cap Growth Fund	Voya Financial Partners, LLC	44%

Steward Large Cap Value Fund	Voya Financial Partners, LLC	34%

Steward Select Bond Fund	National Financial Services LLC	29%
Steward Select Bond Fund	Voya Financial Partners, LLC	53%

Steward Values Enhanced International Fund	National Financial Services LLC	29%
Steward Values Enhanced International Fund	Voya Financial Partners, LLC	33%

Steward Values Enhanced Large Cap Fund	National Financial Services LLC	31%
Steward Values Enhanced Large Cap Fund	Voya Financial Partners, LLC	44%

Steward Values Enhanced Small-Mid Cap Fund	National Financial Services LLC	30%

Note 8
— Commitments and Contingencies:

Under the Funds' organizational documents, the Funds' current and former officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers and other third parties that may provide for certain indemnifications. The Funds' maximum exposure under these indemnification provisions is unknown and may include future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

Note 9
 — Segment Reporting:

The President of the Funds acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager(s). The Funds do not allocate operating expenses or assets to multiple segments.
There were no intra-entity sales or transfers during the reporting period. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level items and are not allocated to specific segments or business lines. Accordingly, no additional segment disclosures are required. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Steward Funds, Inc.
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments,of Steward Funds, Inc. comprising the funds listed below (the “Funds”) as of April 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Steward Covered Call Income Fund,
Steward Global Equity Income Fund,
Steward Select Bond Fund,
Steward Values Enhanced International Fund
(formerly, Steward International Enhanced
Index Fund),
Steward Values Enhanced Large Cap Fund,
and Steward Values Enhanced Small-Mid
Cap Fund
	For the year ended April 30, 2026	For the years ended April 30, 2026, and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, and Steward Large Cap Value Fund	For the year ended April 30, 2026	For the years ended April 30, 2026, and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and for the period from November 15, 2021 (commencement of operations) through April 30, 2022
Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2007.
/s/ COHEN & COMPANY, LTD.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 25, 2026

Tax Information (Unaudited)

Federal Income Tax Information:
For the fiscal year ended April 30, 2026, the following percentages of the total ordinary income distributions paid by the Funds qualify for the dividends received deduction available to corporate shareholders.

Fund	Dividends Received Deduction
Steward Covered Call Income Fund	3.60%
Steward Equity Market Neutral Fund	44.69%
Steward Global Equity Income Fund	70.92%
Steward Large Cap Core Fund	100.00%
Steward Large Cap Growth Fund	38.16%
Steward Large Cap Value Fund	70.78%
Steward Select Bond Fund	—%
Steward Values Enhanced International Fund	—%
Steward Values Enhanced Large Cap Fund	100.00%
Steward Values Enhanced Small-Mid Cap Fund	72.83%
For the fiscal year ended April 30, 2026, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2026 Form 1099-DIV.
For the taxable year ended April 30, 2026, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Steward Covered Call Income Fund	3.56%
Steward Equity Market Neutral Fund	51.12%
Steward Global Equity Income Fund	100.00%
Steward Large Cap Core Fund	100.00%
Steward Large Cap Growth Fund	40.42%
Steward Large Cap Value Fund	80.83%
Steward Select Bond Fund	—%
Steward Values Enhanced International Fund	90.58%
Steward Values Enhanced Large Cap Fund	100.00%
Steward Values Enhanced Small-Mid Cap Fund	77.00%
The Funds declared long-term distributions of realized gains as follows:

Fund	Long-Term Capital Gains
Steward Covered Call Income Fund	$331,442
Steward Equity Market Neutral Fund	—
Steward Global Equity Income Fund	20,020,096
Steward Large Cap Core Fund	9,728,502
Steward Large Cap Growth Fund	15,827,635
Steward Large Cap Value Fund	5,050,569
Steward Select Bond Fund	—
Steward Values Enhanced International Fund	12,939,122
Steward Values Enhanced Large Cap Fund	8,462,574
Steward Values Enhanced Small-Mid Cap Fund	11,324,627

The Funds declared short-term distributions of realized gains as follows:

Fund	Short-Term Capital Gains
Steward Covered Call Income Fund	$9,226,397
Steward Equity Market Neutral Fund	—
Steward Global Equity Income Fund	—
Steward Large Cap Core Fund	—
Steward Large Cap Growth Fund	3,004,897
Steward Large Cap Value Fund	1,289,627
Steward Select Bond Fund	—
Steward Values Enhanced International Fund	3,562,808
Steward Values Enhanced Large Cap Fund	737,626
Steward Values Enhanced Small-Mid Cap Fund	1,391,218

Additional Information (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements. See "Directors fees," "Chief compliance officer fees" and "Principal financial officer fees" in the Statements of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Visit us online at:

www.crossmarkglobal.com/stewardfunds/

Steward Funds

Annual Financial Statements and Additional Information

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Values Enhanced International Fund

Steward Values Enhanced Large Cap Fund

Steward Values Enhanced Small-Mid Cap Fund

S T E W A R D F U N D S

Distributed by:

Crossmark Distributors, Inc.

9753 Katy Freeway, Suite 200 Houston, TX 77024 1-800-262-6631 stewardfunds@crossmarkglobal.com

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-2(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable

(a)(3) Certifications for each principal executive principal financial officers of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Steward Funds, Inc.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: July 7, 2026

By: /s/ Sheri Steward Morris
Sheri Steward Morris
Treasurer
(Principal Financial Officer)

Date: July 7, 2026